Document and Entity Information	6 Months Ended
Jun. 30, 2012
Entity Information [Line Items]
Entity Registrant Name	Sabra Health Care REIT, Inc.
Entity Central Index Key	0001492298
Entity Filer Category	Accelerated Filer
Document Type	S-4
Document Period End Date	Jun 30, 2012
Amendment Flag	false

Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Assets
Real estate investments, net of accumulated depreciation	$ 698,578	$ 658,377	$ 482,297
Loans Receivable, Net	21,193	0
Cash and cash equivalents	3,110	42,250	74,233
Restricted cash	7,076	6,093	4,716
Deferred tax assets	25,540	25,540	26,300
Prepaid expenses, deferred financing costs and other assets	23,021	17,390	12,013
Total assets	778,518	749,650	599,559
Liabilities and stockholders’ equity
Mortgage notes payable	157,872	158,398	161,440
Secured revolving credit faciity	42,500	0
Senior unsecured notes payable	225,000	225,000	225,000
Accounts payable and accrued liabilities	11,181	14,139	9,286
Tax liability	25,540	25,540	26,300
Total liabilities	462,093	423,077	422,026
Commitments and contingencies
Stockholders’ equity
Preferred stock, $.01 par value; 10,000,000 shares authorized, zero shares issued and outstanding	0	0	0
Common stock, $.01 par value; 125,000,000 shares authorized	371	369	251
Additional paid-in capital	349,272	344,995	177,275
Cumulative distributions in excess of net income	(33,218)	(18,791)	7
Total stockholders' equity	316,425	326,573	177,533
Total liabilities and stockholders’ equity	$ 778,518	$ 749,650	$ 599,559

Consolidated Balance Sheets (Parentheticals) (USD $) In Thousands, except Share data, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Nov. 14, 2010
Assets
Accumulated depreciation	$ 123,651	$ 108,916	$ 88,701	$ 85,567
Stockholders’ equity
Preferred stock, par value	$ 0.01	$ 0.01	$ 0.01	$ 0.01
Preferred stock, shares authorized	10,000,000	10,000,000	10,000,000	10,000,000
Preferred stock, shares issued	0	0	0	0
Preferred stock, shares outstanding	0	0	0	0
Common stock, par value	$ 0.01	$ 0.01	$ 0.01	$ 0.01
Common stock, shares authorized	125,000,000	125,000,000	125,000,000	125,000,000
Common stock, shares issued	37,051,242	36,891,712	25,061,072	25,061,072
Common stock, shares outstanding	37,051,242	36,891,712	25,061,072	25,061,072

Consolidated Statement of Stockholders' Equity (USD $) In Thousands, except Share data	Total	Common Stock	Additional Paid-in Capital	Cumulated Distributions in Excess of Net Income
Balance at Nov. 15, 2010	$ 177,191	$ 251	$ 176,940	$ 0
Balance, shares at Nov. 15, 2010		25,061,072
Net income	7			7
Amortization of stock based compensation	335		335
Balance at Dec. 31, 2010	177,533	251	177,275	7
Balance, shares at Dec. 31, 2010	25,061,072	25,061,072
Net income	3,335			3,335
Amortization of stock based compensation	2,478		2,478
Stock issuance, shares		77,176
Stock issuance	547	0	547
Common dividends	(8,051)			(8,051)
Balance at Jun. 30, 2011	175,842	251	180,300	(4,709)
Balance, shares at Jun. 30, 2011		25,138,248
Balance at Dec. 31, 2010	177,533	251	177,275	7
Balance, shares at Dec. 31, 2010	25,061,072	25,061,072
Net income	12,842			12,842
Amortization of stock based compensation	4,600		4,600
Stock issuance, shares		11,830,640
Stock issuance	163,238	118	163,120
Common dividends	(31,640)			(31,640)
Balance at Dec. 31, 2011	326,573	369	344,995	(18,791)
Balance, shares at Dec. 31, 2011	36,891,712	36,891,712
Net income	10,328			10,328
Amortization of stock based compensation	4,135		4,135
Stock issuance, shares		159,530
Stock issuance	144	2	142
Common dividends	(24,755)			(24,755)
Balance at Jun. 30, 2012	$ 316,425	$ 371	$ 349,272	$ (33,218)
Balance, shares at Jun. 30, 2012	37,051,242	37,051,242

Consolidated Statements of Income (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2011
Revenues:
Rental income	$ 8,781	$ 80,678
Interest income	14	3,547
Total revenues	8,795	84,225
Expenses:
Depreciation and amortization	3,134	26,591
Interest	3,859	30,319
General and administrative	1,553	14,473
Total expenses	8,546	71,383
Income before income taxes	249	12,842
Income tax expense	242	0
Net income	$ 7	$ 12,842
Net income per common share, basic (dollars per share)	$ 0	$ 0.43
Net income per common share, diluted (dollars per share)	$ 0	$ 0.43
Weighted-average number of common shares outstanding, basic (shares)	25,110,936	30,109,417
Weighted-average number of common shares outstanding, diluted (shares)	25,186,988	30,171,225
Dividends per common share (dollars per share)	$ 0	$ 0.96

Consolidated Statement of Stockholders' Equity (Parenthetical) (USD $)	0 Months Ended					6 Months Ended		12 Months Ended
	Apr. 24, 2012	Feb. 29, 2012	Nov. 02, 2011	Aug. 02, 2011	May 03, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011
Common dividends	$ 0.33	$ 0.33	$ 0.32	$ 0.32	$ 0.32	$ 0.66	$ 0.32	$ 0.96

Consolidated Statement of Cash Flows (USD $) In Thousands, unless otherwise specified	1 Months Ended	6 Months Ended		12 Months Ended
	Dec. 31, 2010	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011
Cash flows from operating activities:
Net income	$ 7	$ 10,328	$ 3,335	$ 12,842
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	3,134	14,860	12,377	26,591
Non-cash interest income adjustments		(9)	0
Amortization of deferred financing costs	230	1,447	995	1,998
Stock-based compensation expense	335	3,842	2,478	4,600
Amortization of premium on notes payable	(2)	(8)	(8)	(15)
Deferred taxes	242			0
Straight-line rental income adjustments	0	(1,690)	(128)	(2,092)
Changes in operating assets and liabilities:
Prepaid expenses and other assets	(609)	(779)	219	(1,035)
Accounts payable and accrued liabilities	3,276	(1,914)	485	5,695
Restricted cash	(21)	(2,008)	(1,825)	(3,879)
Net cash provided by operating activities	6,592	24,087	17,928	44,705
Cash flows from investing activities:
Cash received in the Separation	67,134			0
Acquisitions of real estate	0	(55,550)	(74,000)	(204,500)
Proceeds from Loan Originations		(21,176)	0
Acquisition of note receivable	0	0	(5,348)	(5,348)
Additions to corporate furniture, fixtures and equipment	(16)	(730)	(86)	(86)
Repayment of note receivable	0			5,348
Net cash (used in) provided by investing activities	67,118	(77,456)	(79,434)	(204,586)
Cash flows from financing activities:
Proceeds from Lines of Credit		42,500	0
Proceeds from Notes Payable	10,000	21,947	0
Proceeds from mortgage notes payable	10,000			0
Payment of Separation-related obligations	(9,081)			0
Principal payments on mortgage notes payable	(235)	(22,464)	(1,499)	(3,027)
Payments of deferred financing costs	(161)	(3,435)	(270)	(677)
Issuance of common stock	0	144	547	163,242
Dividends paid	0	(24,463)	(8,051)	(31,640)
Net cash provided by financing activities	523	14,229	(9,273)	127,898
Net (decrease) increase in cash and cash equivalents	74,233	(39,140)	(70,779)	(31,983)
Cash and cash equivalents, beginning of period	0	42,250	74,233	74,233
Cash and cash equivalents, end of period	74,233	3,110	3,454	42,250
Supplemental disclosure of cash flow information:
Interest paid	$ 760	$ 14,677	$ 14,476	$ 28,557

BUSINESS	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Business
BUSINESS
Overview
Sabra Health Care REIT, Inc. (“Sabra” or the “Company”) was incorporated on May 10, 2010 as a wholly owned subsidiary of Sun Healthcare Group, Inc. (“Old Sun”) and commenced operations on November 15, 2010. Sabra is organized to qualify as a real estate investment trust (“REIT”) and intends to elect to be treated as a REIT for U.S. federal income tax purposes commencing with its taxable year beginning on January 1, 2011. Sabra’s primary business consists of acquiring, financing and owning real estate property to be leased to third party tenants in the healthcare sector. Sabra owns substantially all of its assets and properties and conducts its operations through Sabra Health Care Limited Partnership, a Delaware limited partnership (the “Operating Partnership”), of which Sabra is the sole general partner, or by subsidiaries of the Operating Partnership. As of June 30, 2012, Sabra’s investment portfolio included 103 properties (consisting of (i) 93 skilled nursing/post-acute facilities, (ii) nine senior housing facilities, and (iii) one acute care hospital). In addition, as of June 30, 2012, a wholly owned subsidiary of the Company was the lender of a mortgage loan secured by a first trust deed in a skilled nursing facility located in Texas and a mezzanine loan secured by the borrowers' equity interests in three skilled nursing facilities and one assisted living facility located in Texas.

BUSINESS
Overview
Sabra Health Care REIT, Inc. (“Sabra” or the “Company”) was incorporated on May 10, 2010 as a wholly owned subsidiary of Sun Healthcare Group, Inc. (“Old Sun”) and commenced operations upon completion of the Separation and REIT Conversion Merger (discussed below) on November 15, 2010 (the “Separation Date”). Sabra is organized to qualify as a real estate investment trust (“REIT”) and will elect to be treated as a REIT for U.S. federal income tax purposes upon the filing of its U.S. federal income tax return for the taxable year beginning January 1, 2011. Sabra’s primary business consists of acquiring, financing and owning real estate property to be leased to third party tenants in the healthcare sector. Sabra owns substantially all of its assets and properties and conducts its operations through Sabra Health Care Limited Partnership, a Delaware limited partnership (the “Operating Partnership”), of which Sabra is the sole general partner, or by subsidiaries of the Operating Partnership. As of December 31, 2011, Sabra’s investment portfolio included 97 properties (consisting of (i) 76 skilled nursing facilities, (ii) ten combined skilled nursing, assisted living and independent living facilities, (iii) six assisted living facilities, (iv) two mental health facilities, (v) one independent living facility, (vi) one continuing care retirement community, and (vii) one acute care hospital).
Separation and REIT Conversion Merger
On May 24, 2010, Old Sun announced its intention to restructure its business by separating its real estate assets and its operating assets into two separate publicly traded companies, Sabra and SHG Services Inc. (which has been renamed “Sun Healthcare Group, Inc.” or “Sun”). In order to effect the restructuring, Old Sun distributed to its stockholders on a pro rata basis all of the outstanding shares of common stock of Sun (this distribution is referred to as the “Separation”), together with an additional cash distribution. Immediately following the Separation, Old Sun merged with and into Sabra, with Sabra surviving the merger and Old Sun stockholders receiving shares of Sabra common stock in exchange for their shares of Old Sun common stock (this merger is referred to as the “REIT Conversion Merger”). Effective November 15, 2010, the Separation and REIT Conversion Merger were completed and Sabra and Sun began operations as separate companies.
Following the Separation, Sun, through its subsidiaries, continued the business and operations of Old Sun and its subsidiaries. Sabra did not operate prior to the Separation. Immediately following the Separation, subsidiaries of Sabra owned substantially all of Old Sun’s owned real property. The owned real property held by subsidiaries of Sabra following the Separation includes fixtures and certain personal property associated with the real property. The historical consolidated financial statements of Old Sun became the historical consolidated financial statements of Sun at the time of the Separation. At the time of the Separation, the balance sheet of Sabra included the owned real property and mortgage indebtedness to third parties on the real property as well as indebtedness incurred by Sabra prior to completion of the Separation. The statements of income and cash flows of Sabra consist solely of its operations after the Separation. The Separation was accounted for as a reverse spinoff. Accordingly, Sabra’s assets and liabilities are recorded at the historical carrying values of Old Sun.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Accounting Policies [Abstract]
Summary of Significant Accounting Policies
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Principles of Consolidation and Basis of Presentation
The condensed consolidated financial statements include the accounts of Sabra and its wholly owned subsidiaries. All significant intercompany balances and transactions are eliminated in consolidation.
The accompanying unaudited condensed consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles (“GAAP”) for interim financial information as contained within the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) and the rules and regulations of the Securities and Exchange Commission (the “SEC”), including the instructions to Form 10-Q and Article 10 of Regulation S-X. Accordingly, the unaudited condensed consolidated financial statements do not include all of the information and footnotes required by GAAP for financial statements. In the opinion of management, the financial statements for the unaudited interim periods presented include all adjustments, which are of a normal and recurring nature, necessary for a fair statement of the results for such periods. Operating results for the three and six months ended June 30, 2012 are not necessarily indicative of the results that may be expected for the year ending December 31, 2012. For further information, refer to the Company’s consolidated financial statements and notes thereto for the year ended December 31, 2011 included in the Company’s 2011 Annual Report on Form 10-K filed with the SEC.

Use of Estimates
The preparation of the condensed consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the condensed consolidated financial statements and accompanying notes. Actual results could materially differ from those estimates.

Real Estate Acquisition Valuation
The Company accounts for the acquisition of income-producing real estate or real estate that will be used for the production of income as a business combination. All assets acquired and liabilities assumed in a business combination are measured at their acquisition-date fair values. Acquisition pursuit costs are expensed as incurred and restructuring costs that do not meet the definition of a liability at the acquisition date are expensed in periods subsequent to the acquisition date. During the three and six months ended June 30, 2012, the Company expensed $0.4 million and $0.9 million, respectively, of acquisition pursuit costs, which is included in general and administrative expense on the accompanying condensed consolidated statements of income.
Estimates of the fair values of the tangible assets, identifiable intangibles and assumed liabilities require the Company to make significant assumptions to estimate market lease rates, property-operating expenses, carrying costs during lease-up periods, discount rates, market absorption periods, and the number of years the property will be held for investment. The use of inappropriate assumptions would result in an incorrect valuation of the Company’s acquired tangible assets, identifiable intangibles and assumed liabilities, which would impact the amount of the Company’s net income.

Interest Income
Interest income on the Company’s loans receivable is recognized on an accrual basis over the life of the investment using the interest method. Direct loan origination costs are amortized over the term of the loan as an adjustment to interest income. When concerns exist as to the ultimate collection of principal or interest due under a loan, the loan is placed on nonaccrual status and the Company will not recognize interest income until the cash is received, or the loan returns to accrual status. If the Company determines the collection of interest according to the contractual terms of the loan is probable, the Company will resume the accrual of interest.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Principles of Consolidation and Basis of Presentation
The accompanying consolidated financial statements include the accounts of Sabra and its wholly-owned subsidiaries as of and for the year ended December 31, 2011 and as of December 31, 2010 and for the period from the Separation Date through December 31, 2010. All material intercompany transactions and balances have been eliminated in consolidation. The consolidated financial statements are prepared in accordance with U.S. generally accepted accounting principles (“GAAP”).

Use of Estimates
The preparation of the consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Actual results could materially differ from those estimates.

Revenue Recognition
The Company recognizes rental revenue from tenants, including rental abatements, lease incentives and contractual fixed increases attributable to operating leases, on a straight-line basis over the term of the related leases when collectibility is reasonably assured. If the lease provides for tenant improvements, the Company determines whether the tenant improvements, for accounting purposes, are owned by the tenant or by the Company. When the Company is the owner of the tenant improvements, the tenant is not considered to have taken physical possession or have control of the physical use of the leased asset until the tenant improvements are substantially completed. When the tenant is the owner of the tenant improvements, any tenant improvement allowance that is funded is treated as a lease incentive and amortized as a reduction of revenue over the lease term.
Real Estate Investments
Depreciation and Amortization
Real estate costs related to the acquisition and improvement of properties are capitalized and amortized over the expected useful life of the asset on a straight-line basis. Repair and maintenance costs are charged to expense as incurred and significant replacements and betterments are capitalized. Repair and maintenance costs include all costs that do not extend the useful life of the real estate asset. The Company considers the period of future benefit of an asset to determine its appropriate useful life. Depreciation of real estate assets and amortization of lease intangibles are included in depreciation and amortization in the accompanying consolidated statements of operations. The Company anticipates the estimated useful lives of its assets by class to be generally as follows: land improvements, 3 to 40 years; buildings and building improvements, 3 to 40 years; and furniture and equipment, 1 to 20 years.
Impairment of Real Estate Investments
The Company continually monitors events and changes in circumstances that could indicate that the carrying amounts of its real estate investments may not be recoverable or realized. When indicators of potential impairment suggest that the carrying value of real estate investments may not be recoverable, the Company assesses the recoverability by estimating whether the Company will recover the carrying value of its real estate investments through its undiscounted future cash flows and the eventual disposition of the investment. If, based on this analysis, the Company does not believe that it will be able to recover the carrying value of its real estate investments, the Company would record an impairment loss to the extent that the carrying value exceeds the estimated fair value of its real estate investments. The Company did not record any impairment loss on its real estate investments during the period from the Separation Date through December 31, 2011.

Real Estate Acquisition Valuation
The Company accounts for the acquisition of income-producing real estate or real estate that will be used for the production of income as a business combination. All assets acquired and liabilities assumed in a business combination are measured at their acquisition-date fair values. The acquisition value of land, building and improvements are included in real estate investments, net on the accompanying consolidated balance sheets. The acquisition value of tenant relationship and origination and absorption intangible assets are included in prepaid expenses, deferred financing costs and other assets in the accompanying consolidated balance sheets. Acquisition pursuit costs are expensed as incurred and restructuring costs that do not meet the definition of a liability at the acquisition date are expensed in periods subsequent to the acquisition date. During the year ended December 31, 2011, the Company completed eleven business combinations and expensed $3.2 million of acquisition pursuit costs, which is included in general and administrative expense on the accompanying consolidated statements of income.
Estimates of the fair values of the tangible assets, identifiable intangibles and assumed liabilities require the Company to make significant assumptions to estimate market lease rates, property operating expenses, carrying costs during lease-up periods, discount rates, market absorption periods, and the number of years the property will be held for investment. The use of inappropriate assumptions would result in an incorrect valuation of the Company’s acquired tangible assets, identifiable intangibles and assumed liabilities, which would impact the amount of the Company’s net income.
Investment in Hillside Terrace Mortgage Note
Generally, interest contractually due under a loan is recognized on an accrual basis and any acquisition premiums or discounts are amortized over the term of the loan as an adjustment to interest income. However, when concerns exist as to the ultimate collection of principal or interest due under a loan, the loan is placed on nonaccrual status and the Company will not recognize interest income until the cash is received, or the loan returns to accrual status. If we determine the collection of interest according to the contractual terms of the loan is probable, the Company will resume the accrual of interest and amortization of acquisitions premiums or discounts as an adjustment to interest income. On March 25, 2011, the Company purchased, at a discount, a defaulted mortgage note (“Hillside Terrace Mortgage Note”) secured by a combined assisted living, independent living and memory care facility located in Ann Arbor, Michigan, for $5.3 million. Initially, due to significant uncertainty as to the ability of the borrower under the Hillside Terrace Mortgage Note to pay amounts contractually due, the Company placed this loan on nonaccrual status. During the fourth quarter of 2011, the Company determined it was likely that the borrower would be able to complete a discounted repayment of the Hillside Terrace Mortgage Note for $8.3 million and therefore the $3.0 million excess of the repayment amount over its investment in the Hillside Terrace Mortgage Note was recorded as interest income in December 2011. In addition, the Company paid a $1.4 million fee to an unaffiliated third party for its assistance in acquiring and ultimately collecting on the Hillside Terrace Mortgage Note.
Cash and Cash Equivalents
The Company considers all short-term (with an original maturity of three months or less), highly-liquid investments utilized as part of the Company's cash-management activities to be cash equivalents. Cash equivalents may include cash and short-term investments. Short-term investments are stated at cost, which approximates fair value.
The Company's cash and cash equivalents balance exceeds federally insurable limits as of December 31, 2011. To date, the Company has experienced no loss or lack of access to cash in its operating accounts. The Company has a corporate banking relationship with Bank of America, N.A. in which it deposits all funds.
Restricted Cash
Restricted cash primarily consists of amounts held by mortgage lenders to provide for future real estate tax expenditures, tenant improvements and capital expenditures. Pursuant to the terms of the Company's leases with Sun, the Company has assigned its interests in certain of these restricted cash accounts to Sun and this amount is included in accounts payable and accrued liabilities on the Company's consolidated balance sheet. As of December 31, 2011 and 2010, restricted cash totaled $6.1 million and $4.7 million, respectively, and restricted cash obligations totaled $5.4 million and $4.4 million, respectively.
Stock-Based Compensation
Stock-based compensation expense for stock-based awards granted to Sabra's employees and its non-employee directors are recognized in the statements of income based on their estimated grant date fair value. Compensation expense for awards with graded vesting schedules is generally recognized ratably over the period from the grant date to the date when the award is no longer contingent on the employee providing additional services.

Deferred Financing Costs
Deferred financing costs representing fees paid to third parties to obtain financing are amortized over the terms of the respective financing agreements using the interest method. Unamortized deferred financing costs are expensed when the associated debt is refinanced or repaid before maturity. Costs incurred in seeking financings that do not close are expensed in the period in which it is determined that the financing will not close. As of December 31, 2011 and 2010, the Company's deferred financing costs were included in prepaid expenses, deferred financing costs and other assets on the accompanying consolidated balance sheets and totaled $9.4 million and $10.8 million, respectively, net of amortization.
Income Taxes
The Company is organized as a REIT and will elect to be treated as a REIT for U.S. federal income tax purposes upon the filing of its U.S. federal income tax return for the taxable year beginning January 1, 2011. To qualify as a REIT, the Company must meet certain organizational and operational requirements, including a requirement to distribute at least 90% of the Company's annual REIT taxable income to stockholders (which is computed without regard to the dividends-paid deduction or net capital gains and which does not necessarily equal net income as calculated in accordance with GAAP). As a REIT, the Company generally will not be subject to federal income tax on income that it distributes as dividends to its stockholders. If the Company fails to qualify as a REIT in any taxable year, it will be subject to federal income tax on its taxable income at regular corporate income tax rates and generally will not be permitted to qualify for treatment as a REIT for federal income tax purposes for the four taxable years following the year during which qualification is lost, unless the Internal Revenue Service grants the Company relief under certain statutory provisions. Such an event could materially and adversely affect the Company's net income and net cash available for distribution to stockholders. However, the Company believes that it is organized and operates in such a manner as to qualify for treatment as a REIT.
For income tax purposes, the Company is the surviving taxpayer of the Separation. Accordingly, tax positions taken by Old Sun prior to the Separation will remain the Company's obligations after the Separation. However, under an agreement with Sun relating to tax allocation matters (the “Tax Allocation Agreement”), Sun is responsible for and will indemnify the Company against, among other things, federal, state and local taxes related to periods prior to the Separation to the extent the deferred tax assets allocated to the Company as part of the Separation are not sufficient and/or cannot be utilized to satisfy these taxes. After the 2010 tax year, the Company and Sun have agreed, to the extent allowable by applicable law, to allocate all net operating loss attributes generated in prior years to Sun. In addition, Sun will generally have the right to control the conduct and disposition of any tax audits or other proceedings with regard to such periods, and will be entitled to any refund or credit for such periods.
The Company evaluates its tax positions using a two step approach: step one (recognition) occurs when a company concludes that a tax position, based solely on its technical merits, is more likely than not to be sustained upon examination and step two (measurement) is only addressed if step one has been satisfied (i.e., the position is more likely than not to be sustained). Under step two, the tax benefit is measured as the largest amount of benefit (determined on a cumulative probability basis) that is more likely than not to be realized upon ultimate settlement. The Company will recognize tax penalties relating to unrecognized tax benefits as additional tax expense.
Fair Value Measurements
Under GAAP, the Company is required to measure certain financial instruments at fair value on a recurring basis. In addition, the Company is required to measure other financial instruments and balances at fair value on a non-recurring basis (e.g., carrying value of impaired real estate loans receivable and long-lived assets). Fair value is defined as the price that would be received upon the sale of an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The GAAP fair value framework uses a three-tiered approach. Fair value measurements are classified and disclosed in one of the following three categories:

•	Level 1: unadjusted quoted prices in active markets that are accessible at the measurement date for identical assets or liabilities;

•
Level 2: quoted prices for similar instruments in active markets, quoted prices for identical or similar instruments in markets that are not active, and model-derived valuations in which significant inputs and significant value drivers are observable in active markets; and

•	Level 3: prices or valuation techniques where little or no market data is available that requires inputs that are both significant to the fair value measurement and unobservable.

When available, the Company utilizes quoted market prices from an independent third-party source to determine fair value and classifies such items in Level 1 or Level 2. In instances where the market for a financial instrument is not active, regardless of the availability of a nonbinding quoted market price, observable inputs might not be relevant and could require the Company to make a significant adjustment to derive a fair value measurement. Additionally, in an inactive market, a market price quoted from an independent third party may rely more on models with inputs based on information available only to that independent third party. When the Company determines the market for a financial instrument owned by the Company to be illiquid or when market transactions for similar instruments do not appear orderly, the Company uses several valuation sources (including internal valuations, discounted cash flow analysis and quoted market prices) and establishes a fair value by assigning weights to the various valuation sources. Additionally, when determining the fair value of liabilities in circumstances in which a quoted price in an active market for an identical liability is not available, the Company measures fair value using (i) a valuation technique that uses the quoted price of the identical liability when traded as an asset or quoted prices for similar liabilities or similar liabilities when traded as assets or (ii) another valuation technique that is consistent with the principles of fair value measurement, such as the income approach or the market approach.
Changes in assumptions or estimation methodologies can have a material effect on these estimated fair values. In this regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in many cases, may not be realized in an immediate settlement of the instrument.
The Company considers the following factors to be indicators of an inactive market: (i) there are few recent transactions, (ii) price quotations are not based on current information, (iii) price quotations vary substantially either over time or among market makers (for example, some brokered markets), (iv) indexes that previously were highly correlated with the fair values of the asset or liability are demonstrably uncorrelated with recent indications of fair value for that asset or liability, (v) there is a significant increase in implied liquidity risk premiums, yields, or performance indicators (such as delinquency rates or loss severities) for observed transactions or quoted prices when compared with the Company's estimate of expected cash flows, considering all available market data about credit and other nonperformance risk for the asset or liability, (vi) there is a wide bid-ask spread or significant increase in the bid-ask spread, (vii) there is a significant decline or absence of a market for new issuances (that is, a primary market) for the asset or liability or similar assets or liabilities, and (viii) little information is released publicly (for example, a principal-to-principal market).
The Company considers the following factors to be indicators of non-orderly transactions: (i) there was not adequate exposure to the market for a period before the measurement date to allow for marketing activities that are usual and customary for transactions involving such assets or liabilities under current market conditions, (ii) there was a usual and customary marketing period, but the seller marketed the asset or liability to a single market participant, (iii) the seller is in or near bankruptcy or receivership (that is, distressed), or the seller was required to sell to meet regulatory or legal requirements (that is, forced), and (iv) the transaction price is an outlier when compared with other recent transactions for the same or similar assets or liabilities.
Per Share Data
Basic earnings per common share is computed by dividing net income applicable to common shares by the weighted average number of shares of common stock and common equivalents outstanding during the period. Diluted earnings per common share is calculated by including the effect of dilutive securities. See Note 12 "Earnings Per Common Share" to the Consolidated Financial Statements.
Industry Segments
The Company has one reportable segment consisting of investments in healthcare-related real estate properties.
Beds, Units and Other Measures
The number of beds, units and other measures used to describe the Company's real estate investments included in the Notes to Consolidated Financial Statements are presented on an unaudited basis.

Recently Issued Accounting Standards Updates
On May 12, 2011, the FASB issued Accounting Standards Update No. 2011-04, Fair Value Measurement (Topic 820):  Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs (“ASU No. 2011-04”). ASU No. 2011-04 updated accounting guidance does not require additional fair value measurements, but rather requires additional disclosures while providing further explanation for measuring fair value and converging with international accounting standards. The amendments are effective for public entities for interim and annual periods beginning after December 15, 2011, and will be applied prospectively.  The adoption of ASU No. 2011-04 is not expected to have a significant impact on the Company’s financial statements.

THE SEPERATION AND REIT CONVERSION MERGER	12 Months Ended
Dec. 31, 2011
THE SEPARATION AND REIT CONVERSION MERGER [Abstract]
The Seperation and REIT Conversion Merger
THE SEPARATION AND REIT CONVERSION MERGER
At the time of the Separation, the balance sheet of Sabra included 86 owned real property assets, allocated cash from Old Sun, mortgage indebtedness to third parties on 26 of the real property assets, as well as unsecured indebtedness incurred prior to and in connection with completion of the Separation. The statements of income, stockholders' equity and cash flows of Sabra consist solely of its operations after the Separation. The Separation was accounted for as a reverse spinoff. Accordingly, the assets and liabilities of Sabra are recorded based on the historical carrying values of Old Sun. The historical consolidated financial statements of Old Sun became the historical consolidated financial statements of Sun at the time of the Separation. The following table summarizes the balance sheet of the Company immediately following the Separation and REIT Conversion Merger on November 15, 2010, the Separation Date (in thousands, except share and per share amounts):

Assets:
Real estate investments, net of accumulated depreciation of $85,567	$485,337
Cash and cash equivalents	67,134
Restricted cash	5,527
Deferred tax assets	26,542
Prepaid expenses, deferred financing costs and other assets	11,383

Total assets	$595,923

Liabilities:
Mortgage notes payable	$151,678
Senior unsecured notes payable	225,000
Accounts payable and accrued liabilities	15,754
Tax liability	26,300

Total liabilities	$418,732

Stockholders' equity:
Preferred stock, $.01 par value; 10,000,000 shares authorized, zero shares issued and outstanding as of November 15, 2010	—
Common stock, $.01 par value; 125,000,000 shares authorized, 25,061,072 shares issued and outstanding as of November 15, 2010	251
Additional paid-in capital	176,940

Total stockholders' equity	177,191

Total liabilities and stockholders' equity	$595,923

ACQUISITIONS OF REAL ESTATE	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Business Combinations [Abstract]
Acquisition of Real Estate
RECENT ACQUISITIONS AND ORIGINATIONS

Real Estate Acquisitions
During the six months ended June 30, 2012, the Company acquired six skilled nursing facilities for a total purchase price of $55.6 million. The purchase price was allocated as follows (in thousands):

		Intangibles
Land	Building and Improvements	Tenant Origination and Absorption Costs	Tenant Relationship	Total Purchase Price
$9,194	$45,115	$1,061	$180	$55,550

As of June 30, 2012, the purchase price allocations for acquisitions completed during the three months ended June 30, 2012 are preliminary pending the receipt of information necessary to complete the valuation of certain tangible and intangible assets and liabilities and therefore are subject to change.
The tenant origination and absorption costs intangible assets and tenant relationship intangible assets acquired in connection with these acquisitions have weighted-average amortization periods as of the date of acquisition of 15 years and 25 years, respectively.
For the three and six months ended June 30, 2012, the Company recognized $1.2 million of total revenues from these properties.

Loan Originations
On March 15, 2012, a wholly owned subsidiary of the Company entered into a $10.0 million mezzanine loan (the “Mezzanine Loan”). The Mezzanine Loan has a five year term, bears interest at a fixed rate of 11.0% per annum and is secured by the borrowers' equity interests in three skilled nursing facilities and one assisted living facility located in Texas. The Company has an option to purchase the three skilled nursing facilities and one assisted living facility before March 31, 2013 for up to an aggregate purchase price of $43.0 million and increasing 2.5% for each of the two years thereafter. Upon exercise of the purchase option, the Company would expect to enter into a new 15 year triple-net master lease having 2 five-year renewal options.
On June 22, 2012, a wholly owned subsidiary of the Company entered into an $11.0 million mortgage loan agreement secured by a first trust deed on a 125-bed skilled nursing facility in Texas that was built in 2010 (the “Onion Creek Mortgage Loan”) with affiliates of Meridian Equity Investors, L.P. as borrowers. The Onion Creek Mortgage Loan has a five year term, bears interest at a fixed rate of 8.5% per annum and cannot be prepaid during the first three years of the loan term. In addition, the Company has an option to purchase and the borrowers have an option to sell the facility securing the Onion Creek Mortgage Loan from July 1, 2013 through the time the loan is repaid for between $12.5 million and $14.5 million, depending on the annualized earnings before interest, taxes, depreciation, amortization and rent (“EBITDAR”) of the facility for the three month period preceding the option exercise date; however, in no event can the borrowers require the Company to purchase the property if the three month annualized EBITDAR is below $1.7 million. The loan was funded with available cash and proceeds from the Amended Secured Revolving Credit Facility (as defined below).

ACQUISITIONS OF REAL ESTATE
During the year ended December 31, 2011, the Company acquired the following properties (in thousands):

							Intangibles
Property	Type	City	State	Acquisition Date	Land	Building and Improvements	Tenant Origination and Absorption Costs	Tenant Relationship	Total Purchase Price
Texas Regional Medical Center at Sunnyvale	Acute Care Hospital	Sunnyvale	TX	May 3, 2011	$4,020	$57,620	$970	$90	$62,700
Oak Brook Health Care Center	Skilled Nursing Facility	Whitehouse	TX	June 30, 2011	1,433	9,643	183	41	11,300
Broadmeadow Healthcare	Skilled Nursing Facility	Middletown	DE	August 1, 2011	1,650	21,730	350	70	23,800
Capitol Healthcare	Skilled Nursing Facility	Dover	DE	August 1, 2011	4,940	15,500	300	60	20,800
Pike Creek Healthcare	Skilled Nursing Facility	Wilmington	DE	August 1, 2011	2,460	25,240	410	90	28,200
Renaissance Healthcare	Skilled Nursing Facility	Millsboro	DE	August 1, 2011	1,640	22,620	360	80	24,700
Honey Hill Care Center	Skilled Nursing Facility	Norwalk	CT	September 30, 2011	1,722	6,125	122	31	8,000
Manokin Manor Nursing & Rehabilitation Center	Skilled Nursing Facility	Princess Anne	MD	September 30, 2011	1,953	7,811	195	41	10,000	(1)
Wesley Woods Alzheimer's Care Center	Skilled Nursing Facility	Abilene	TX	November 1, 2011	883	7,642	144	31	8,700	(1)
Windcrest Alzheimer's Care Center	Skilled Nursing Facility	Waco	TX	November 1, 2011	800	4,589	91	20	5,500
Creekside Senior Living	Assisted Living Facility	Green Bay	WI	November 22, 2011	257	2,292	41	10	2,600
					$21,758	$180,812	$3,166	$564	$206,300
(1) Includes $1.8 of deferred purchase price included in accounts payable and accrued liabilities in the accompanying consolidated balance sheets.

The tenant origination and absorption costs intangibles and tenant relationship intangibles acquired in connection with these acquisitions have weighted-average amortization periods with ranges of 10 to 25 years and 20 to 35 years, respectively.
For the year ended December 31, 2011, the Company recognized $10.3 million of total revenues from these properties.

REAL ESTATE INVESTMENTS	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Real Estate Investments, Net [Abstract]
Real Estate Investments
REAL ESTATE INVESTMENTS
The Company’s investments in real estate consisted of the following (dollars in thousands):
As of June 30, 2012

Property Type	Number of Properties	Number of Beds/Units	Total Real Estate at Cost	Accumulated Depreciation	Total Real Estate Investments, Net
Skilled Nursing/Post-Acute	93	10,549	$712,458	$(112,476)	$599,982
Senior Housing	9	773	47,892	(9,021)	38,871
Acute Care Hospital	1	70	61,640	(2,077)	59,563
	103	11,392	821,990	(123,574)	698,416
Corporate Level			239	(77)	162
			$822,229	$(123,651)	$698,578
As of December 31, 2011

Property Type	Number of Properties	Number of Beds/Units	Total Real Estate at Cost	Accumulated Depreciation	Total Real Estate Investments, Net
Skilled Nursing/Post-Acute	87	10,034	$658,222	$(99,570)	$558,652
Senior Housing	9	773	47,192	(8,140)	39,052
Acute Care Hospital	1	70	61,640	(1,154)	60,486
	97	10,877	767,054	(108,864)	658,190
Corporate Level			239	(52)	187
			$767,293	$(108,916)	$658,377

	June 30, 2012	December 31, 2011
Building and improvements	$670,605	$626,877
Furniture and equipment	46,043	44,045
Land improvements	4,640	4,640
Land	100,941	91,731
	822,229	767,293
Accumulated depreciation	(123,651)	(108,916)
	$698,578	$658,377

Operating Leases
As of June 30, 2012, all of the Company’s real estate properties are leased under triple-net operating leases with expirations ranging from nine to 22 years. As of June 30, 2012, the leases have a weighted-average remaining term of 12 years. The leases include provisions to extend the lease terms and other negotiated terms and conditions. The Company, through its subsidiaries, retains substantially all of the risks and benefits of ownership of the real estate assets leased to the tenants. In addition, the Company may receive additional security under these operating leases in the form of security deposits from the lessee or guarantees from the parent of the lessee. As of June 30, 2012, 86 of the Company's 103 real estate properties were leased to subsidiaries of Sun Healthcare Group, Inc. (“Sun”).
The Company monitors the creditworthiness of its tenants by reviewing credit ratings (if available) and evaluating the ability of tenants to meet their lease obligations to the Company based on the tenants' financial performance, including the evaluation of any parent guarantees of tenant lease obligations. Because formal credit ratings may not be available for most of the Company's tenants, the primary basis for the Company's evaluation of the credit quality of its tenants (and more specifically the tenants' ability to pay their rent obligations to the Company) is the tenants' lease coverage ratios. These coverage ratios include EBITDAR to rent coverage and EBITDARM to rent coverage at the facility level and consolidated EBITDAR to total rent coverage at the parent guarantor level when such a guarantee exists (currently the Sun lease portfolio). EBITDARM is defined as EBITDAR before management fees. The Company obtains various financial and operational information from its tenants each month and reviews this information in conjunction with the above-described coverage metrics to determine trends and the operational and financial impact of the environment in the industry (including the impact of government reimbursement) and the management of the tenant's operations. These metrics help the Company identify potential areas of concern relative to its tenants' credit quality and ultimately the tenants' ability to generate sufficient liquidity to meet its obligations, including its obligation to continue to pay the rent due to the Company. For further discussion of the Company's tenant and revenue concentration, see “Note 11. Commitments and Contingencies—Concentration of Credit Risk.”
As of June 30, 2012, the future minimum rental income from the Company’s properties under non-cancelable operating leases is as follows (in thousands):

July 1, 2012 through December 31, 2012	$50,633
2,013	101,267
2,014	101,267
2,015	101,267
2,016	101,267
Thereafter	711,325
$1,167,026

REAL ESTATE INVESTMENTS

The Company’s investments in real estate consisted of the following (dollars in thousands):
As of December 31, 2011

Property Type	Number of Properties	Number of Beds/Units	Total Real Estate at Cost	Accumulated Depreciation	Total Real Estate Investments, Net
Skilled Nursing	76	8,646	$582,609	$(83,235)	$499,374
Multi-License Designation	10	1,389	80,350	(16,850)	63,500
Assisted Living	6	426	26,223	(4,540)	21,683
Mental Health	2	82	971	(429)	542
Independent Living	1	49	8,008	(1,104)	6,904
Continuing Care Retirement Community	1	215	7,253	(1,552)	5,701
Acute Care Hospital	1	70	61,640	(1,154)	60,486
	97	10,877	767,054	(108,864)	658,190
Corporate Level			239	(52)	187
			$767,293	$(108,916)	$658,377
As of December 31, 2010

Property Type	Number of Properties	Number of Beds/Units	Total Real Estate at Cost	Accumulated Depreciation	Total Real Estate Investments, Net
Skilled Nursing	67	7,501	$448,974	$(67,457)	$381,517
Multi-License Designation	10	1,389	81,245	(14,597)	66,648
Assisted Living	5	367	24,094	(4,053)	20,041
Mental Health	2	82	998	(370)	628
Independent Living	1	49	8,022	(875)	7,147
Continuing Care Retirement Community	1	215	7,435	(1,349)	6,086
	86	9,603	570,768	(88,701)	482,067
Corporate Level			230	—	230
			$570,998	$(88,701)	$482,297

	December 31, 2011	December 31, 2010
Building and improvements	$626,877	$460,097
Furniture and equipment	44,045	36,225
Land improvements	4,640	4,703
Land	91,731	69,973
	767,293	570,998
Accumulated depreciation	(108,916)	(88,701)
	$658,377	$482,297

Operating Leases
All of the Company’s real estate properties are leased under triple-net operating leases with expirations ranging from 9 to 23 years. As of December 31, 2011, the leases have a weighted-average remaining term of 12 years. The leases include provisions to extend the lease terms and other negotiated terms and conditions. The Company, through its subsidiaries, retains substantially all of the risks and benefits of ownership of the real estate assets leased to the tenants. In addition, the Company may receive additional security under these operating leases in the form of security deposits from the lessee or guarantees from the parent of the lessee. Security deposits received in cash related to tenant leases are included in accounts payable and accrued liabilities in the accompanying consolidated balance sheets and totaled $0.7 million as December 31, 2011. There were no security deposits held as of December 31, 2010.
As of December 31, 2011, 86 of the Company's 97 real estate properties were leased to subsidiaries of Sun. For further discussion of the Company’s tenant and revenue concentration, see “Note 15. Commitments and Contingencies—Concentration of Credit Risk.”
As of December 31, 2011, the future minimum rental income from the Company’s properties under non-cancelable operating leases is as follows (in thousands):

2012	$94,632
2013	94,632
2014	94,632
2015	94,632
2016	94,632
Thereafter	643,085

$1,116,245

TENANT ORIGINATION AND ABSORPTION COSTS AND TENANT RELATIONSHIP	12 Months Ended
Dec. 31, 2011
TENANT ORIGINATION AND ABSORPTION COSTS AND TENANT RELATIONSHIP [Abstract]
Tenant Origination and Absorption Costs and Tenant Relationship
TENANT ORIGINATION AND ABSORPTION COSTS AND TENANT RELATIONSHIP

As of December 31, 2011, the Company’s tenant origination and absorption costs and tenant relationship assets are as follows (in thousands):

	Tenant Origination and Absorption Costs	Tenant Relationship
Cost	$3,166	$564
Accumulated amortization	(75)	(7)

Net amount	$3,091	$557

Increases (decreases) in net income as a result of amortization of the Company’s tenant origination and absorption costs and tenant relationship assets for the year ended December 31, 2011 are as follows (in thousands):

	Year Ended December 31, 2011
	Tenant Origination and Absorption Costs	Tenant Relationship

Amortization	$(75)	$(7)

The remaining unamortized balance for these outstanding intangible assets and liabilities as of December 31, 2011 will be amortized for the years ending December 31 as follows:

	Tenant Origination and Absorption Costs	Tenant Relationship

2012	$187	$20
2013	187	20
2014	187	20
2015	187	20
2016	187	20
Thereafter	2,156	457

	$3,091	$557

Weighted-Average Remaining Amortization Period	18.0 years	29.2 years

DEBT	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Debt Disclosure [Abstract]
Debt
DEBT
Mortgage Indebtedness. The Company’s mortgage notes payable consist of the following (dollars in thousands):

Interest Rate Type	Principal Outstanding as of June 30, 2012 (2)	Principal Outstanding as of December 31, 2011 (2)	Weighted Average Interest Rate at June 30, 2012	Maturity Date
Fixed Rate	$98,818	$98,739	5.56%	August 2015 - June 2047
Variable Rate(1)	58,562	59,159	5.00%	August 2015
	$157,380	$157,898

(1)	Contractual interest rates under variable rate mortgages are equal to the 90-day LIBOR plus 4.0% (subject to a 1.0% LIBOR floor).

(2)	Outstanding principal balance for mortgage indebtedness does not include mortgage premium of $0.5 million as of June 30, 2012 and December 31, 2011.
On June 28, 2012, the Company refinanced four of its existing United States Department of Housing and Urban Development (“HUD”) mortgage notes totaling $20.9 million. The Company maintained the original maturity dates, reduced the weighted average interest rate from 5.75% to 2.49% per annum and increased the aggregate outstanding principal amount of the mortgage notes by $1.1 million. In connection with the refinancing, the Company wrote off $0.2 million in unamortized deferred financing costs related to the original mortgage notes. Subsequent to June 30, 2012, the Company refinanced one additional HUD mortgage note totaling $13.5 million. The Company maintained the original maturity date, reduced the interest rate from 5.90% to 2.49% per annum and increased the aggregate outstanding principal amount of the mortgage note by $0.4 million.

On May 1, 2012, the Company amended the Amended, Restated and Consolidated Loan Agreement with General Electric Capital Corporation. The Company reduced the interest rate spread of the floating rate portion (totaling $58.6 million as of June 30, 2012) by 50 basis points and maintained the fixed rate portion (totaling $31.1 million as of June 30, 2012) at the original pricing of 6.82%; however, the reduced pricing will apply to the fixed portion of the loan beginning on December 19, 2013 when it converts to a floating rate loan. The Company also agreed to prepayment terms that do not allow for prepayment for the loan prior to May 1, 2014 unless the prepayment is either approved by the lender in its sole discretion or arises from a refinancing of one or more of the applicable facilities under a loan program insured or otherwise supported by HUD.
8.125% Senior Notes due 2018. On October 27, 2010, the Operating Partnership and Sabra Capital Corporation, wholly owned subsidiaries of the Company (the “Issuers”), issued $225.0 million aggregate principal amount of 8.125% senior, unsecured notes (the “Senior Notes”) in a private placement. The Senior Notes were sold at par, resulting in gross proceeds of $225.0 million and net proceeds of approximately $219.9 million after deducting commissions and expenses. On December 6, 2010, substantially all of the net proceeds were used by Sun to redeem the $200.0 million in aggregate principal amount outstanding of Old Sun’s 9.125% senior subordinated notes due 2015, including accrued and unpaid interest and the applicable redemption premium. In March 2011, the Issuers completed an exchange offer to exchange the Senior Notes for substantially identical 8.125% senior unsecured notes registered under the Securities Act of 1933, as amended (also referred to herein as the “Senior Notes”).
On July 26, 2012, the Issuers issued an additional $100.0 million aggregate principal amount of 8.125% senior notes, which are treated as a single class with the existing Senior Notes. The notes were issued at 106.0% providing net proceeds of $103.8 million after underwriting costs but before other offering expenses and a yield-to-maturity of 6.92%.
The obligations under the Senior Notes are fully and unconditionally guaranteed, jointly and severally, on an unsecured basis, by Sabra and certain of Sabra’s existing and, subject to certain exceptions, future material subsidiaries; provided, however, that such guarantees are subject to release under certain customary circumstances.  See "Note 9. Summarized Condensed Consolidating Information" for additional information concerning the circumstances pursuant to which the guarantors will be automatically and unconditionally released from their obligations under the guarantees.
The Senior Notes are redeemable at the option of the Issuers, in whole or in part, at any time, and from time to time, on or after November 1, 2014, at the redemption prices set forth in the indenture governing the Senior Notes (the “Indenture”), plus accrued and unpaid interest to the applicable redemption date. In addition, prior to November 1, 2014, the Issuers may redeem all or a portion of the Senior Notes at a redemption price equal to 100% of the principal amount of the Senior Notes redeemed, plus a “make-whole” premium, plus accrued and unpaid interest to the applicable redemption date. At any time, or from time to time, on or prior to November 1, 2013, the Issuers may redeem up to 35% of the principal amount of the Senior Notes, using the proceeds of specific kinds of equity offerings, at a redemption price of 108.125% of the principal amount to be redeemed, plus accrued and unpaid interest, if any, to the applicable redemption date. Assuming the Senior Notes are not redeemed, the Senior Notes mature on November 1, 2018.
The Indenture governing the Senior Notes contains restrictive covenants that, among other things, restrict the ability of Sabra, the Issuers and their restricted subsidiaries to: (i) incur or guarantee additional indebtedness; (ii) incur or guarantee secured indebtedness; (iii) pay dividends or distributions on, or redeem or repurchase, their capital stock; (iv) make certain investments or other restricted payments; (v) sell assets; (vi) create liens on their assets; (vii) enter into transactions with affiliates; (viii) merge or consolidate or sell all or substantially all of their assets; and (ix) create restrictions on the ability of Sabra's restricted subsidiaries to pay dividends or other amounts to Sabra. The Indenture governing the Senior Notes also provides for customary events of default, including, but not limited to, the failure to make payments of interest or premium, if any, on, or principal of, the Senior Notes, the failure to comply with certain covenants and agreements specified in the Indenture for a period of time after notice has been provided, the acceleration of other indebtedness resulting from the failure to pay principal on such other indebtedness prior to its maturity, and certain events of insolvency. If any event of default occurs, the principal of, premium, if any, and accrued interest on all the then outstanding Senior Notes may become due and payable immediately. As of June 30, 2012, the Company was in compliance with all applicable financial covenants under the Senior Notes.

Amended Secured Revolving Credit Facility. On November 3, 2010, the Operating Partnership and certain subsidiaries of the Operating Partnership (together with the Operating Partnership, the “Borrowers”) entered into a secured revolving credit facility with certain lenders as set forth in the related credit agreement and Bank of America, N.A., as Administrative Agent, Swing Line Lender and L/C Issuer (each as defined in such credit agreement). The secured revolving credit facility is secured by, among other things, a first priority lien against certain of the properties owned by certain of the Company’s subsidiaries. The obligations of the Borrowers under the secured revolving credit facility are guaranteed by the Company and certain of its subsidiaries. On February 10, 2012, the Borrowers amended the secured revolving credit facility (the “Amended Secured Revolving Credit Facility”) to increase the borrowing capacity from $100.0 million to $200.0 million (up to $20.0 million of which may be utilized for letters of credit) and to include an accordion feature that allows the Borrowers to increase borrowing availability under the Amended Secured Revolving Credit Facility by up to an additional $150.0 million, subject to certain terms and conditions. Borrowing availability under the Amended Secured Revolving Credit Facility is subject to a borrowing base calculation based on, among other factors, the lesser of (i) the mortgageability cash flow (as such term is defined in the credit agreement ) or (ii) the appraised value, in each case of the properties securing the Amended Secured Revolving Credit Facility. Borrowing availability under the Amended Secured Revolving Credit Facility terminates, and all borrowings mature, on February 10, 2015, subject to a one-year extension option. As of June 30, 2012, there was $42.5 million outstanding on the Company’s Amended Secured Revolving Credit Facility and $157.5 million available for borrowing. The Company used a portion of the proceeds from its July 2012 offering of $100.0 million aggregate principal amount of 8.125% senior notes to repay the borrowings outstanding on the Amended Secured Revolving Credit Facility.
Borrowings under the Amended Secured Revolving Credit Facility bear interest on the outstanding principal amount at a rate equal to an applicable percentage plus, at the Borrowers' option, either (a) LIBOR or (b) a base rate determined as the greater of (i) the federal funds rate plus 0.5%, (ii) the prime rate, and (iii) one-month LIBOR plus 1.0% (the “Base Rate”). The applicable percentage for borrowings will vary based on the Consolidated Leverage Ratio, as defined in the credit agreement, and will range from 2.00% to 3.00% per annum for borrowings at the Base Rate and 3.00% to 4.00% per annum for LIBOR based borrowings. As of June 30, 2012, the interest rate on the Amended Secured Revolving Credit Facility was 3.49%. In addition, the Borrowers are required to pay a facility fee to the lenders equal to between 0.35% and 0.50% per annum based on the amount of unused borrowings under the Amended Secured Revolving Credit Facility. During the three and six months ended June 30, 2012, the Company incurred $0.2 million in interest expense on amounts outstanding on the Amended Secured Revolving Credit Facility. During the three and six months ended June 30, 2012, the Company incurred $0.2 million and $0.4 million, respectively, of unused facility fees.
The Amended Secured Revolving Credit Facility contains customary covenants that include restrictions on the ability to make acquisitions and other investments, pay dividends, incur additional indebtedness, engage in non-healthcare related business activities, enter into transactions with affiliates and sell or otherwise transfer certain assets as well as customary events of default. The Amended Secured Revolving Credit Facility also requires the Company, through the Borrowers, to comply with specified financial covenants, which include a maximum leverage ratio, a minimum fixed charge coverage ratio and a minimum tangible net worth requirement. As of June 30, 2012, the Company was in compliance with all applicable financial covenants under the Amended Secured Revolving Credit Facility.
The Company incurred interest expense of $8.1 million and $15.8 million for the three and six months ended June 30, 2012, respectively, and $7.5 million and $15.1 million for the three and six months ended June 30, 2011, respectively. Interest expense includes deferred financing costs amortization of $0.9 million and $1.4 million for the three and six months ended June 30, 2012, respectively, and $0.5 million and $1.0 million for the three and six months ended June 30, 2011, respectively. Amortization of deferred financing costs for the three and six months ended June 30, 2012 includes $0.2 million in write-offs related to the refinancing of the mortgage notes. As of June 30, 2012 and December 31, 2011, the Company had $3.7 million and $4.0 million, respectively, of accrued interest included in accounts payable and accrued liabilities on the accompanying condensed consolidated balance sheets.
The following is a schedule of maturities for the Company’s outstanding debt as of June 30, 2012 (in thousands):

	Mortgage Indebtedness (1)	Senior Notes	Amended Secured Revolving Credit Facility	Total
July 1, 2012 through December 31, 2012	$1,701	$—	$—	$1,701
2013	3,690	—	—	3,690
2014	3,902	—	—	3,902
2015	86,291	—	42,500	128,791
2016	1,920	—	—	1,920
Thereafter	59,876	225,000	—	284,876
	$157,380	$225,000	$42,500	$424,880

(1)	Outstanding principal balance for mortgage indebtedness does not include mortgage premium of $0.5 million as of June 30, 2012.

DEBT

Mortgage Indebtedness. The Company’s mortgage notes payable consist of the following (dollars in thousands):

Interest Rate Type	Principal Outstanding as of December 31, 2011 (2)	Principal Outstanding as of December 31, 2010 (2)	Weighted Average Interest Rate at December 31, 2011	Maturity Date
Fixed Rate	$98,739	$100,610	6.29%	August 2015 - June 2047
Variable Rate(1)	59,159	60,315	5.50%	August 2015
	$157,898	$160,925

(1)	Contractual interest rates under variable rate mortgages are equal to the 90-day LIBOR plus 4.5% (subject to a 1.0% floor).

(2)	Outstanding principal balance for mortgage indebtedness does not include mortgage premium of $0.5 million as of December 31, 2011 and 2010.
8.125% Senior Notes due 2018. On October 27, 2010, the Operating Partnership and Sabra Capital Corporation, wholly owned subsidiaries of the Company (the “Issuers”), issued $225.0 million aggregate principal amount of senior, unsecured notes (the “Senior Notes”) in a private placement. The Senior Notes were sold at par, resulting in gross proceeds of $225.0 million and net proceeds of approximately $219.9 million after deducting commissions and expenses. On December 6, 2010, substantially all of the net proceeds were used by Sun to redeem the$200.0 million in aggregate principal amount outstanding of Old Sun’s 9.125% senior subordinated notes due 2015, including accrued and unpaid interest and the applicable redemption premium. In March 2011, the Issuers completed an exchange offer to exchange the Senior Notes for substantially identical 8.125% senior unsecured notes registered under the Securities Act of 1933, as amended (also referred to herein as the “Senior Notes”).
The obligations under the Senior Notes are fully and unconditionally guaranteed, jointly and severally, on an unsecured basis, by Sabra and certain of Sabra’s other existing and, subject to certain exceptions, future subsidiaries; provided, however, that such guarantees are subject to release under certain customary circumstances.  See "Note 13. Summarized Condensed Consolidating Information" for additional information concerning the circumstances pursuant to which the guarantors will be automatically and unconditionally released from their obligations under the guarantees.
The Senior Notes are redeemable at the option of the Issuers, in whole or in part, at any time, and from time to time, on or after November 1, 2014, at the redemption prices set forth in the indenture governing the Senior Notes (the “Indenture”), plus accrued and unpaid interest to the applicable redemption date. In addition, prior to November 1, 2014, the Issuers may redeem all or a portion of the Senior Notes at a redemption price equal to 100% of the principal amount of the Senior Notes redeemed, plus a “make-whole” premium, plus accrued and unpaid interest to the applicable redemption date. At any time, or from time to time, on or prior to November 1, 2013, the Issuers may redeem up to 35% of the principal amount of the Senior Notes, using the proceeds of specific kinds of equity offerings, at a redemption price of 108.125% of the principal amount to be redeemed, plus accrued and unpaid interest, if any, to the applicable redemption date. Assuming the Senior Notes are not redeemed, the Senior Notes mature on November 1, 2018.
The Indenture governing the Senior Notes contains restrictive covenants that, among other things, restrict the ability of Sabra, the Issuers and their restricted subsidiaries to: (i) incur or guarantee additional indebtedness; (ii) incur or guarantee secured indebtedness; (iii) pay dividends or distributions on, or redeem or repurchase, their capital stock; (iv) make certain investments or other restricted payments; (v) sell assets; (vi) create liens on their assets; (vii) enter into transactions with affiliates; (viii) merge or consolidate or sell all or substantially all of their assets; and (ix) create restrictions on the ability of Sabra and its restricted subsidiaries to pay dividends or other amounts to Sabra. The Indenture governing the Senior Notes also provides for customary events of default, including, but not limited to, the failure to make payments of interest or premium, if any, on, or principal of, the Senior Notes, the failure to comply with certain covenants and agreements specified in the Indenture for a period of time after notice has been provided, the acceleration of other indebtedness resulting from the failure to pay principal on such other indebtedness prior to its maturity, and certain events of insolvency. If any event of default occurs, the principal of, premium, if any, and accrued interest on all the then outstanding Senior Notes may become due and payable immediately. As of December 31, 2011, the Company was in compliance with all applicable financial covenants under the Senior Notes.

Secured Revolving Credit Facility. On November 3, 2010, the Operating Partnership and certain subsidiaries of the Operating Partnership (together with the Operating Partnership, the “Borrowers”) entered into a secured revolving credit facility with certain lenders as set forth in the related credit agreement and Bank of America, N.A., as Administrative Agent, Swing Line Lender and L/C Issuer (each as defined in such credit agreement). The secured revolving credit facility is secured by, among other things, a first priority lien against certain of the properties owned by certain of the Company's subsidiaries. The obligations of the Borrowers under the secured revolving credit facility are guaranteed by the Company and certain of its subsidiaries. This credit facility provided for up to a $100.0 million secured revolving credit facility. As of December 31, 2011, there were no amounts outstanding on the Company's secured revolving credit facility and as of December 31, 2011, the Company was in compliance with all applicable financial covenants under the secured revolving credit facility. During the year ended December 31, 2011, the Company incurred $0.5 million of unused facility fees.

On February 10, 2012, the Borrowers amended the secured revolving credit facility (the “Amended Secured Revolving Credit Facility”) to increase the borrowing capacity from $100.0 million to $200.0 million (up to $20.0 million of which may be utilized for letters of credit) and to include an accordion feature that allows the Borrowers to increase borrowing availability under the Amended Secured Revolving Credit Facility by up to an additional $150.0 million, subject to certain terms and conditions. Borrowing availability under the Amended Secured Revolving Credit Facility is subject to a borrowing base calculation based on, among other factors, the lesser of (i) the mortgageability cash flow (as such term is defined in the credit agreement ) or (ii) the appraised value, in each case of the properties securing the Amended Secured Revolving Credit Facility. The entire $200.0 million was available for borrowing under the Amended Secured Revolving Credit Facility as of the amendment date. Borrowing availability under the Amended Secured Revolving Credit Facility terminates, and all borrowings mature, on February 10, 2015, subject to a one-year extension option.
Borrowings under the Amended Secured Revolving Credit Facility bear interest on the outstanding principal amount at a rate equal to an applicable percentage plus, at the Borrowers' option, either (a) LIBOR or (b) a base rate determined as the greater of (i) the federal funds rate plus 0.5%, (ii) the prime rate, and (iii) one-month LIBOR plus 1.0% (the “Base Rate”). The applicable percentage for borrowings will vary based on the Consolidated Leverage Ratio, as defined in the amended credit agreement, and will range from 2.00% to 3.00% per annum for borrowings at the Base Rate and 3.00% to 4.00% per annum for LIBOR based borrowings. In addition, the Borrowers are required to pay a facility fee to the lenders equal to between 0.35% and 0.50% per annum based on the amount of unused borrowings under the Amended Secured Revolving Credit Facility.
The Amended Secured Revolving Credit Facility contains customary covenants that include restrictions on the ability to make acquisitions and other investments, pay dividends, incur additional indebtedness, engage in non-healthcare related business activities, enter into transactions with affiliates and sell or otherwise transfer certain assets as well as customary events of default. The Amended Secured Revolving Credit Facility also requires the Company, through the Borrowers, to comply with specified financial covenants, which include a maximum leverage ratio, a minimum fixed charge coverage ratio and a minimum tangible net worth requirement.
During the year ended December 31, 2011 and for the period from Separation Date through December 31, 2010, the Company incurred interest expense of $30.3 million and $3.9 million, respectively. Included in interest expense for the year ended December 31, 2011 and for the period from Separation Date through December 31, 2010, was $2.0 million and $0.2 million, respectively, of deferred financing costs amortization. As of December 31, 2011 and 2010, the Company had $4.0 million and $4.2 million, respectively, of accrued interest included in accounts payable and accrued liabilities on the accompanying consolidated balance sheets.
The following is a schedule of maturities for the Company’s outstanding debt as of December 31, 2011 (in thousands):

	Mortgage Indebtedness (1)	Senior Notes	Secured Revolving Credit Facility	Total
2012	$3,204	$—	$—	$3,204
2013	3,428	—	—	3,428
2014	3,649	—	—	3,649
2015	86,048	—	—	86,048
2016	1,689	—	—	1,689
Thereafter	59,880	225,000	—	284,880
	$157,898	$225,000	$—	$382,898

(1)	Outstanding principal balance for mortgage indebtedness does not include mortgage premium of $0.5 million as of December 31, 2011.

FAIR VALUE DISCLOSURES	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Fair Value Disclosures [Abstract]
Fair Value Disclosures
FAIR VALUE DISCLOSURES

The fair value for certain financial instruments is derived using a combination of market quotes, pricing models and other valuation techniques that involve significant management judgment. The price transparency of financial instruments is a key determinant of the degree of judgment involved in determining the fair value of the Company’s financial instruments.
Financial instruments for which actively quoted prices or pricing parameters are available and whose markets contain orderly transactions will generally have a higher degree of price transparency than financial instruments whose markets are inactive or consist of non-orderly trades. The Company evaluates several factors when determining if a market is inactive or when market transactions are not orderly. The carrying values of cash and cash equivalents, restricted cash, accounts payable and accrued liabilities are reasonable estimates of fair value because of the short-term maturities of these instruments. Fair values for other financial instruments are derived as follows:
Loans receivable: These instruments are presented in the accompanying condensed consolidated balance sheets at their amortized cost and not at fair value. The fair value of the loans receivable were estimated using an internal valuation model that considered the expected cash flows for the loans receivable, the underlying collateral value and other credit enhancements.
Senior Notes: The fair values of the Senior Notes were determined using third-party market quotes derived from orderly trades.
Mortgage indebtedness: The fair values of the Company’s notes payable were estimated using a discounted cash flow analysis based on management’s estimates of current market interest rates for instruments with similar characteristics, including remaining loan term, loan-to-value ratio, type of collateral and other credit enhancements.
The following are the carrying amounts and fair values of the Company’s financial instruments as of June 30, 2012 and December 31, 2011 whose carrying amounts do not approximate their fair value:

	June 30, 2012			December 31, 2011
	Face Value (1)	Carrying Amount (2)	Fair Value	Face Value (1)	Carrying Amount (2)	Fair Value
Financial assets:
Loans receivable	$21,000	$21,193	$21,000	$—	$—	$—
Financial liabilities:
Senior Notes	225,000	225,000	241,875	225,000	225,000	227,813
Mortgage indebtedness	157,380	157,872	173,548	157,898	158,398	172,829
Amended Secured Revolving Credit Facility	42,500	42,500	42,500	—	—	—

(1) Face value represents amounts contractually due under the terms of the respective agreements.
(2) Carrying amount represents the book value of financial instruments and includes unamortized premiums (discounts).
The Company determined the fair value of financial instruments as of June 30, 2012 whose carrying amounts do not approximate their fair value with valuation methods utilizing the following types of inputs (in thousands):

		Fair Value Measurements Using
		Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
	Total	(Level 1)	(Level 2)	(Level 3)
Financial assets:
Loans receivable	$21,000	$—	$—	$21,000
Financial liabilities:
Senior Notes	241,875	—	241,875	—
Mortgage indebtedness	173,548	—	—	173,548
Amended Secured Revolving Credit Facility	42,500	—	—	42,500

Disclosure of the fair value of financial instruments is based on pertinent information available to the Company at the applicable dates and requires a significant amount of judgment. Despite increased capital market and credit market activity, transaction volume for certain financial instruments remains relatively low. This has made the estimation of fair values difficult and, therefore, both the actual results and the Company’s estimate of fair value at a future date could be materially different.

FAIR VALUE DISCLOSURES

The fair value for certain financial instruments is derived using a combination of market quotes, pricing models and other valuation techniques that involve significant management judgment. The price transparency of financial instruments is a key determinant of the degree of judgment involved in determining the fair value of the Company’s financial instruments.
Financial instruments for which actively quoted prices or pricing parameters are available and whose markets contain orderly transactions will generally have a higher degree of price transparency than financial instruments whose markets are inactive or consist of non-orderly trades. The Company evaluates several factors when determining if a market is inactive or when market transactions are not orderly. The carrying values of cash and cash equivalents, restricted cash, accounts payable and accrued liabilities are reasonable estimates of fair value because of the short-term maturities of these instruments. Fair values for other financial instruments are derived as follows:
Senior Notes: The fair values of the Senior Notes were determined using third-party market quotes derived from orderly trades.
Mortgage indebtedness: The fair values of the Company’s notes payable were estimated using a discounted cash flow analysis based on management’s estimates of current market interest rates for instruments with similar characteristics, including remaining loan term, loan-to-value ratio, type of collateral and other credit enhancements.
The following are the carrying amounts and fair values of the Company’s financial instruments as of December 31, 2011 and December 31, 2010 whose carrying amounts do not approximate their fair value:

	December 31, 2011			December 31, 2010
	Face Value (1)	Carrying Amount (2)	Fair Value	Face Value (1)	Carrying Amount (2)	Fair Value
Financial liabilities:
Senior Notes	225,000	225,000	227,813	225,000	225,000	232,313
Mortgage indebtedness	157,898	158,398	172,829	160,925	161,440	175,772

(1) Face value represents amounts contractually due under the terms of the respective agreements.
(2) Carrying amounts represent the book value of financial instruments and include unamortized premiums (discounts).
Disclosure of the fair value of financial instruments is based on pertinent information available to the Company at the applicable dates and requires a significant amount of judgment. Despite increased capital market and credit market activity, transaction volume for certain financial instruments remains relatively low. This has made the estimation of fair values difficult and, therefore, both the actual results and the Company’s estimate of fair value at a future date could be materially different.
At December 31, 2011, the Company recorded the following transactions measured at fair value on a nonrecurring basis (in thousands):

		Fair Value Measurements Using
		Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
	Total	(Level 1)	(Level 2)	(Level 3)
Nonrecurring Basis:
Investments in real estate (1)	$206,300	$—	$—	$206,300
(1) Amount reflects acquisition date fair value of real estate acquired in 2011.

EQUITY	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Equity [Abstract]
Equity
EQUITY

Common Stock

The following table lists the cash dividends on common stock declared and paid by the Company during the six months ended June 30, 2012:

Declaration Date	Record Date	Amount Per Share	Dividend Payable Date
February 29, 2012	March 15, 2012	$0.33	March 30, 2012
April 24, 2012	May 15, 2012	$0.33	May 31, 2012

On August 1, 2012, the Company announced that its board of directors declared a quarterly cash dividend of $0.33 per share of common stock. The dividend will be paid on August 31, 2012 to stockholders of record as of the close of business on August 15, 2012.
On August 1, 2011, the Company completed an underwritten public offering of 11.7 million newly issued shares of its common stock pursuant to a registration statement filed with the SEC, which became effective on July 26, 2011.  The Company received net proceeds, before expenses, of $163.9 million from the offering, after giving effect to the issuance and sale of all 11.7 million shares of common stock (which included 1.5 million shares sold to the underwriters upon exercise of their option to purchase additional shares to cover over-allotments), at a price to the public of $14.75 per share.
During the six months ended June 30, 2012, the Company issued 117,890 shares of common stock as a result of restricted stock unit vestings and in connection with incentive bonus payments payable under the Company's 2011 Bonus Plan pursuant to an election to receive the bonus payment in shares of the Company's common stock. During the six months ended June 30, 2012, the Company issued 41,640 shares of common stock as a result of stock options exercised.

EQUITY

Common Stock

On August 1, 2011, the Company completed an underwritten public offering of 11.7 million newly issued shares of its common stock pursuant to a registration statement filed with the Securities Exchange Commission ("SEC"), which became effective on July 26, 2011.  The Company received net proceeds, before expenses, of $163.9 million from the offering, after giving effect to the issuance and sale of all 11.7 million shares of common stock (which included 1.5 million shares sold to the underwriters upon exercise of their option to purchase additional shares to cover over-allotments), at a price to the public of $14.75 per share.
The following is a summary of the Company’s other common stock issuances during the year ended December 31, 2011:

Exercise of stock options	45,657
Vesting of common stock units	54,983

The following table lists the cash dividends on common stock paid and declared by the Company during the year ended December 31, 2011:

Declaration Date	Record Date	Amount Per Share	Dividend Payable Date
May 3, 2011	May 16, 2011	$0.32	June 2, 2011
August 2, 2011	August 15, 2011	$0.32	September 2, 2011
November 2, 2011	November 15, 2011	$0.32	December 2, 2011

Distributions with respect to the Company's common stock can be characterized for federal income tax purposes as taxable ordinary dividends, capital gain dividends, nondividend distributions or a combination thereof. Following is the characterization of the Company's cash dividends on common stock per share during the year ended December 31, 2011:

Ordinary dividends	$0.7833
Return of capital	0.1767
0.9600

On February 29, 2012, the Company announced that its board of directors declared a quarterly cash dividend of $0.33 per share of common stock. The dividend will be paid on March 30, 2012 to stockholders of record as of the close of business on March 15, 2012.

STOCK-BASED COMPENSATION	12 Months Ended
Dec. 31, 2011
STOCK-BASED COMPENSATION [Abstract]
Stock-based Compensation
STOCK-BASED COMPENSATION
Following the Separation and REIT Conversion Merger, on November 22, 2010, the Company granted time-based stock units (“Time-Based Units”), funds from operations-based stock units (“FFO Units”) and relative total stockholder return-based stock units (“TSR Units”) to each of its executive officers and employees. In addition, the Company's Chief Executive Officer, Richard K. Matros, held stock options and restricted stock units that were originally granted by Old Sun. These restricted stock units and stock options were assumed by the Company following the Separation and REIT Conversion Merger (the “Carry-Over Units” and the “Carry-Over Options,” respectively). However, in light of the Company's expected status as a REIT and the expectation of the Company's dividend payments, the economic value of the Carry-Over Options was deemed to be diminished following the Separation and REIT Conversion Merger. Therefore, in addition to his initial equity award, on November 22, 2010, the Compensation Committee of the Company granted Mr. Matros additional time-based stock units to compensate him for the reduction in value of the Carry-Over Options that was caused by the Company's expected conversion to a REIT (the “Make-Whole Units”). Each stock unit subject to an award of Time-Based Units, FFO Units, TSR Units and Make-Whole Units represents the contractual right to receive one share of Sabra's common stock. All of these awards were granted under the Company's 2009 Performance Incentive Plan, and the awards are all subject to the terms of the 2009 Performance Incentive Plan, which was assumed by the Company in the Separation and REIT Conversion Merger.
In addition to the above, on December 17, 2010, each non-employee director of the Company received an initial equity award (“Initial Board Award”) in connection with his appointment to the board of directors following the Separation and REIT Conversion Merger. Each non-employee director also received a pro-rata annual equity award on December 17, 2010 (“Annual Board Award”).

Stock Options
A summary of the option activity is presented in the following table (dollars in thousands, except per share amounts):

	Range of Per Share Exercise Price	Shares Under Options	Weighted Average Exercise Price Per Share	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value
Outstanding as of December 31, 2010	$11.99 - 21.83	450,067	$17.65	3.91	$3,888
Granted	—	—	—
Exercised	11.99	(45,657)	11.99
Forfeited	—	—	—

Outstanding as of December 31, 2011	$12.34 - 21.83	404,410	$18.29	3.30	$3,530

Exercisable as of December 31, 2011	$12.34 - 21.83	268,695	$18.33	2.71	$2,403

The total intrinsic value of stock options exercised during the year ended December 31, 2011 was $0.4 million. The Company received $0.5 million for the stock options exercised during the year ended December 31, 2011. No stock options were granted or exercised during the period from November 15, 2010 to December 31, 2010.
Restricted Stock Units and Performance-Based Restricted Stock Units
Under the 2009 Performance Incentive Plan, restricted stock units and performance-based restricted stock units generally have a contractual life or vest over a three- to five-year period. The vesting of certain restricted stock units may accelerate, as defined in the grant, upon retirement, a change in control and other events. When vested, each performance-based restricted stock unit is convertible into one share of common stock. The restricted stock units and performance-based restricted stock units are valued on the grant date based on the market price of the Company's common stock on that date. Generally, the Company recognizes the fair value of the awards over the applicable vesting period as compensation expense. In addition, since the shares to be issued may vary based on the performance of the Company, the Company must make assumptions regarding the projected performance criteria and the shares that will ultimately be issued. The amount of FFO Units that will ultimately vest is dependent on the amount by which the Company's funds from operation ("FFO") differs from a target FFO amount for a period specified in each grant and will range from 0% to 200% of the FFO Units initially granted. Similarly, the amount of TSR Units that will ultimately vest is dependent on the amount by which the total shareholder return ("TSR") of the Company's common stock differs from a predefined peer group for a period specified in each grant and will range from 0% to 150% of the TSR Units initially granted. Upon any payment of restricted stock units, the participant is required to pay the related tax withholding obligation. The 2009 Performance Incentive Plan provides that unless otherwise elected in advance by the participant, the Company will reduce the number of shares to be delivered to pay the related statutory tax withholding obligation. The value of the shares withheld is dependent on the closing price of the Company's common stock on the date the relevant transaction occurs.

The following table summarizes additional information concerning restricted stock units at December 31, 2011 (dollars in thousands, except per share amounts):

Restricted Stock Units	Unvested Units as of December 31, 2010	Granted	Vested	Unvested Units as of December 31, 2011	Aggregate Intrinsic Value of Unvested Units	Weighted Average Remaining Vesting Period as of December 31, 2011 (Months)
Time-Based Units	97,643	928	—	98,571	$1,700	46.5
FFO Units	97,639	927	—	98,566	1,700	36.0
TSR Units	97,642	927	—	98,569	1,635	36.0
Carry-Over Units	74,717	—	(31,144)	43,573	771	19.3
Make-Whole Units	86,878	—	(21,719)	65,159	1,124	34.5
Initial Board Award	8,752	—	(4,368)	4,384	80	11.4
Annual Board Award	5,104	9,612	(9,904)	4,812	80	5.4
	468,375	12,394	(67,135)	413,634	$7,090	35.9

Weighted Average Grant Date Fair Value Per Unit	$17.32	$16.74	$18.36	$17.14

The weighted average fair value per share at the date of grant for restricted stock units for the period from November 15, 2010 to December 31, 2010 was $17.12. The total fair value of units vested during the year ended December 31, 2011 was $1.2 million. No restricted stock units vested during the period from November 15, 2010 to December 31, 2010 or were forfeited during the year ended December 31, 2011.
The fair value of the TSR Units are estimated on the date of grant using a Monte Carlo valuation model that uses the assumptions noted in the table below. The risk-free rate is based on the U.S. Treasury yield curve in effect at the grant date for the expected performance period. Expected volatility was based on historical volatility for the most recent 3-year period ending on the grant date for the Company and the selected peer companies, and calculated on a daily basis. The following are the key assumptions used in this valuation:

	2011	2010
Risk Free Interest Rate:	1.18%	0.72%
Expected Stock Price Volatility:	49.2%	50.4%
Expected Service Period:	2.7 years	3.0 years
Expected Dividend Yield (assuming full reinvestment):	—%	—%

During the year ended December 31, 2011 and the period from the Separation Date through December 31, 2010, the Company recognized $4.6 million and $0.3 million, respectively, in stock-based compensation expense related to the above awards.
Employee Benefit Plan
The Company maintains a 401(k) plan that allows for eligible participants to defer compensation, subject to certain limitations imposed by Internal Revenue Code of 1986, as amended (the “Code”). The Company provides a discretionary matching contribution of up to 3% of each participant's eligible compensation. During the year ended December 31, 2011, the Company's matching contributions were approximately $27,000. There were no matching contributions during the period from the Separation Date through December 31, 2010.

INCOME TAXES	12 Months Ended
Dec. 31, 2011
Income Tax Disclosure [Abstract]
Income Taxes
INCOME TAXES
The Company will elect to be treated as a REIT for U.S. federal income tax purposes upon the filing of its U.S. federal income tax return for the taxable year beginning January 1, 2011 and, therefore, the Company did not incur any income tax expense during the year ended December 31, 2011. Taxable income generated during the period preceding this election is subject to federal and state income taxes. During the period from the Separation Date through December 31, 2010, the Company recognized $0.2 million of income tax expense as follows (in thousands):

Current	$—
Deferred	242

Total income tax expense	$242

Income tax expense for the period from the Separation Date through December 31, 2010 is reconciled to the amount computed by applying the corporate tax rate as follows (in thousands):

Tax at statutory rate on income before income taxes	$100
Other	142

Income tax expense	$242

The Company is subject to corporate income tax on built-in gains (the excess of fair market value over tax basis on properties held by Sabra as of the date Sabra elects to be taxed as a REIT, or January 1, 2011) on taxable dispositions of properties acquired in the REIT Conversion Merger during the first ten years following the election to be taxed as a REIT. As of January 1, 2011, the built-in-gains tax associated with the Company's properties totaled approximately $145.8 million assuming a 40% corporate tax rate. This built-in gains tax is generally not payable on dispositions of property to the extent the proceeds from such dispositions are reinvested in qualifying like-kind replacement property as defined under various provisions of the Code. The Company does not expect to dispose of any properties held by Sabra at the Separation Date, if such a disposition would result in the imposition of a material tax liability. Gains from asset dispositions occurring more than 10 years after the acquisition will not be subject to this corporate-level tax. As a result, the Company has not recorded a deferred tax liability associated with this corporate-level tax.
The following is a reconciliation of the Company's beginning and ending unrecognized tax benefits (in thousands):

Balance at the Separation Date	$26,300
Additions (reductions) based on prior years' tax positions	—
Additions (reductions) based on 2010 tax positions	—

Balance at December 31, 2010	$26,300
Additions (reductions) based on prior years' tax positions	(760)
Additions (reductions) based on 2011 tax positions	—

Balance at December 31, 2011	25,540

The Company does not anticipate that the balance in unrecognized tax benefits will change materially in fiscal year 2012. During the period from the Separation Date through December 31, 2011, neither the Company nor its subsidiaries were assessed interest or penalties by any major tax jurisdictions. There would be no effect on the Company's tax rate if the unrecognized tax benefits were to result in additional taxes owed due to the availability of net operating loss ("NOL") carryforwards. The NOL carryforwards are recorded as deferred tax assets and have expiration dates from 2019 through 2027. With certain exceptions, the Company is no longer subject to U.S. federal, state or local income tax examinations for years before 2005. For the years before 2007, these jurisdictions can, however, adjust NOL carryforwards from earlier years.

EARNINGS PER COMMON SHARE	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Earnings Per Share [Abstract]
Earnings Per Common Share
EARNINGS PER COMMON SHARE
The following table illustrates the computation of basic and diluted earnings per share for the three and six months ended June 30, 2012 and 2011 (in thousands, except share and per share amounts):

	Three Months Ended June 30,		Six Months Ended June 30,
	2012	2011	2012	2011
Numerator
Net income	$5,923	$2,087	$10,328	$3,335

Denominator
Basic weighted average common shares	37,147,942	25,154,284	37,092,683	25,140,781
Dilutive stock options and restricted stock units	43,745	71,895	26,322	69,794

Diluted weighted average common shares	37,191,687	25,226,179	37,119,005	25,210,575

Basic earnings per common share	$0.16	$0.08	$0.28	$0.13

Diluted earnings per common share	$0.16	$0.08	$0.28	$0.13

Certain of the Company’s restricted stock units are considered participating securities which require the use of the two-class method when computing basic and diluted earnings per share. During the three and six months ended June 30, 2012, approximately 0.3 million and 0.4 million restricted stock units, respectively, and options to purchase approximately 0.4 million shares were not included because they were anti-dilutive. During the three and six months ended June 30, 2011, approximately 0.3 million restricted stock units and options to purchase approximately 0.4 million shares were not included because they were anti-dilutive.

EARNINGS PER COMMON SHARE
The following table illustrates the computation of basic and diluted earnings per share for the year ended December 31, 2011 and for the period from the Separation Date through December 31, 2010 (in thousands, except share and per share amounts):

	Year Ended December 31, 2011	Period from November 15, 2010 to December 31, 2010
Numerator
Net income	$12,842	$7

Denominator
Basic weighted average common shares	30,109,417	25,110,936
Dilutive stock options and restricted stock units	61,808	76,052

Diluted weighted average common shares	30,171,225	25,186,988

Basic earnings per common share	$0.43	$—

Diluted earnings per common share	$0.43	$—

The Carry-Over Units are considered participating securities because dividend payments are not forfeited even if the underlying award does not vest. Accordingly, the Company uses the two-class method when computing basic and diluted earnings per share. During the year ended December 31, 2011 and for the period from the Separation Date through December 31, 2010, approximately 0.2 million and 0.4 million restricted stock units, respectively, and options to purchase approximately 0.4 million and 0.3 million shares, respectively, were not included because they were anti-dilutive.

SUMMARIZED CONDENSED CONSOLIDATING INFORMATION	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
SUMMARIZED CONDENSED CONSOLIDATING INFORMATION [Abstract]
Summarized Condensed Consolidating Information
SUMMARIZED CONDENSED CONSOLIDATING INFORMATION
In connection with the offering of the Senior Notes by the Issuers in October 2010, the Company and certain 100% owned subsidiaries of the Company (the “Guarantors”) have, jointly and severally, fully and unconditionally guaranteed the Senior Notes, subject to release under certain customary circumstances as described below. These guarantees are subordinated to all existing and future senior debt and senior guarantees of the Guarantors and are unsecured. The Company conducts all of its business through and derives virtually all of its income from its subsidiaries. Therefore, the Company’s ability to make required payments with respect to its indebtedness (including the Senior Notes) and other obligations depends on the financial results and condition of its subsidiaries and its ability to receive funds from its subsidiaries.
A Guarantor will be automatically and unconditionally released from its obligations under the guarantees with respect to the Senior Notes in the event of:

•	Any sale of the subsidiary Guarantor or of all or substantially all of its assets;

•	A merger or consolidation of a subsidiary Guarantor with an issuer of the Senior Notes or another Guarantor, provided that the surviving entity remains a Guarantor;

•	A subsidiary Guarantor is declared “unrestricted” for covenant purposes under the Indenture;

•	The requirements for legal defeasance or covenant defeasance or to discharge the Indenture have been satisfied;

•	A liquidation or dissolution, to the extent permitted under the Indenture, of a subsidiary Guarantor; and

•	The release or discharge of the guaranty that resulted in the creation of the subsidiary guaranty, except a discharge or release by or as a result of payment under such guaranty.
Pursuant to Rule 3-10 of Regulation S-X, the following summarized consolidating information is provided for the Company (the “Parent Company”), the Issuers, the Guarantors, and the Company’s non-Guarantor subsidiaries with respect to the Senior Notes. This summarized financial information has been prepared from the books and records maintained by the Company, the Issuers, the Guarantors and the non-Guarantor subsidiaries. The summarized financial information may not necessarily be indicative of the results of operations or financial position had the Issuers, the Guarantors or non-Guarantor subsidiaries operated as independent entities. Sabra’s investments in its consolidated subsidiaries are presented based upon Sabra's proportionate share of each subsidiary's net assets. The Guarantor subsidiaries’ investments in the non-Guarantor subsidiaries and non-Guarantor subsidiaries’ investments in Guarantor subsidiaries are presented under the equity method of accounting. Intercompany activities between subsidiaries and the Parent Company are presented within operating activities on the condensed consolidating statement of cash flows.
Condensed consolidating financial statements for the Company and its subsidiaries, including the Parent Company only, the Issuers, the combined Guarantor subsidiaries and the combined non-Guarantor subsidiaries, are as follows:

CONDENSED CONSOLIDATING BALANCE SHEET
June 30, 2012
(in thousands, except share and per share amounts)
(unaudited)

	Parent Company	Issuers	Combined Guarantor Subsidiaries	Combined Non- Guarantor Subsidiaries	Elimination	Consolidated
Assets
Real estate investments, net of accumulated depreciation	$162	$—	$518,588	$179,828	$—	$698,578
Loans receivable, net	—	—	21,193	—	—	21,193
Cash and cash equivalents	1,583	—	—	1,527	—	3,110
Restricted cash	—	—	—	7,076	—	7,076
Deferred tax assets	25,540	—	—	—	—	25,540
Prepaid expenses, deferred financing costs and other assets	941	4,706	13,698	3,676	—	23,021
Intercompany	72,861	135,875	—	30,054	(238,790)	—
Investment in subsidiaries	247,171	334,637	24,894	—	(606,702)	—
Total assets	$348,258	$475,218	$578,373	$222,161	$(845,492)	$778,518
Liabilities and stockholders’ equity
Mortgage notes payable	$—	$—	$—	$157,872	$—	$157,872
Secured revolving credit facility	—	—	42,500	—	—	42,500
Senior unsecured notes payable	—	225,000	—	—	—	225,000
Accounts payable and accrued liabilities	6,293	3,047	1,158	683	—	11,181
Tax liability	25,540	—	—	—	—	25,540
Intercompany	—	—	238,790	—	(238,790)	—
Total liabilities	31,833	228,047	282,448	158,555	(238,790)	462,093
Stockholders’ equity:
Preferred stock, $.01 par value; 10,000,000 shares authorized, zero shares issued and outstanding as of June 30, 2012	—	—	—	—	—	—
Common stock, $.01 par value; 125,000,000 shares authorized, 37,051,242 shares issued and outstanding as of June 30, 2012	371	—	—	—	—	371
Additional paid-in capital	349,272	205,389	233,433	52,549	(491,371)	349,272
Cumulative distributions in excess of net income	(33,218)	41,782	62,492	11,057	(115,331)	(33,218)
Total stockholders’ equity	316,425	247,171	295,925	63,606	(606,702)	316,425
Total liabilities and stockholders’ equity	$348,258	$475,218	$578,373	$222,161	$(845,492)	$778,518

CONDENSED CONSOLIDATING BALANCE SHEET
December 31, 2011
(in thousands, except share and per share amounts)

	Parent Company	Issuers	Combined Guarantor Subsidiaries	Combined Non- Guarantor Subsidiaries	Elimination	Consolidated
Assets
Real estate investments, net of accumulated depreciation	$187	$—	$474,256	$183,934	$—	$658,377
Cash and cash equivalents	41,736	—	—	514	—	42,250
Restricted cash	—	—	—	6,093	—	6,093
Deferred tax assets	25,540	—	—	—	—	25,540
Prepaid expenses, deferred financing costs and other assets	874	5,079	8,544	2,893	—	17,390
Intercompany	—	145,018	—	25,237	(170,255)	—
Investment in subsidiaries	313,181	391,131	23,611	—	(727,923)	—
Total assets	$381,518	$541,228	$506,411	$218,671	$(898,178)	$749,650
Liabilities and stockholders’ equity
Mortgage notes payable	$—	$—	$—	$158,398	$—	$158,398
Senior unsecured notes payable	—	225,000	—	—	—	225,000
Accounts payable and accrued liabilities	6,296	3,047	4,107	689	—	14,139
Tax liability	25,540	—	—	—	—	25,540
Intercompany	23,109	—	147,146	—	(170,255)	—
Total liabilities	54,945	228,047	151,253	159,087	(170,255)	423,077
Stockholders’ equity:
Preferred stock, $.01 par value; 10,000,000 shares authorized, zero shares issued and outstanding as of December 31, 2011	—	—	—	—	—	—
Common stock, $.01 par value; 125,000,000 shares authorized, 36,891,712 shares issued and outstanding as of December 31, 2011	369	—	—	—	—	369
Additional paid-in capital	344,995	288,665	316,011	52,110	(656,786)	344,995
Cumulative distributions in excess of net income	(18,791)	24,516	39,147	7,474	(71,137)	(18,791)
Total stockholders’ equity	326,573	313,181	355,158	59,584	(727,923)	326,573
Total liabilities and stockholders’ equity	$381,518	$541,228	$506,411	$218,671	$(898,178)	$749,650

CONDENSED CONSOLIDATING STATEMENT OF INCOME
For the Three Months Ended June 30, 2012
(in thousands, except share and per share amounts)
(unaudited)

	Parent Company	Issuers	Combined Guarantor Subsidiaries	Combined Non- Guarantor Subsidiaries	Elimination	Consolidated
Revenues:
Rental income	$—	$—	$18,372	$6,448	$—	$24,820
Interest income	1	—	296	—	—	297
Total revenues	1	—	18,668	6,448	—	25,117
Expenses:
Depreciation and amortization	12	—	5,492	2,053	—	7,557
Interest	—	4,757	715	2,676	—	8,148
General and administrative	3,083	1	376	29	—	3,489
(Income) loss in subsidiary	(9,017)	(13,775)	55	—	22,737	—
Total expenses	(5,922)	(9,017)	6,638	4,758	22,737	19,194
Net income	$5,923	$9,017	$12,030	$1,690	$(22,737)	$5,923
Net income per common share, basic						$0.16
Net income per common share, diluted						$0.16
Weighted-average number of common shares outstanding, basic						37,147,942
Weighted-average number of common shares outstanding, diluted						37,191,687
CONDENSED CONSOLIDATING STATEMENT OF INCOME
For the Three Months Ended June 30, 2011
(in thousands, except share and per share amounts)
(unaudited)

	Parent Company	Issuers	Combined Guarantor Subsidiaries	Combined Non- Guarantor Subsidiaries	Elimination	Consolidated
Revenues:
Rental income	$—	$—	$12,337	$6,291	$—	$18,628
Interest income	13	—	162	2	—	177
Total revenues	13	—	12,499	6,293	—	18,805
Expenses:
Depreciation and amortization	12	—	4,173	2,105	—	6,290
Interest	—	4,653	324	2,528	—	7,505
General and administrative	2,686	—	208	29	—	2,923
Income in subsidiary	(4,772)	(9,425)	(105)	—	14,302	—
Total expenses	(2,074)	(4,772)	4,600	4,662	14,302	16,718
Net income	$2,087	$4,772	$7,899	$1,631	$(14,302)	$2,087
Net income per common share, basic						$0.08
Net income per common share, diluted						$0.08
Weighted-average number of common shares outstanding, basic						25,154,284
Weighted-average number of common shares outstanding, diluted						25,226,179
CONDENSED CONSOLIDATING STATEMENT OF INCOME
For the Six Months Ended June 30, 2012
(in thousands, except share and per share amounts)
(unaudited)

	Parent Company	Issuers	Combined Guarantor Subsidiaries	Combined Non- Guarantor Subsidiaries	Elimination	Consolidated
Revenues:
Rental income	$—	$—	$35,586	$12,897	$—	$48,483
Interest income	7	—	354	—	—	361
Total revenues	7	—	35,940	12,897	—	48,844
Expenses:
Depreciation and amortization	24	—	10,724	4,112	—	14,860
Interest	—	9,514	1,178	5,154	—	15,846
General and administrative	6,920	2	839	49	—	7,810
Income in subsidiary	(17,265)	(26,781)	(147)	—	44,193	—
Total expenses	(10,321)	(17,265)	12,594	9,315	44,193	38,516
Net income	$10,328	$17,265	$23,346	$3,582	$(44,193)	$10,328
Net income per common share, basic						$0.28
Net income per common share, diluted						$0.28
Weighted-average number of common shares outstanding, basic						37,092,683
Weighted-average number of common shares outstanding, diluted						37,119,005
CONDENSED CONSOLIDATING STATEMENT OF INCOME
For the Six Months Ended June 30, 2011
(in thousands, except share and per share amounts)
(unaudited)

	Parent Company	Issuers	Combined Guarantor Subsidiaries	Combined Non- Guarantor Subsidiaries	Elimination	Consolidated
Revenues:
Rental income	$—	$—	$23,608	$12,582	$—	$36,190
Interest income	41	—	175	1	—	217
Total revenues	41	—	23,783	12,583	—	36,407
Expenses:
Depreciation and amortization	29	—	8,111	4,237	—	12,377
Interest	—	9,403	646	5,054	—	15,103
General and administrative	5,315	—	211	66	—	5,592
Income in subsidiary	(8,638)	(18,041)	(199)	—	26,878	—
Total expenses	(3,294)	(8,638)	8,769	9,357	26,878	33,072
Net income	$3,335	$8,638	$15,014	$3,226	$(26,878)	$3,335
Net income per common share, basic						$0.13
Net income per common share, diluted						$0.13
Weighted-average number of common shares outstanding, basic						25,140,781
Weighted-average number of common shares outstanding, diluted						25,210,575

CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS
For the Six Months Ended June 30, 2012
(in thousands)
(unaudited)

	Parent Company	Issuers	Combined Guarantor Subsidiaries	Combined Non- Guarantor Subsidiaries	Elimination	Consolidated
Net cash provided by operating activities	$22,525	$—	$—	$1,562	$—	$24,087
Cash flows from investing activities:
Acquisitions of real estate	—	—	(55,550)	—	—	(55,550)
Origination of note receivable	—	—	(21,176)	—	—	(21,176)
Additions to real estate	—	—	(730)	—	—	(730)
Investment in Subsidiary	(1,449)	(1,449)	—	—	2,898	—
Distribution from Subsidiary	345	345	—	—	(690)	—
Intercompany financing	(37,255)	(37,255)	—	—	74,510	—
Net cash used in investing activities	(38,359)	(38,359)	(77,456)	—	76,718	(77,456)
Cash flows from financing activities:
Proceeds from secured revolving credit facility	—	—	42,500	—	—	42,500
Proceeds from mortgage notes payable	—	—	—	21,947	—	21,947
Principal payments on mortgage notes payable	—	—	—	(22,464)	—	(22,464)
Payments of deferred financing costs	—	—	(2,299)	(1,136)	—	(3,435)
Issuance of common stock	144	—	—	—	—	144
Dividends paid	(24,463)	—	—	—	—	(24,463)
Contribution from Parent	—	1,449	—	1,449	(2,898)	—
Distribution to Parent	—	(345)	—	(345)	690	—
Intercompany financing	—	37,255	37,255	—	(74,510)	—
Net cash provided by (used in) financing activities	(24,319)	38,359	77,456	(549)	(76,718)	14,229
Net increase (decrease) in cash and cash equivalents	(40,153)	—	—	1,013	—	(39,140)
Cash and cash equivalents, beginning of period	41,736	—	—	514	—	42,250
Cash and cash equivalents, end of period	$1,583	$—	$—	$1,527	$—	$3,110

CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS
For the Six Months Ended June 30, 2011
(in thousands)
(unaudited)

	Parent Company	Issuers	Combined Guarantor Subsidiaries	Combined Non- Guarantor Subsidiaries	Elimination	Consolidated
Net cash provided by operating activities	$16,386	$—	$—	$1,542	$—	$17,928
Cash flows from investing activities:
Acquisitions of real estate	—	—	(74,000)	—	—	(74,000)
Acquisition of note receivable	(5,348)	—	—	—	—	(5,348)
Additions to real estate	(86)	—	—	—	—	(86)
Distribution from Subsidiary	3,307	3,307	—	—	(6,614)	—
Intercompany financing	(74,270)	(74,270)	—	—	148,540	—
Net cash used in investing activities	(76,397)	(70,963)	(74,000)	—	141,926	(79,434)
Cash flows from financing activities:
Principal payments on mortgage notes payable	—	—	—	(1,499)	—	(1,499)
Payments of deferred financing costs	—	(270)	—	—	—	(270)
Issuance of common stock	547	—	—	—	—	547

Dividends paid	(8,051)	—	—	—	—	(8,051)
Distribution to Parent	—	(3,307)	—	(3,307)	6,614	—
Intercompany financing	—	74,540	74,000	—	(148,540)	—
Net cash provided by (used in) financing activities	(7,504)	70,963	74,000	(4,806)	(141,926)	(9,273)
Net increase in cash and cash equivalents	(67,515)	—	—	(3,264)	—	(70,779)
Cash and cash equivalents, beginning of period	70,841	—	—	3,392	—	74,233
Cash and cash equivalents, end of period	$3,326	$—	$—	$128	$—	$3,454

SUMMARIZED CONDENSED CONSOLIDATING INFORMATION
In connection with the offering of the Senior Notes by the Issuers in October 2010, the Company and certain 100% owned subsidiaries of the Company (the “Guarantors”) have, jointly and severally, fully and unconditionally guaranteed the Senior Notes, subject to release under certain customary circumstances as described below. These guarantees are subordinated to all existing and future senior debt and senior guarantees of the Guarantors and are unsecured. The Company conducts all of its business through and derives virtually all of its income from its subsidiaries. Therefore, the Company’s ability to make required payments with respect to its indebtedness (including the Senior Notes) and other obligations depends on the financial results and condition of its subsidiaries and its ability to receive funds from its subsidiaries.
A Guarantor will be automatically and unconditionally released from its obligations under the guarantees with respect to the Senior Notes in the event of:

•	Any sale of the subsidiary Guarantor or of all or substantially all of its assets;

•	A merger or consolidation of a subsidiary Guarantor with an issuer of the Senior Notes or another Guarantor, provided that the surviving entity remains a Guarantor;

•	A subsidiary Guarantor is declared "unrestricted" for covenant purposes under the Indenture;

•	The requirements for legal defeasance or covenant defeasance or to discharge the Indenture have been satisfied;

•	A liquidation or dissolution, to the extent permitted under the Indenture, of a subsidiary Guarantor; and

•	The release or discharge of the guaranty that resulted in the creation of the subsidiary guaranty, except a discharge or release by or as a result of payment under such guaranty.
Pursuant to Rule 3-10 of Regulation S-X, the following summarized consolidating information is provided for the Company (the “Parent Company”), the Issuers, the Guarantors, and the Company’s non-Guarantor subsidiaries with respect to the Senior Notes. This summarized financial information has been prepared from the books and records maintained by the Company, the Issuers, the Guarantors and the non-Guarantor subsidiaries. The summarized financial information may not necessarily be indicative of the results of operations or financial position had the Issuers, the Guarantors or non-Guarantor subsidiaries operated as independent entities. Sabra’s investments in its consolidated subsidiaries are presented based upon Sabra's proportionate share of each subsidiary's net assets. The Guarantor subsidiaries’ investments in the non-Guarantor subsidiaries and non-Guarantor subsidiaries’ investments in Guarantor subsidiaries are presented under the equity method of accounting. Intercompany activities between subsidiaries and the Parent Company are presented within operating activities on the condensed consolidating statement of cash flows.
Condensed consolidating financial statements for the Company and its subsidiaries, including the Parent Company only, the Issuers, the combined Guarantor subsidiaries and the combined non-Guarantor subsidiaries, are as follows:

CONDENSED CONSOLIDATING BALANCE SHEET
December 31, 2011
(in thousands, except share and per share amounts)

	Parent Company	Issuers	Combined Guarantor Subsidiaries	Combined Non- Guarantor Subsidiaries	Elimination	Consolidated
Assets
Real estate investments, net of accumulated depreciation	$187	$—	$474,256	$183,934	$—	$658,377
Cash and cash equivalents	41,736	—	—	514	—	42,250
Restricted cash	—	—	—	6,093	—	6,093
Deferred tax assets	25,540	—	—	—	—	25,540
Prepaid expenses, deferred financing costs and other assets	874	5,079	8,544	2,893	—	17,390
Intercompany	—	145,018	—	25,237	(170,255)	—
Investment in subsidiaries	313,181	391,131	23,611	—	(727,923)	—
Total assets	$381,518	$541,228	$506,411	$218,671	$(898,178)	$749,650
Liabilities and stockholders’ equity
Mortgage notes payable	$—	$—	$—	$158,398	$—	$158,398
Senior unsecured notes payable	—	225,000	—	—	—	225,000
Accounts payable and accrued liabilities	6,296	3,047	4,107	689	—	14,139
Tax liability	25,540	—	—	—	—	25,540
Intercompany	23,109	—	147,146	—	(170,255)	—
Total liabilities	54,945	228,047	151,253	159,087	(170,255)	423,077
Stockholders’ equity:
Preferred stock, $.01 par value; 10,000,000 shares authorized, zero shares issued and outstanding as of December 31, 2011	—	—	—	—	—	—
Common stock, $.01 par value; 125,000,000 shares authorized, 36,891,712 shares issued and outstanding as of December 31, 2011	369	—	—	—	—	369
Additional paid-in capital	344,995	288,665	316,011	52,110	(656,786)	344,995
Cumulative distributions in excess of net income	(18,791)	24,516	39,147	7,474	(71,137)	(18,791)
Total stockholders’ equity	326,573	313,181	355,158	59,584	(727,923)	326,573
Total liabilities and stockholders’ equity	$381,518	$541,228	$506,411	$218,671	$(898,178)	$749,650

CONDENSED CONSOLIDATING BALANCE SHEET
December 31, 2010
(in thousands, except share and per share amounts)

	Parent Company	Issuers	Combined Guarantor Subsidiaries	Combined Non- Guarantor Subsidiaries	Elimination	Consolidated
Assets
Real estate investments, net of accumulated depreciation	$230	$—	$289,748	$192,319	$—	$482,297
Cash and cash equivalents	70,841	—	—	3,392	—	74,233
Restricted cash	—	—	—	4,716	—	4,716
Deferred tax assets	26,300	—	—	—	—	26,300
Prepaid expenses, deferred financing costs and other assets	662	5,471	2,261	3,619	—	12,013
Intercompany	—	—	5,635	6,953	(12,588)	—
Investment in subsidiaries	124,061	347,030	22,903	—	(493,994)	—
Total assets	$222,094	$352,501	$320,547	$210,999	$(506,582)	$599,559
Liabilities and stockholders’ equity
Mortgage notes payable	$—	$—	$—	$161,440	$—	$161,440
Senior unsecured notes payable	—	225,000	—	—	—	225,000
Accounts payable and accrued liabilities	5,673	3,440	81	92	—	9,286
Tax liability	26,300	—	—	—	—	26,300
Intercompany	12,588	—	—	—	(12,588)	—
Total liabilities	44,561	228,440	81	161,532	(12,588)	422,026
Stockholders’ equity:
Preferred stock, $.01 par value; 10,000,000 shares authorized, zero shares issued and outstanding as of December 31, 2010	—	—	—	—	—	—
Common stock, $.01 par value; 125,000,000 shares authorized, 25,061,072 shares issued and outstanding as of December 31, 2010	251	—	—	—	—	251
Additional paid-in capital	177,275	122,281	316,786	48,670	(487,737)	177,275
Cumulative distributions in excess of net income	7	1,780	3,680	797	(6,257)	7
Total stockholders’ equity	177,533	124,061	320,466	49,467	(493,994)	177,533
Total liabilities and stockholders’ equity	$222,094	$352,501	$320,547	$210,999	$(506,582)	$599,559

CONDENSED CONSOLIDATING STATEMENT OF INCOME
For the Year December 31, 2011
(in thousands, except share and per share amounts)

	Parent Company	Issuers	Combined Guarantor Subsidiaries	Combined Non- Guarantor Subsidiaries	Elimination	Consolidated
Revenues:
Rental income	$—	$—	$55,447	$25,231	$—	$80,678
Interest income	64	—	3,479	4	—	3,547
Total revenues	64	—	58,926	25,235	—	84,225
Expenses:
Depreciation and amortization	53	—	18,144	8,394	—	26,591
Interest	—	18,913	1,333	10,073	—	30,319
General and administrative	9,905	1	4,476	91	—	14,473
Income in subsidiary	(22,736)	(41,650)	(493)	—	64,879	—
Total expenses	(12,778)	(22,736)	23,460	18,558	64,879	71,383
Net income	$12,842	$22,736	$35,466	$6,677	$(64,879)	$12,842
Net income per common share, basic						$0.43
Net income per common share, diluted						$0.43
Weighted-average number of common shares outstanding, basic						30,109,417
Weighted-average number of common shares outstanding, diluted						30,171,225
CONDENSED CONSOLIDATING STATEMENT OF INCOME
For the Period from November 15, 2010 to December 31, 2010
(in thousands, except share and per share amounts)

	Parent Company	Issuers	Combined Guarantor Subsidiaries	Combined Non- Guarantor Subsidiaries	Elimination	Consolidated
Revenues:
Rental income	$—	$—	$5,635	$3,146	$—	$8,781
Interest income	12	—	—	2	—	14
Total revenues	12	—	5,635	3,148	—	8,795
Expenses:
Depreciation and amortization	—	—	2,031	1,103	—	3,134
Interest	—	2,470	151	1,238	—	3,859
General and administrative	1,543	—	—	10	—	1,553
Income in subsidiary	(1,780)	(4,250)	(227)	—	6,257	—
Total expenses	(237)	(1,780)	1,955	2,351	6,257	8,546

Income before income taxes	249	1,780	3,680	797	(6,257)	249
Income tax expense	242	—	—	—	—	242
Net income	$7	$1,780	$3,680	$797	$(6,257)	$7
Net income per common share, basic						$—
Net income per common share, diluted						$—
Weighted-average number of common shares outstanding, basic						25,110,936
Weighted-average number of common shares outstanding, diluted						25,186,988

CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS
For the Year Ended December 31, 2011
(in thousands)

	Parent Company	Issuers	Combined Guarantor Subsidiaries	Combined Non- Guarantor Subsidiaries	Elimination	Consolidated
Net cash provided by operating activities	$41,298	$—	$—	$3,407	$—	$44,705
Cash flows from investing activities:
Acquisitions of real estate	—	—	(204,500)	—	—	(204,500)
Acquisition of note receivable	—	—	(5,348)	—	—	(5,348)
Additions to corporate real estate	(86)	—	—	—	—	(86)
Repayment of note receivable	—	—	5,348	—	—	5,348
Investment in Subsidiary	(164,030)	—	—	—	164,030	—
Net cash used in investing activities	(164,116)	—	(204,500)	—	164,030	(204,586)
Cash flows from financing activities:
Principal payments on mortgage notes payable	—	—	—	(3,027)	—	(3,027)
Payments of deferred financing costs	—	(430)	(200)	(47)	—	(677)
Issuance of common stock	163,242	—	—	—	—	163,242
Dividends paid	(31,640)	—	—	—	—	(31,640)
Contribution from Parent	—	163,934	—	96	(164,030)	—
Distribution to Parent	—	—	—	(3,307)	3,307	—
Distribution from Subsidiary	3,307	—	—	—	(3,307)	—
Intercompany financing	(41,196)	(163,504)	204,700	—	—	—
Net cash provided by (used in) financing activities	93,713	—	204,500	(6,285)	(164,030)	127,898
Net decrease in cash and cash equivalents	(29,105)	—	—	(2,878)	—	(31,983)
Cash and cash equivalents, beginning of period	70,841	—	—	3,392	—	74,233
Cash and cash equivalents, end of period	$41,736	$—	$—	$514	$—	$42,250

CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS
For the Period from November 15, 2010 to December 31, 2010
(in thousands, except share and per share amounts)

	Parent Company	Issuers	Combined Guarantor Subsidiaries	Combined Non- Guarantor Subsidiaries	Elimination	Consolidated
Net cash provided by operating activities	$5,844	$—	$—	$748	$—	$6,592
Cash flows from investing activities:
Cash received in the Separation	63,747	—	—	3,387	—	67,134
Additions to real estate	(16)	—	—	—	—	(16)
Net cash used in investing activities	63,731	—	—	3,387	—	67,118
Cash flows from financing activities:
Proceeds from notes payables	—	—	—	10,000	—	10,000
Payment of Separation-related obligations	(8,928)	—	—	(153)	—	(9,081)
Intercompany financing	10,355	—	—	(10,355)	—	—
Principal payments on mortgage notes payable	—	—	—	(235)	—	(235)
Payments of deferred financing costs	(161)	—	—	—	—	(161)
Net cash provided by (used in) financing activities	1,266	—	—	(743)	—	523
Net decrease in cash and cash equivalents	70,841	—	—	3,392	—	74,233
Cash and cash equivalents, beginning of period	—	—	—	—	—	—
Cash and cash equivalents, end of period	$70,841	$—	$—	$3,392	$—	$74,233

PRO FORMA FINANCIAL INFORMATION	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
PRO FORMA FINANCIAL INFORMATION [Abstract]
Pro Forma Financial Information
PRO FORMA FINANCIAL INFORMATION

The following table summarizes, on an unaudited pro forma basis, the combined results of operations of the Company for the three and six months ended June 30, 2012 and 2011. The Company acquired six properties and originated two loans receivable during the six months ended June 30, 2012. The following unaudited pro forma information for the three and six months ended June 30, 2012 and 2011 has been prepared to give effect to these transactions and the eleven acquisitions that occurred during the year ended December 31, 2011, as well as the offering of 11.7 million shares of common stock that closed in August 2011, as if they had occurred on January 1, 2011. This pro forma information does not purport to represent what the actual results of operations of the Company would have been had these acquisitions occurred on this date, nor does it purport to predict the results of operations for future periods (in thousands, except share and per share amounts):

	Three Months Ended June 30,		Six Months Ended June 30,
	2012	2011	2012	2011

Revenues	$25,847	$25,550	$51,704	$50,963
Depreciation and amortization	7,662	7,889	15,335	15,813
Net income	6,653	6,853	12,840	13,502
Net income per common share, basic	0.18	0.19	0.35	0.37
Net income per common share, diluted	0.18	0.19	0.35	0.37
Weighted-average number of common shares outstanding, basic	37,147,942	36,884,284	37,092,683	36,870,784
Weighted-average number of common shares outstanding, diluted	37,191,687	36,956,179	37,119,005	36,940,575

PRO FORMA FINANCIAL INFORMATION

The following table summarizes, on an unaudited pro forma basis, the consolidated results of operations of the Company for the year ended December 31, 2011 and for the period from the Separation Date through December 31, 2010. The Company acquired eleven properties during the year ended December 31, 2011. The following unaudited pro forma information for the year ended December 31, 2011 has been prepared to give effect to the acquisitions, as well as the offering of 11.7 million shares of common stock that closed in August 2011, as if they had occurred on January 1, 2010. This pro forma information does not purport to represent what the actual results of operations of the Company would have been had these acquisitions occurred on this date, nor does it purport to predict the results of operations for future periods (in thousands, except share and per share amounts):

	Year Ended December 31, 2011	Period from November 15, 2010 to December 31, 2010

Revenues	$96,543	$31,386
Depreciation and amortization	29,883	8,995
Net income	24,890	16,737
Net income per common share, basic	0.67	0.45
Net income per common share, diluted	0.67	0.45
Weighted-average number of common shares outstanding, basic	36,922,458	36,840,936
Weighted-average number of common shares outstanding, diluted	36,984,266	36,916,988

COMMITMENTS AND CONTINGENCIES	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
COMMITMENTS AND CONTINGENCIES

Concentration of Credit Risk
Concentrations of credit risks arise when a number of operators, tenants or obligors related to the Company’s investments are engaged in similar business activities, or activities in the same geographic region, or have similar economic features that would cause their ability to meet contractual obligations, including those to the Company, to be similarly affected by changes in economic conditions. The Company regularly monitors its portfolio to assess potential concentrations of risks.
Sun
As of June 30, 2012, 86 of the Company’s 103 real estate properties were leased to subsidiaries of Sun. During the three and six months ended June 30, 2012, 72% and 74%, respectively, of the Company’s total revenues were derived from these leases. Sun is a publicly traded company and is subject to the informational filing requirements of the Securities Exchange Act of 1934, as amended, and is required to file periodic reports on Form 10-K and Form 10-Q with the SEC. As of June 30, 2012, Sun's continuing operations, through its subsidiaries, operated 190 inpatient centers spread across 23 states. Sun’s net revenues were $457.1 million and $915.6 million, respectively, for the three and six months ended June 30, 2012 and $470.6 million and $936.9 million, respectively, for the three and six months ended June 30, 2011. Sun’s adjusted earnings before interest, depreciation, amortization, transaction costs, restructuring costs and rent were $56.2 million and $108.4 million, respectively, for the three and six months ended June 30, 2012 and $67.7 million and $132.3 million, respectively, for the three and six months ended June 30, 2011. As of June 30, 2012, Sun’s outstanding debt, net of cash, totaled $45.6 million. As of June 30, 2012, Sun had approximately $103.6 million in liquidity, consisting of unrestricted cash and cash equivalents of $43.6 million and available borrowings of $60.0 million under Sun's revolving credit facility.
On June 20, 2012, Sun announced that it had signed a definitive agreement to be acquired by Genesis HealthCare LLC (“Genesis”). According to Sun's announcement, Genesis will acquire Sun for $8.50 of cash per share of common stock, resulting in a transaction value of approximately $275 million net of cash and debt acquired. Sun's Board of Directors unanimously approved the transaction. According to Sun's announcement, the closing of the transaction is subject to customary conditions, including approval by Sun stockholders, expiration of the waiting period under the Hart-Scott-Rodino Antitrust Improvements Act of 1976, as well as regulatory approvals, and the closing is expected to occur in the fall of 2012. Sun has reported that, on a combined basis, the two companies generated roughly $4 billion in revenue in 2011 and have more than 420 facilities and 75,000 employees.
Cadia Portfolio
On August 1, 2011, the Company closed the purchase of four skilled nursing facilities (the “Cadia Portfolio”). The four skilled nursing facilities are located in Delaware, range in age from 3 to 16 years and have a combined total of 500 beds. In connection with the acquisition, the Company, through an indirect wholly owned subsidiary, entered into a new 15-year triple-net master lease agreement with the sellers (collectively, the “Cadia Tenants”). None of the Cadia Tenants are affiliated with the Company or any of its subsidiaries. As of June 30, 2012, the Company's investment in the Cadia Portfolio totaled 12% of the Company's assets, and during the three and six months ended June 30, 2012, 11% of the Company's total revenues were derived from the Cadia Portfolio lease. The Company believes that the financial condition and results of operations of the Cadia Tenants are more relevant to the Company’s investors than the financial statements of the Cadia Portfolio and enable investors to evaluate the credit-worthiness of the Cadia Tenants in their capacity as the tenants under the Cadia Portfolio lease. As a result, the Company has presented below unaudited summary financial information of the combined Cadia Tenants as of and for the three and six months ended June 30, 2012. The summary financial information presented below has been provided by the Cadia Tenants and has not been independently verified by the Company. The Company has no reason to believe that such information is inaccurate in any material respect.

	Three Months Ended	Six Months Ended
	June 30, 2012
	(unaudited) (in thousands)
Statements of Operations
Revenues	$14,841	$29,800
Operating expenses	14,104	28,491
Net income	718	1,272

	As of June 30, 2012 (unaudited) (in thousands)
Balance Sheets
Cash and cash equivalents	$5,633
Total current assets	10,027
Total current liabilities	7,243
Total debt	—

Other than the Company’s tenant concentrations, management believes the Company's current portfolio is reasonably diversified across healthcare related real estate and geographical location and does not contain any other significant concentration of credit risks. The Company’s portfolio of 103 real estate properties is diversified by location across 25 states. The properties in any one state did not account for more than 14% of the Company’s total revenue during the three and six months ended June 30, 2012. The properties in any one state did not account for more than 18% of the Company’s total revenue during the three and six months ended June 30, 2011.
Environmental
As an owner of real estate, the Company is subject to various environmental laws of federal, state and local governments. The Company is not aware of any environmental liability that could have a material adverse effect on its financial condition or results of operations. However, changes in applicable environmental laws and regulations, the uses and conditions of properties in the vicinity of the Company’s properties, the activities of its tenants and other environmental conditions of which the Company is unaware with respect to the properties could result in future environmental liabilities. Compliance with existing environmental laws is not expected to have a material adverse effect on the Company’s financial condition and results of operations as of June 30, 2012.
Separation and REIT Conversion Merger
On May 24, 2010, Old Sun announced its intention to restructure its business by separating its real estate assets and its operating assets into two separate publicly traded companies, Sabra and SHG Services Inc. (which has been renamed “Sun Healthcare Group, Inc.” or “Sun”). In order to effect the restructuring, Old Sun distributed to its stockholders on a pro rata basis all of the outstanding shares of common stock of Sun (this distribution is referred to as the “Separation”), together with an additional cash distribution. Immediately following the Separation, Old Sun merged with and into Sabra, with Sabra surviving the merger and Old Sun stockholders receiving shares of Sabra common stock in exchange for their shares of Old Sun common stock (this merger is referred to as the “REIT Conversion Merger”). Effective November 15, 2010, the Separation and REIT Conversion Merger were completed and Sabra and Sun began operations as separate companies.
Following the Separation, Sun, through its subsidiaries, continued the business and operations of Old Sun and its subsidiaries. Sabra did not operate prior to the Separation. Immediately following the Separation, subsidiaries of Sabra owned substantially all of Old Sun’s owned real property. The owned real property held by subsidiaries of Sabra following the Separation includes fixtures and certain personal property associated with the real property. The historical consolidated financial statements of Old Sun became the historical consolidated financial statements of Sun at the time of the Separation. At the time of the Separation, the balance sheet of Sabra included the owned real property and mortgage indebtedness to third parties on the real property as well as indebtedness incurred by Sabra prior to completion of the Separation. The statements of income and cash flows of Sabra consist solely of its operations after the Separation. The Separation was accounted for as a reverse spinoff. Accordingly, Sabra’s assets and liabilities are recorded at the historical carrying values of Old Sun.
Indemnification Agreement
In connection with the Separation and REIT Conversion Merger, any liability arising from or relating to legal proceedings involving the Company’s real estate investments has been assumed by the Company and the Company will indemnify Sun (and its subsidiaries, directors, officers, employees and agents and certain other related parties) against any losses arising from or relating to such legal proceedings. In addition, pursuant to a distribution agreement entered into among Old Sun, the Company and Sun in connection with the Separation and REIT Conversion Merger, Sun has agreed to indemnify the Company (and the Company's subsidiaries, directors, officers, employees and agents and certain other related parties) for any liability arising from or relating to legal proceedings involving Old Sun’s healthcare business prior to the Separation, and, pursuant to the lease agreements between the Company and subsidiaries of Sun, the tenants agree to indemnify the Company for any liability arising from operations at the real property leased from the Company.
Immediately prior to the Separation, Old Sun was a party to various legal actions and administrative proceedings, including various claims arising in the ordinary course of its healthcare business, which are subject to the indemnities to be provided by Sun to the Company. While these actions and proceedings are not believed to be material, individually or in the aggregate, the ultimate outcome of these matters cannot be predicted. The resolution of any such legal proceedings, either individually or in the aggregate, could have a material adverse effect on Sun’s business, financial position or results of operations, which, in turn, could have a material adverse effect on the Company's business, financial position or results of operations if Sun or its subsidiaries are unable to meet their indemnification obligations.
Legal Matters
From time to time, the Company is party to legal proceedings that arise in the ordinary course of its business. Management is not aware of any legal proceedings where the likelihood of a loss contingency is reasonably possible and the amount or range of reasonably possible losses is material to the Company's results of operations, financial condition or cash flows.

COMMITMENTS AND CONTINGENCIES

Concentration of Credit Risk
Concentrations of credit risks arise when a number of operators, tenants or obligors related to the Company’s investments are engaged in similar business activities, or activities in the same geographic region, or have similar economic features that would cause their ability to meet contractual obligations, including those to the Company, to be similarly affected by changes in economic conditions. The Company regularly monitors its portfolio to assess potential concentrations of risks.
Sun
As of December 31, 2011, 86 of the Company’s 97 real estate properties were leased to subsidiaries of Sun. During the year ended December 31, 2011, 84% of the Company’s total revenues were derived from these leases. As of December 31, 2010, all of the Company's real estate properties were leased to Sun, and all of the Company's rental revenues were derived from these leases. Sun is a publicly traded company and is subject to the informational filing requirements of the Securities Exchange Act of 1934, as amended, and is required to file periodic reports on Form 10-K and Form 10-Q with the SEC. As of December 31, 2011, Sun, through its subsidiaries, operated 199 inpatient centers spread across 25 states. Sun’s net revenues and adjusted normalized earnings before interest, depreciation, amortization and rent were $1.9 billion and $243.4 million, respectively, for the year ended December 31, 2011 and $1.9 billion and $249.8 million, respectively, for the year ended December 31, 2010. As of December 31, 2011 and 2010, Sun’s outstanding debt, net of cash, totaled $31.9 million and $74.8 million, respectively. As of December 31, 2011 and 2010, Sun had approximately $117.9 million and $141.2 million, respectively, in liquidity, consisting of unrestricted cash and cash equivalents of $57.9 million and $81.2 million, respectively, and available borrowings under Sun's revolving credit facility of $60.0 million as of both dates.
Cadia Portfolio
On August 1, 2011, the Company closed the purchase of four skilled nursing facilities—Broadmeadow Healthcare, Capitol Healthcare, Pike Creek Healthcare and Renaissance Healthcare (the “Cadia Portfolio”). The four skilled nursing facilities are located in Delaware, range in age from 2 to 15 years and have a combined total of 500 beds. In connection with the acquisition, the Company, through an indirect wholly owned subsidiary, entered into a new 15-year triple-net master lease agreement with the sellers (collectively, the “Cadia Tenants”). None of the Cadia Tenants are affiliated with the Company or any of its subsidiaries. As of December 31, 2011, the Company's investment in the Cadia Portfolio totaled 13% of the Company's assets, and during the year ended December 31, 2011, 5% of the Company's total revenues were derived from the Cadia Portfolio lease. The Company expects to derive 11% of its annualized total revenues as of December 31, 2011 from the Cadia Portfolio lease.  The Company believes that the financial condition and results of operations of the Cadia Tenants are more relevant to the Company’s investors than the financial statements of the Cadia Portfolio and enable investors to evaluate the credit-worthiness of the Cadia Tenants in their capacity as the tenants under the Cadia Portfolio lease. As a result, the Company has presented below unaudited summary financial information of the Cadia Tenants as of and for the years ended December 31, 2011 and 2010. The summary financial information presented below has been provided by the Cadia Tenants and has not been independently verified by the Company. The Company has no reason to believe that such information is inaccurate in any material respect.

	Year Ended December 31, 2010 (unaudited) (in thousands)
	Broadmeadow Investment LLC	Capitol Nursing & Rehabilitation Center, L.L.C	Pike Creek Healthcare Services LLC	Peninsula Healthcare Services, LLC	Combined Tenants
Statements of Operations:
Revenues	$13,146	$12,760	$18,356	$14,415	$58,677
Operating expenses	10,801	11,335	16,018	11,906	50,060
Net income	1,570	977	786	1,351	4,684

	Year Ended December 31, 2011 (unaudited) (in thousands)
	Broadmeadow Investment LLC	Capitol Nursing & Rehabilitation Center, L.L.C	Pike Creek Healthcare Services LLC	Peninsula Healthcare Services, LLC	Combined Tenants
Statements of Operations:
Revenues	$13,921	$13,028	$19,654	$14,708	$61,311
Operating expenses	12,117	11,777	16,813	12,822	53,529
Net income	1,237	938	2,549	1,129	5,853

	As of December 30, 2010 (unaudited) (in thousands)
	Broadmeadow Investment LLC	Capitol Nursing & Rehabilitation Center, L.L.C	Pike Creek Healthcare Services LLC	Peninsula Healthcare Services, LLC	Combined Tenants
Balance Sheets:
Cash and cash equivalents	$1,577	$1,529	$1,653	$1,321	$6,080
Total current assets	2,731	2,240	3,466	2,786	11,223
Total current liabilities	1,122	893	2,166	1,724	5,905
Total debt	9,999	6,064	13,887	13,010	42,960

	As of December 31, 2011 (unaudited) (in thousands)
	Broadmeadow Investment LLC	Capitol Nursing & Rehabilitation Center, L.L.C	Pike Creek Healthcare Services LLC	Peninsula Healthcare Services, LLC	Combined Tenants
Balance Sheets:
Cash and cash equivalents	$1,486	$3,862	$1,653	$1,502	$8,503
Total current assets	2,221	4,184	3,272	2,686	12,363
Total current liabilities	588	1,968	833	1,611	5,000
Total debt	—	—	—	—	—

Texas Regional Medical Center
On May 3, 2011, the Company closed the purchase of Texas Regional Medical Center at Sunnyvale, a 70-bed acute care hospital located in Sunnyvale, Texas (“Texas Regional Medical Center”). Texas Regional Medical Center is leased pursuant to a long-term, triple-net lease to Texas Regional Medical Center, Ltd. (the “TRMC Tenant”), a partnership that includes approximately 75 physicians who practice at the hospital. Neither Texas Regional Medical Center nor the TRMC Tenant is affiliated with the Company or any of its subsidiaries. As of December 31, 2011, the Company's investment in Texas Regional Medical Center totaled 8% of the Company's assets, and during the year ended December 31, 2011, 5% of the Company's total revenues were derived from the Texas Regional Medical Center lease. The Company expects to derive 7% of its annualized total revenues as of December 31, 2011 from the Texas Regional Medical Center lease. The Company believes that the financial condition and results of operations of the TRMC Tenant are more relevant to the Company’s investors than the financial statements of Texas Regional Medical Center and enable investors to evaluate the credit-worthiness of the TRMC Tenant. As a result, the Company has presented below unaudited summary financial information of the TRMC Tenant as of and for the years ended December 31, 2011 and 2010. The summary financial information presented below has been provided by the TRMC Tenant and has not been independently verified by the Company. The Company has no reason to believe that such information is inaccurate in any material respect.

	Year Ended December 31, 2011	Year Ended December 31, 2010
	(in thousands)
Statements of Operations:
Revenues	$74,202	$72,101
Operating expenses	58,999	58,851
Net income	1,402	377

	As of	As of
	December 31, 2011	December 31, 2010
	(in thousands)
Balance Sheets:
Cash and cash equivalents	$642	$833
Total current assets	19,083	15,604
Total current liabilities	18,080	18,348
Total debt (includes capital lease obligations of $52,393 and $54,166 as of December 31, 2011 and 2010, respectively)	69,541	70,669

Other than the Company’s significant tenant concentrations, management believes the Company's current portfolio is reasonably diversified across healthcare related real estate and geographical location and does not contain any other significant concentration of credit risks. The Company’s portfolio of 97 real estate properties is diversified by location across 23 states. The properties in any one state did not account for more than 16% and 19%, respectively, of the Company’s total revenue during the year ended December 31, 2011 and from the Separation Date through December 31, 2010.
Environmental
As an owner of real estate, the Company is subject to various environmental laws of federal, state and local governments. The Company is not aware of any environmental liability that could have a material adverse effect on its financial condition or results of operations. However, changes in applicable environmental laws and regulations, the uses and conditions of properties in the vicinity of the Company’s properties, the activities of its tenants and other environmental conditions of which the Company is unaware with respect to the properties could result in future environmental liabilities. Compliance with existing environmental laws is not expected to have a material adverse effect on the Company’s financial condition and results of operations as of December 31, 2011.
Indemnification Agreement
In connection with the Separation and REIT Conversion Merger, any liability arising from or relating to legal proceedings involving the Company’s real estate investments has been assumed by the Company and the Company will indemnify Sun (and its subsidiaries, directors, officers, employees and agents and certain other related parties) against any losses arising from or relating to such legal proceedings. In addition, pursuant to a distribution agreement entered into among Old Sun, the Company and Sun in connection with the Separation and REIT Conversion Merger, Sun has agreed to indemnify the Company (and the Company's subsidiaries, directors, officers, employees and agents and certain other related parties) for any liability arising from or relating to legal proceedings involving Old Sun’s healthcare business prior to the Separation, and, pursuant to the lease agreements between the Company and subsidiaries of Sun, the tenants agree to indemnify the Company for any liability arising from operations at the real property leased from the Company.
Immediately prior to the Separation, Old Sun was a party to various legal actions and administrative proceedings, including various claims arising in the ordinary course of its healthcare business, which are subject to the indemnities to be provided by Sun to the Company. While these actions and proceedings are not believed to be material, individually or in the aggregate, the ultimate outcome of these matters cannot be predicted. The resolution of any such legal proceedings, either individually or in the aggregate, could have a material adverse effect on Sun’s business, financial position or results of operations, which, in turn, could have a material adverse effect on the Company's business, financial position or results of operations if Sun or its subsidiaries are unable to meet their indemnification obligations.
Legal Matters
From time to time, the Company is party to legal proceedings that arise in the ordinary course of its business. Management is not aware of any legal proceedings where the likelihood of a loss contingency is reasonably possible and the amount or range of reasonably possible losses is material to the Company's results of operations, financial condition or cash flows.

SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2011
Subsequent Events [Abstract]
Subsequent Events
SUBSEQUENT EVENTS

The Company evaluates subsequent events up until the date the consolidated financial statements are issued.
Dividend Declaration
On February 29, 2012, the Company’s board of directors declared a quarterly cash dividend of $0.33 per share of common stock. The dividend will be paid on March 30, 2012 to stockholders of record as of March 15, 2012.

SCHEDULE III	12 Months Ended
Dec. 31, 2011
Real Estate and Accumulated Depreciation Disclosure [Abstract]
Schedule III
SCHEDULE III
REAL ESTATE ASSETS AND ACCUMULATED DEPRECIATION
December 31, 2011
(dollars in thousands)

				Initial Cost to Company			Cost Capitalized Subsequent to Acquisition	Gross Amount at which Carried at Close of Period						Life on Which Depreciation in Latest Income Statement is Computed
Description	Location	Ownership Percentage	Encum- brances	Land	Building and Improve- ments(1)	Total		Land	Building and Improve- ments(1)(7)	Total	Accumulated Depreciation and Amortization	Original Date of Construction/ Renovation	Date Acquired
Skilled Nursing Facilities
New Martinsville	New Martinsville, WV	100%	$ (3)	$475	$10,543	$11,018	—	$475	$10,539	$11,014	$(2,772)	1982	11/15/10	39
Glenville	Glenville, WV	100%	—	484	2,839	3,323	—	484	2,834	3,318	(398)	1982	11/15/10	40
Renaissance Terrace	Harriman, TN	100%	—	76	4,459	4,535	—	76	4,430	4,506	(1,457)	1985/1989, 2008	11/15/10	38
Greenwood	Warwick, RI	100%	—	2,066	10,178	12,244	—	2,066	10,128	12,194	(2,255)	1964	11/15/10	24
Pawtuxet Village	Warwick, RI	100%	—	1,275	6,602	7,877	—	1,275	6,520	7,795	(1,554)	1968	11/15/10	24
Woodland View	Tulsa, OK	100%	4,456	1,012	5,632	6,644	—	1,012	5,574	6,586	(1,585)	1987	11/15/10	30
Forest Hills (SNF)	Broken Arrow, OK	100%	(5)	1,653	11,259	12,912	—	1,653	11,246	12,899	(2,249)	1994	11/15/10	40
Seminole Estates	Seminole, OK	100%	—	655	3,527	4,182	—	655	3,387	4,042	(397)	1987	11/15/10	32
Bryan Care	Bryan, OH	100%	—	1,278	6,477	7,755	—	1,278	6,422	7,700	(1,270)	1976	11/15/10	30
Sylvania	Sylvania, OH	100%	(6)	942	5,627	6,569	—	942	5,572	6,514	(1,340)	1967/1974, 1986, 1995, 2008, 2009	11/15/10	24
Point Place	Toledo, OH	100%	—	1,089	5,364	6,453	—	1,089	5,325	6,414	(854)	1995	11/15/10	36
Perrysburg	Perrysburg, OH	100%	—	987	5,358	6,345	—	987	5,309	6,296	(1,048)	1984	11/15/10	32
Forest View	Dayton, OH	100%	—	819	4,214	5,033	—	819	4,184	5,003	(977)	1968	11/15/10	24
New Lebanon	New Lebanon, OH	100%	—	784	4,243	5,027	—	784	4,172	4,956	(958)	1979	11/15/10	28
New Lexington	New Lexington, OH	100%	—	63	3,487	3,550	—	63	3,468	3,531	(1,568)	1981	11/15/10	20
Twin Rivers	Defiance, OH	100%	—	280	3,004	3,284	—	280	2,967	3,247	(618)	1980	11/15/10	30
San Juan	Farmington, NM	100%	(2)	799	4,163	4,962	—	799	4,140	4,939	(802)	1963/1993	11/15/10	24
McKinley Care	Gallup, NM	100%	(2)	409	1,865	2,274	—	409	1,865	2,274	(330)	1968	11/15/10	24
Bedford Hills	Bedford, NH	100%	6,833	1,911	12,245	14,156	—	1,911	12,208	14,119	(2,240)	1992/2010	11/15/10	36
Exeter on Hampton	Exeter, NH	100%	(4)	2,365	2,350	4,715	—	2,365	2,262	4,627	(940)	1976	11/15/10	40
Pheasant Wood	Petersborough, NH	100%	—	625	3,986	4,611	—	625	3,685	4,310	(822)	1975	11/15/10	28
Westwood	Keene, NH	100%	—	699	3,823	4,522	—	699	3,529	4,228	(811)	1965/2010	11/15/10	24
Colonial Hill	Rochester, NH	100%	(4)	412	3,960	4,372	—	412	3,837	4,249	(913)	1986	11/15/10	44
Crestwood Care	Milford, NH	100%	—	557	3,441	3,998	—	557	3,217	3,774	(723)	1972	11/15/10	28
Applewood	Winchester, NH	100%	—	348	3,075	3,423	—	348	2,848	3,196	(568)	1987	11/15/10	32
The Elms Care	Milford, NH	100%	—	312	1,679	1,991	—	312	1,568	1,880	(440)	1890/1890	11/15/10	20
Woodland Hill	Asheboro, NC	100%	(6)	1,706	8,053	9,759	—	1,706	8,042	9,748	(1,236)	1987	11/15/10	32
Missouri River	Great Falls, MT	100%	(2)	2,023	16,967	18,990	—	2,023	16,877	18,900	(3,492)	1960/1990, 2010	11/15/10	30
Butte Care	Butte, MT	100%	(2)	1,092	12,654	13,746	—	1,092	12,630	13,722	(2,322)	1974	11/15/10	35
Whitefish Care	Whitefish, MT	100%	(2)	651	6,339	6,990	—	651	6,321	6,972	(1,233)	1973	11/15/10	35
Deer Lodge	Deer Lodge, MT	100%	(2)	190	3,032	3,222	—	190	3,024	3,214	(719)	1973	11/15/10	30

				Initial Cost to Company			Cost Capitalized Subsequent to Acquisition	Gross Amount at which Carried at Close of Period						Life on Which Depreciation in Latest Income Statement is Computed
Description	Location	Ownership Percentage	Encum- brances	Land	Building and Improve- ments(1)	Total		Land	Building and Improve- ments(1)(6)	Total	Accumulated Depreciation and Amortization	Original Date of Construction/ Renovation	Date Acquired
Twin Oaks	Danvers, MA	100%	—	885	5,100	5,985	—	885	5,071	5,956	(1,298)	1969	11/15/10	24
Maplewood	Amesbury, MA	100%	—	771	4,550	5,321	—	771	4,481	5,252	(1,211)	1968/1969	11/15/10	24
Saugus	Saugus, MA	100%	—	285	1,643	1,928	—	285	1,612	1,897	(672)	1967	11/15/10	24
Kensington Manor	Elizabethtown, KY	100%	—	1,864	7,523	9,387	—	1,864	7,519	9,383	(1,158)	2001/2010	11/15/10	37
Regency Care	Louisville, KY	100%	—	1,169	5,989	7,158	—	1,169	5,989	7,158	(1,493)	1960	11/15/10	25
Paducah Care	Paducah, KY	100%	—	1,636	4,133	5,769	—	1,636	4,133	5,769	(916)	1974/1974, 2008	11/15/10	28
Countryside Care	Bardwell, KY	100%	—	239	4,790	5,029	—	239	4,790	5,029	(850)	1993/2010	11/15/10	35
Bradford Square	South Frankfort, KY	100%	—	774	3,848	4,622	—	774	3,840	4,614	(971)	1960/1990	11/15/10	25
Hillside Villa	Madisonville, KY	100%	—	277	4,272	4,549	—	277	4,272	4,549	(1,074)	1962/1978, 1997	11/15/10	25
Klondike Care	Louisville, KY	100%	—	764	3,576	4,340	—	764	3,575	4,339	(844)	1974/1980, 1994, 1995, 2008	11/15/10	28
Colonial Manor	Bowling Green, KY	100%	—	792	3,050	3,842	—	792	3,047	3,839	(728)	1963	11/15/10	25
Hopkins Care	Woodburn, KY	100%	—	592	2,277	2,869	—	592	2,276	2,868	(578)	1960	11/15/10	25
Bridge Point	Florence, KY	100%	(6)	—	2,278	2,278	—	—	2,274	2,274	(763)	1969/2008, 2009, 2010	11/15/10	20
Magnolia Village	Bowling Green, KY	100%	—	14	629	643	—	14	629	643	(306)	1991	11/15/10	29
Decatur Township	Indianapolis, IN	100%	—	673	3,730	4,403	—	673	3,706	4,379	(727)	1985	11/15/10	32
Gooding/Bennett Hills	Gooding, ID	100%	—	—	1,731	1,731	—	—	1,731	1,731	(392)	1968/2009	11/15/10	40
Fountain City	Columbus, GA	100%	(3)	253	2,797	3,050	—	253	2,786	3,039	(1,044)	1970	11/15/10	40
Etowah Landing	Rome, GA	100%	—	43	842	885	—	43	842	885	(270)	1973/1977, 1987	11/15/10	40
Oakhurst	Ocala, FL	100%	(6)	1,474	8,212	9,686	—	1,474	8,107	9,581	(1,597)	1984/2010	11/15/10	32
Orchard Ridge	New Port Richey, FL	100%	(6)	536	5,685	6,221	—	536	5,590	6,126	(1,096)	1983/1995	11/15/10	32
Bay Tree	Palm Harbor, FL	100%	—	786	4,870	5,656	—	786	4,795	5,581	(1,098)	1981	11/15/10	32
West Bay	Oldsmar, FL	100%	(6)	775	4,660	5,435	—	775	4,526	5,301	(1,004)	1982/2010	11/15/10	32
Sunset Point	Clearwater, FL	100%	(6)	706	4,370	5,076	—	706	4,306	5,012	(989)	1983	11/15/10	32
Arden House	Hamden, CT	100%	20,413	2,250	23,816	26,066	—	2,250	23,396	25,646	(3,994)	1973/2008, 2010	11/15/10	28
Pope John Paul	Danbury, CT	100%	(6)	—	13,702	13,702	—	—	13,702	13,702	(2,617)	1983/2009	11/15/10	32
St. Camillus	Stamford, CT	100%	—	—	12,528	12,528	—	—	12,523	12,523	(2,552)	1987/2008	11/15/10	32
Madison House	Madison, CT	100%	—	4,337	8,164	12,501	—	4,337	8,028	12,365	(1,182)	1994/2009, 2010	11/15/10	36
Willows (CT)	Woodbridge, CT	100%	—	1,838	9,961	11,799	—	1,838	9,510	11,348	(1,606)	1989/2011	11/15/10	32
The Reservoir	West Hartford, CT	100%	7,753	1,204	9,457	10,661	—	1,204	9,270	10,474	(1,375)	1995/2009, 2011	11/15/10	36
Glen Hill	Danbury, CT	100%	(6)	918	7,017	7,935	—	918	6,844	7,762	(1,452)	1963/2009	11/15/10	24

				Initial Cost to Company			Cost Capitalized Subsequent to Acquisition	Gross Amount at which Carried at Close of Period						Life on Which Depreciation in Latest Income Statement is Computed
Description	Location	Ownership Percentage	Encum- brances	Land	Building and Improve- ments(1)	Total		Land	Building and Improve- ments(1)(7)	Total	Accumulated Depreciation and Amortization	Original Date of Construction/ Renovation	Date Acquired
Governor's House	Simsbury, CT	100%	—	—	5,750	5,750	—	—	5,514	5,514	(1,409)	1895/2008, 2010	11/15/10	20
Elms Haven	Thornton, CO	100%	(3)	3,717	18,473	22,190	—	3,717	18,400	22,117	(3,372)	1987/1989, 1997, 2007, 2008	11/15/10	40
Sable	Aurora, CO	100%	(3)	1,272	5,591	6,863	—	1,272	5,531	6,803	(1,128)	1973	11/15/10	35
Carmichael	Carmichael, CA	100%	(6)	—	1,741	1,741	—	—	1,724	1,724	(592)	1960/1976, 2010	11/15/10	40
Willows (CA)	Willows, CA	100%	—	137	1,426	1,563	—	137	1,411	1,548	(398)	1969/2010	11/15/10	40
Washington Care	San Leandro, CA	100%	(2)	—	1,331	1,331	—	—	1,330	1,330	(265)	1969/2010	11/15/10	40
Oak Brook Health Care	Whitehouse, TX	100%	—	1,433	9,643	11,076	—	1,433	9,643	11,076	(171)	1998	06/30/11	40
Broadmeadow Healthcare	Middletown, DE	100%	—	1,650	21,730	23,380	—	1,650	21,730	23,380	(236)	2005	08/01/11	40
Capitol Healthcare	Dover, DE	100%	—	4,940	15,500	20,440	—	4,940	15,500	20,440	(176)	1997	08/01/11	40
Pike Creek Healthcare	Wilmington, DE	100%	—	2,460	25,240	27,700	—	2,460	25,240	27,700	(277)	2009	08/01/11	40
Renaissance Healthcare	Millsboro, DE	100%	—	1,640	22,620	24,260	—	1,640	22,620	24,260	(253)	2008	08/01/11	40
Honey Hill Care Center	Norwalk, CT	100%	—	1,722	6,125	7,847	—	1,722	6,125	7,847	(65)	1993	09/30/11	40
Manokin Manor Nursing & Rehabilitation Center	Princess Anne, MD	100%	—	1,953	7,811	9,764	—	1,953	7,811	9,764	(80)	1987	09/30/11	40
Wesley Woods Alzheimer's Care Center	Abilene, TX	100%	—	883	7,642	8,525	—	883	7,642	8,525	(40)	2004	11/01/11	40
Windcrest Alzheimer's Care Center	Waco, TX	100%	—	800	4,589	5,389	—	800	4,589	5,389	(25)	1994/1999	11/01/11	40

			39,455	76,499	510,857	587,356	—	76,499	506,110	582,609	(83,235)
Multi-license Designation
Forest Hills (ALF)	Broken Arrow, OK	100%	(5)	1,803	3,927	5,730	—	1,803	3,905	5,708	(943)	2000	11/15/10	30
Langdon Place of Dover	Dover, NH	100%	4,970	801	10,036	10,837	—	801	9,653	10,454	(1,854)	1987	11/15/10	42
Clipper Harbor	Portsmouth, NH	100%	(4)	846	7,632	8,478	—	846	7,570	8,416	(1,967)	1986	11/15/10	43
Mineral Springs	North Conway, NH	100%	(4)	417	5,352	5,769	—	417	5,175	5,592	(1,112)	1988	11/15/10	43
Wolfeboro	Wolfeboro, NH	100%	(4)	454	4,531	4,985	—	454	4,399	4,853	(859)	1984/1986, 1987, 2009	11/15/10	41
Langdon Place of Keene	Keene, NH	100%	5,307	304	3,992	4,296	—	304	3,902	4,206	(1,084)	1995	11/15/10	46
Edmondson Care	Brownsville, KY	100%	—	446	5,087	5,533	—	446	5,085	5,531	(1,052)	1994/2009	11/15/10	35
Heartland Villa	Lewisport, KY	100%	—	532	4,025	4,557	—	532	4,024	4,556	(773)	1994/2009	11/15/10	35
Meridian Care	Meridian, ID	100%	(6)	840	8,342	9,182	—	840	8,324	9,164	(2,277)	1997	11/15/10	39
St. Joseph's	Trumbull, CT	100%	(6)	—	21,878	21,878	—	—	21,870	21,870	(4,929)	1959	11/15/10	24

			10,277	6,443	74,802	81,245	—	6,443	73,907	80,350	(16,850)
Assisted Living Facilities
Monroe House	Moses Lake, WA	100%	—	—	182	182	—	—	174	174	(107)	1997	11/15/10	15
Langdon Place of Exeter	Exeter, NH	100%	3,998	571	7,183	7,754	—	571	7,038	7,609	(1,655)	1987	11/15/10	43

				Initial Cost to Company			Cost Capitalized Subsequent to Acquisition	Gross Amount at which Carried at Close of Period						Life on Which Depreciation in Latest Income Statement is Computed
Description	Location	Ownership Percentage	Encum- brances	Land	Building and Improve- ments(1)	Total		Land	Building and Improve- ments(1)(6)	Total	Accumulated Depreciation and Amortization	Original Date of Construction/ Renovation	Date Acquired
Langdon Place of Nashua	Nashua, NH	100%	(4)	—	5,654	5,654	—	—	5,389	5,389	(965)	1989	11/15/10	40
Heritage Place	Owensboro, KY	100%	—	668	5,492	6,160	—	668	5,491	6,159	(914)	2001	11/15/10	38
The Legacy	Paducah, KY	100%	—	325	4,019	4,344	—	325	4,018	4,343	(891)	1999	11/15/10	35
Creekside Senior Living	Green Bay, WI	100%	—	257	2,292	2,549	—	257	2,292	2,549	(8)	2004	11/22/11	40

			3,998	1,821	24,822	26,643	—	1,821	24,402	26,223	(4,540)
Mental Health
Lake Drive	Henryetta, OK	100%	—	160	549	709	—	160	544	704	(316)	1968	11/15/10	10
Boise	Boise, ID	100%	—	—	289	289	—	—	267	267	(113)	1991	11/15/10	40

			—	160	838	998	—	160	811	971	(429)
Independent Living Facility
Glen Crest	Danbury, CT	100%	—	1,356	6,666	8,022	—	1,356	6,652	8,008	(1,104)	1986	11/15/10	32
Continuing Care Retirement Community
Village at Northrise	Las Cruces, NM	100%	(6)	1,432	6,003	7,435	—	1,432	5,821	7,253	(1,552)	1998/1999, 2010	11/15/10	29

			53,730	87,711	623,988	711,699	—	87,711	617,703	705,414	(107,710)
Acute Care Hospital
Texas Regional Medical Center	Sunnyvale, TX	100%	—	4,020	57,620	61,640	—	4,020	57,620	61,640	(1,154)	2009	05/03/11	40

Multi-property Indebtedness			104,168	—	—	—	—	—	—	—	—

			157,898	91,731	681,608	773,339	—	91,731	675,323	767,054	(108,864)

Corporate Assets			—	—	136	136	103	—	239	239	(52)

			$157,898	$91,731	$681,744	$773,475	$103	$91,731	$675,562	$767,293	$(108,916)

(1)	Building and building improvements include land improvements and furniture and equipment.

(2)	Property serves as collateral for a mortgage loan totaling $39.2 million as of December 31, 2011.

(3)	Property serves as collateral for a mortgage loan totaling $19.9 million as of December 31, 2011.

(4)	Property serves as collateral for a mortgage loan totaling $31.5 million as of December 31, 2011.

(5)	Property serves as collateral for a mortgage loan totaling $13.6 million as of December 31, 2011.

(6)	Property serves as collateral for the $100.0 million secured revolving credit facility. There were no amounts outstanding as of December 31, 2011.

(7)	The aggregate cost of real estate for federal income tax purposes was $762.0 million.

SABRA HEALTH CARE REIT, INC.
SCHEDULE III
REAL ESTATE ASSETS AND ACCUMULATED DEPRECIATION
(dollars in thousands)

	Year Ended December 31, 2011	Period from November 15, 2010 to December 31, 2010
Real estate:
Balance at the beginning of the period	$570,998	$570,904
Acquisitions	202,570	—
Improvements	9	94
Write-off of fully depreciated assets	(6,284)	—

Balance at the end of the year	$767,293	$570,998

Accumulated depreciation:
Balance at the beginning of the period	$(88,701)	$(85,567)
Depreciation expense	(26,499)	(3,134)
Write-off of fully depreciated assets	6,284	—

Balance at the end of the year	$(108,916)	$(88,701)

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Accounting Policies [Abstract]
Use of Estimates
Use of Estimates
The preparation of the condensed consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the condensed consolidated financial statements and accompanying notes. Actual results could materially differ from those estimates.

Use of Estimates
The preparation of the consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Actual results could materially differ from those estimates.

Revenue Recognition
Revenue Recognition
The Company recognizes rental revenue from tenants, including rental abatements, lease incentives and contractual fixed increases attributable to operating leases, on a straight-line basis over the term of the related leases when collectibility is reasonably assured. If the lease provides for tenant improvements, the Company determines whether the tenant improvements, for accounting purposes, are owned by the tenant or by the Company. When the Company is the owner of the tenant improvements, the tenant is not considered to have taken physical possession or have control of the physical use of the leased asset until the tenant improvements are substantially completed. When the tenant is the owner of the tenant improvements, any tenant improvement allowance that is funded is treated as a lease incentive and amortized as a reduction of revenue over the lease term.

Real Estate Investments
Real Estate Investments
Depreciation and Amortization
Real estate costs related to the acquisition and improvement of properties are capitalized and amortized over the expected useful life of the asset on a straight-line basis. Repair and maintenance costs are charged to expense as incurred and significant replacements and betterments are capitalized. Repair and maintenance costs include all costs that do not extend the useful life of the real estate asset. The Company considers the period of future benefit of an asset to determine its appropriate useful life. Depreciation of real estate assets and amortization of lease intangibles are included in depreciation and amortization in the accompanying consolidated statements of operations. The Company anticipates the estimated useful lives of its assets by class to be generally as follows: land improvements, 3 to 40 years; buildings and building improvements, 3 to 40 years; and furniture and equipment, 1 to 20 years.
Impairment of Real Estate Investments
The Company continually monitors events and changes in circumstances that could indicate that the carrying amounts of its real estate investments may not be recoverable or realized. When indicators of potential impairment suggest that the carrying value of real estate investments may not be recoverable, the Company assesses the recoverability by estimating whether the Company will recover the carrying value of its real estate investments through its undiscounted future cash flows and the eventual disposition of the investment. If, based on this analysis, the Company does not believe that it will be able to recover the carrying value of its real estate investments, the Company would record an impairment loss to the extent that the carrying value exceeds the estimated fair value of its real estate investments.

Real Estate Acquisition Valuation
Real Estate Acquisition Valuation
The Company accounts for the acquisition of income-producing real estate or real estate that will be used for the production of income as a business combination. All assets acquired and liabilities assumed in a business combination are measured at their acquisition-date fair values. Acquisition pursuit costs are expensed as incurred and restructuring costs that do not meet the definition of a liability at the acquisition date are expensed in periods subsequent to the acquisition date. During the three and six months ended June 30, 2012, the Company expensed $0.4 million and $0.9 million, respectively, of acquisition pursuit costs, which is included in general and administrative expense on the accompanying condensed consolidated statements of income.
Estimates of the fair values of the tangible assets, identifiable intangibles and assumed liabilities require the Company to make significant assumptions to estimate market lease rates, property-operating expenses, carrying costs during lease-up periods, discount rates, market absorption periods, and the number of years the property will be held for investment. The use of inappropriate assumptions would result in an incorrect valuation of the Company’s acquired tangible assets, identifiable intangibles and assumed liabilities, which would impact the amount of the Company’s net income.

Real Estate Acquisition Valuation
The Company accounts for the acquisition of income-producing real estate or real estate that will be used for the production of income as a business combination. All assets acquired and liabilities assumed in a business combination are measured at their acquisition-date fair values. The acquisition value of land, building and improvements are included in real estate investments, net on the accompanying consolidated balance sheets. The acquisition value of tenant relationship and origination and absorption intangible assets are included in prepaid expenses, deferred financing costs and other assets in the accompanying consolidated balance sheets. Acquisition pursuit costs are expensed as incurred and restructuring costs that do not meet the definition of a liability at the acquisition date are expensed in periods subsequent to the acquisition date. During the year ended December 31, 2011, the Company completed eleven business combinations and expensed $3.2 million of acquisition pursuit costs, which is included in general and administrative expense on the accompanying consolidated statements of income.
Estimates of the fair values of the tangible assets, identifiable intangibles and assumed liabilities require the Company to make significant assumptions to estimate market lease rates, property operating expenses, carrying costs during lease-up periods, discount rates, market absorption periods, and the number of years the property will be held for investment. The use of inappropriate assumptions would result in an incorrect valuation of the Company’s acquired tangible assets, identifiable intangibles and assumed liabilities, which would impact the amount of the Company’s net income.

Investment in Hillside Terrace Mortgage Note
Investment in Hillside Terrace Mortgage Note
Generally, interest contractually due under a loan is recognized on an accrual basis and any acquisition premiums or discounts are amortized over the term of the loan as an adjustment to interest income. However, when concerns exist as to the ultimate collection of principal or interest due under a loan, the loan is placed on nonaccrual status and the Company will not recognize interest income until the cash is received, or the loan returns to accrual status. If we determine the collection of interest according to the contractual terms of the loan is probable, the Company will resume the accrual of interest and amortization of acquisitions premiums or discounts as an adjustment to interest income.

Cash and Cash Equivalents
Cash and Cash Equivalents
The Company considers all short-term (with an original maturity of three months or less), highly-liquid investments utilized as part of the Company's cash-management activities to be cash equivalents. Cash equivalents may include cash and short-term investments. Short-term investments are stated at cost, which approximates fair value.
The Company's cash and cash equivalents balance exceeds federally insurable limits as of December 31, 2011. To date, the Company has experienced no loss or lack of access to cash in its operating accounts. The Company has a corporate banking relationship with Bank of America, N.A. in which it deposits all funds.

Restricted Cash
Restricted Cash
Restricted cash primarily consists of amounts held by mortgage lenders to provide for future real estate tax expenditures, tenant improvements and capital expenditures. Pursuant to the terms of the Company's leases with Sun, the Company has assigned its interests in certain of these restricted cash accounts to Sun and this amount is included in accounts payable and accrued liabilities on the Company's consolidated balance sheet.

Share-Based Compensation
Stock-Based Compensation
Stock-based compensation expense for stock-based awards granted to Sabra's employees and its non-employee directors are recognized in the statements of income based on their estimated grant date fair value. Compensation expense for awards with graded vesting schedules is generally recognized ratably over the period from the grant date to the date when the award is no longer contingent on the employee providing additional services.

Deferred Financing Costs
Deferred Financing Costs
Deferred financing costs representing fees paid to third parties to obtain financing are amortized over the terms of the respective financing agreements using the interest method. Unamortized deferred financing costs are expensed when the associated debt is refinanced or repaid before maturity. Costs incurred in seeking financings that do not close are expensed in the period in which it is determined that the financing will not close.

Income Taxes
Income Taxes
The Company is organized as a REIT and will elect to be treated as a REIT for U.S. federal income tax purposes upon the filing of its U.S. federal income tax return for the taxable year beginning January 1, 2011. To qualify as a REIT, the Company must meet certain organizational and operational requirements, including a requirement to distribute at least 90% of the Company's annual REIT taxable income to stockholders (which is computed without regard to the dividends-paid deduction or net capital gains and which does not necessarily equal net income as calculated in accordance with GAAP). As a REIT, the Company generally will not be subject to federal income tax on income that it distributes as dividends to its stockholders. If the Company fails to qualify as a REIT in any taxable year, it will be subject to federal income tax on its taxable income at regular corporate income tax rates and generally will not be permitted to qualify for treatment as a REIT for federal income tax purposes for the four taxable years following the year during which qualification is lost, unless the Internal Revenue Service grants the Company relief under certain statutory provisions. Such an event could materially and adversely affect the Company's net income and net cash available for distribution to stockholders. However, the Company believes that it is organized and operates in such a manner as to qualify for treatment as a REIT.
For income tax purposes, the Company is the surviving taxpayer of the Separation. Accordingly, tax positions taken by Old Sun prior to the Separation will remain the Company's obligations after the Separation. However, under an agreement with Sun relating to tax allocation matters (the “Tax Allocation Agreement”), Sun is responsible for and will indemnify the Company against, among other things, federal, state and local taxes related to periods prior to the Separation to the extent the deferred tax assets allocated to the Company as part of the Separation are not sufficient and/or cannot be utilized to satisfy these taxes. After the 2010 tax year, the Company and Sun have agreed, to the extent allowable by applicable law, to allocate all net operating loss attributes generated in prior years to Sun. In addition, Sun will generally have the right to control the conduct and disposition of any tax audits or other proceedings with regard to such periods, and will be entitled to any refund or credit for such periods.
The Company evaluates its tax positions using a two step approach: step one (recognition) occurs when a company concludes that a tax position, based solely on its technical merits, is more likely than not to be sustained upon examination and step two (measurement) is only addressed if step one has been satisfied (i.e., the position is more likely than not to be sustained). Under step two, the tax benefit is measured as the largest amount of benefit (determined on a cumulative probability basis) that is more likely than not to be realized upon ultimate settlement. The Company will recognize tax penalties relating to unrecognized tax benefits as additional tax expense.

Fair Value Measurements
Fair Value Measurements
Under GAAP, the Company is required to measure certain financial instruments at fair value on a recurring basis. In addition, the Company is required to measure other financial instruments and balances at fair value on a non-recurring basis (e.g., carrying value of impaired real estate loans receivable and long-lived assets). Fair value is defined as the price that would be received upon the sale of an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The GAAP fair value framework uses a three-tiered approach. Fair value measurements are classified and disclosed in one of the following three categories:

•	Level 1: unadjusted quoted prices in active markets that are accessible at the measurement date for identical assets or liabilities;

•
Level 2: quoted prices for similar instruments in active markets, quoted prices for identical or similar instruments in markets that are not active, and model-derived valuations in which significant inputs and significant value drivers are observable in active markets; and

•	Level 3: prices or valuation techniques where little or no market data is available that requires inputs that are both significant to the fair value measurement and unobservable.

When available, the Company utilizes quoted market prices from an independent third-party source to determine fair value and classifies such items in Level 1 or Level 2. In instances where the market for a financial instrument is not active, regardless of the availability of a nonbinding quoted market price, observable inputs might not be relevant and could require the Company to make a significant adjustment to derive a fair value measurement. Additionally, in an inactive market, a market price quoted from an independent third party may rely more on models with inputs based on information available only to that independent third party. When the Company determines the market for a financial instrument owned by the Company to be illiquid or when market transactions for similar instruments do not appear orderly, the Company uses several valuation sources (including internal valuations, discounted cash flow analysis and quoted market prices) and establishes a fair value by assigning weights to the various valuation sources. Additionally, when determining the fair value of liabilities in circumstances in which a quoted price in an active market for an identical liability is not available, the Company measures fair value using (i) a valuation technique that uses the quoted price of the identical liability when traded as an asset or quoted prices for similar liabilities or similar liabilities when traded as assets or (ii) another valuation technique that is consistent with the principles of fair value measurement, such as the income approach or the market approach.
Changes in assumptions or estimation methodologies can have a material effect on these estimated fair values. In this regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in many cases, may not be realized in an immediate settlement of the instrument.
The Company considers the following factors to be indicators of an inactive market: (i) there are few recent transactions, (ii) price quotations are not based on current information, (iii) price quotations vary substantially either over time or among market makers (for example, some brokered markets), (iv) indexes that previously were highly correlated with the fair values of the asset or liability are demonstrably uncorrelated with recent indications of fair value for that asset or liability, (v) there is a significant increase in implied liquidity risk premiums, yields, or performance indicators (such as delinquency rates or loss severities) for observed transactions or quoted prices when compared with the Company's estimate of expected cash flows, considering all available market data about credit and other nonperformance risk for the asset or liability, (vi) there is a wide bid-ask spread or significant increase in the bid-ask spread, (vii) there is a significant decline or absence of a market for new issuances (that is, a primary market) for the asset or liability or similar assets or liabilities, and (viii) little information is released publicly (for example, a principal-to-principal market).
The Company considers the following factors to be indicators of non-orderly transactions: (i) there was not adequate exposure to the market for a period before the measurement date to allow for marketing activities that are usual and customary for transactions involving such assets or liabilities under current market conditions, (ii) there was a usual and customary marketing period, but the seller marketed the asset or liability to a single market participant, (iii) the seller is in or near bankruptcy or receivership (that is, distressed), or the seller was required to sell to meet regulatory or legal requirements (that is, forced), and (iv) the transaction price is an outlier when compared with other recent transactions for the same or similar assets or liabilities.

Per Share Data
Per Share Data
Basic earnings per common share is computed by dividing net income applicable to common shares by the weighted average number of shares of common stock and common equivalents outstanding during the period. Diluted earnings per common share is calculated by including the effect of dilutive securities.

Industry Segments		Industry Segments The Company has one reportable segment consisting of investments in healthcare-related real estate properties.
Recently Issued Accounting Standards Updates
Recently Issued Accounting Standards Updates
On May 12, 2011, the FASB issued Accounting Standards Update No. 2011-04, Fair Value Measurement (Topic 820):  Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs (“ASU No. 2011-04”). ASU No. 2011-04 updated accounting guidance does not require additional fair value measurements, but rather requires additional disclosures while providing further explanation for measuring fair value and converging with international accounting standards. The amendments are effective for public entities for interim and annual periods beginning after December 15, 2011, and will be applied prospectively.  The adoption of ASU No. 2011-04 is not expected to have a significant impact on the Company’s financial statements.

Interest Income
Interest Income
Interest income on the Company’s loans receivable is recognized on an accrual basis over the life of the investment using the interest method. Direct loan origination costs are amortized over the term of the loan as an adjustment to interest income. When concerns exist as to the ultimate collection of principal or interest due under a loan, the loan is placed on nonaccrual status and the Company will not recognize interest income until the cash is received, or the loan returns to accrual status. If the Company determines the collection of interest according to the contractual terms of the loan is probable, the Company will resume the accrual of interest.

THE SEPERATION AND REIT CONVERSION MERGER (Tables)	12 Months Ended
Dec. 31, 2011
THE SEPARATION AND REIT CONVERSION MERGER [Abstract]
The Seperation and REIT Conversion Merger
The following table summarizes the balance sheet of the Company immediately following the Separation and REIT Conversion Merger on November 15, 2010, the Separation Date (in thousands, except share and per share amounts):

Assets:
Real estate investments, net of accumulated depreciation of $85,567	$485,337
Cash and cash equivalents	67,134
Restricted cash	5,527
Deferred tax assets	26,542
Prepaid expenses, deferred financing costs and other assets	11,383

Total assets	$595,923

Liabilities:
Mortgage notes payable	$151,678
Senior unsecured notes payable	225,000
Accounts payable and accrued liabilities	15,754
Tax liability	26,300

Total liabilities	$418,732

Stockholders' equity:
Preferred stock, $.01 par value; 10,000,000 shares authorized, zero shares issued and outstanding as of November 15, 2010	—
Common stock, $.01 par value; 125,000,000 shares authorized, 25,061,072 shares issued and outstanding as of November 15, 2010	251
Additional paid-in capital	176,940

Total stockholders' equity	177,191

Total liabilities and stockholders' equity	$595,923

ACQUISITIONS OF REAL ESTATE (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Business Combinations [Abstract]
Schedule of Purchase Price Allocation
During the six months ended June 30, 2012, the Company acquired six skilled nursing facilities for a total purchase price of $55.6 million. The purchase price was allocated as follows (in thousands):

		Intangibles
Land	Building and Improvements	Tenant Origination and Absorption Costs	Tenant Relationship	Total Purchase Price
$9,194	$45,115	$1,061	$180	$55,550

During the year ended December 31, 2011, the Company acquired the following properties (in thousands):

							Intangibles
Property	Type	City	State	Acquisition Date	Land	Building and Improvements	Tenant Origination and Absorption Costs	Tenant Relationship	Total Purchase Price
Texas Regional Medical Center at Sunnyvale	Acute Care Hospital	Sunnyvale	TX	May 3, 2011	$4,020	$57,620	$970	$90	$62,700
Oak Brook Health Care Center	Skilled Nursing Facility	Whitehouse	TX	June 30, 2011	1,433	9,643	183	41	11,300
Broadmeadow Healthcare	Skilled Nursing Facility	Middletown	DE	August 1, 2011	1,650	21,730	350	70	23,800
Capitol Healthcare	Skilled Nursing Facility	Dover	DE	August 1, 2011	4,940	15,500	300	60	20,800
Pike Creek Healthcare	Skilled Nursing Facility	Wilmington	DE	August 1, 2011	2,460	25,240	410	90	28,200
Renaissance Healthcare	Skilled Nursing Facility	Millsboro	DE	August 1, 2011	1,640	22,620	360	80	24,700
Honey Hill Care Center	Skilled Nursing Facility	Norwalk	CT	September 30, 2011	1,722	6,125	122	31	8,000
Manokin Manor Nursing & Rehabilitation Center	Skilled Nursing Facility	Princess Anne	MD	September 30, 2011	1,953	7,811	195	41	10,000	(1)
Wesley Woods Alzheimer's Care Center	Skilled Nursing Facility	Abilene	TX	November 1, 2011	883	7,642	144	31	8,700	(1)
Windcrest Alzheimer's Care Center	Skilled Nursing Facility	Waco	TX	November 1, 2011	800	4,589	91	20	5,500
Creekside Senior Living	Assisted Living Facility	Green Bay	WI	November 22, 2011	257	2,292	41	10	2,600
					$21,758	$180,812	$3,166	$564	$206,300
(1) Includes $1.8 of deferred purchase price included in accounts payable and accrued liabilities in the accompanying consolidated balance sheets.

REAL ESTATE INVESTMENTS (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Real Estate Investments, Net [Abstract]
Schedule of Real Estate Properties
The Company’s investments in real estate consisted of the following (dollars in thousands):
As of June 30, 2012

Property Type	Number of Properties	Number of Beds/Units	Total Real Estate at Cost	Accumulated Depreciation	Total Real Estate Investments, Net
Skilled Nursing/Post-Acute	93	10,549	$712,458	$(112,476)	$599,982
Senior Housing	9	773	47,892	(9,021)	38,871
Acute Care Hospital	1	70	61,640	(2,077)	59,563
	103	11,392	821,990	(123,574)	698,416
Corporate Level			239	(77)	162
			$822,229	$(123,651)	$698,578
As of December 31, 2011

Property Type	Number of Properties	Number of Beds/Units	Total Real Estate at Cost	Accumulated Depreciation	Total Real Estate Investments, Net
Skilled Nursing/Post-Acute	87	10,034	$658,222	$(99,570)	$558,652
Senior Housing	9	773	47,192	(8,140)	39,052
Acute Care Hospital	1	70	61,640	(1,154)	60,486
	97	10,877	767,054	(108,864)	658,190
Corporate Level			239	(52)	187
			$767,293	$(108,916)	$658,377

	June 30, 2012	December 31, 2011
Building and improvements	$670,605	$626,877
Furniture and equipment	46,043	44,045
Land improvements	4,640	4,640
Land	100,941	91,731
	822,229	767,293
Accumulated depreciation	(123,651)	(108,916)
	$698,578	$658,377

The Company’s investments in real estate consisted of the following (dollars in thousands):
As of December 31, 2011

Property Type	Number of Properties	Number of Beds/Units	Total Real Estate at Cost	Accumulated Depreciation	Total Real Estate Investments, Net
Skilled Nursing	76	8,646	$582,609	$(83,235)	$499,374
Multi-License Designation	10	1,389	80,350	(16,850)	63,500
Assisted Living	6	426	26,223	(4,540)	21,683
Mental Health	2	82	971	(429)	542
Independent Living	1	49	8,008	(1,104)	6,904
Continuing Care Retirement Community	1	215	7,253	(1,552)	5,701
Acute Care Hospital	1	70	61,640	(1,154)	60,486
	97	10,877	767,054	(108,864)	658,190
Corporate Level			239	(52)	187
			$767,293	$(108,916)	$658,377
As of December 31, 2010

Property Type	Number of Properties	Number of Beds/Units	Total Real Estate at Cost	Accumulated Depreciation	Total Real Estate Investments, Net
Skilled Nursing	67	7,501	$448,974	$(67,457)	$381,517
Multi-License Designation	10	1,389	81,245	(14,597)	66,648
Assisted Living	5	367	24,094	(4,053)	20,041
Mental Health	2	82	998	(370)	628
Independent Living	1	49	8,022	(875)	7,147
Continuing Care Retirement Community	1	215	7,435	(1,349)	6,086
	86	9,603	570,768	(88,701)	482,067
Corporate Level			230	—	230
			$570,998	$(88,701)	$482,297

	December 31, 2011	December 31, 2010
Building and improvements	$626,877	$460,097
Furniture and equipment	44,045	36,225
Land improvements	4,640	4,703
Land	91,731	69,973
	767,293	570,998
Accumulated depreciation	(108,916)	(88,701)
	$658,377	$482,297

Schedule of Future Minimum Rental Payments Receivable for Operating Leases
As of June 30, 2012, the future minimum rental income from the Company’s properties under non-cancelable operating leases is as follows (in thousands):

July 1, 2012 through December 31, 2012	$50,633
2,013	101,267
2,014	101,267
2,015	101,267
2,016	101,267
Thereafter	711,325
$1,167,026

As of December 31, 2011, the future minimum rental income from the Company’s properties under non-cancelable operating leases is as follows (in thousands):

2012	$94,632
2013	94,632
2014	94,632
2015	94,632
2016	94,632
Thereafter	643,085

$1,116,245

TENANT ORIGINATION AND ABSORPTION COSTS AND TENANT RELATIONSHIP (Tables)	12 Months Ended
Dec. 31, 2011
TENANT ORIGINATION AND ABSORPTION COSTS AND TENANT RELATIONSHIP [Abstract]
Schedule of Finite-Lived Intangible Assets
As of December 31, 2011, the Company’s tenant origination and absorption costs and tenant relationship assets are as follows (in thousands):

	Tenant Origination and Absorption Costs	Tenant Relationship
Cost	$3,166	$564
Accumulated amortization	(75)	(7)

Net amount	$3,091	$557

Schedule of Amortization Expense of Finite-Lived Intangible Assets
Increases (decreases) in net income as a result of amortization of the Company’s tenant origination and absorption costs and tenant relationship assets for the year ended December 31, 2011 are as follows (in thousands):

	Year Ended December 31, 2011
	Tenant Origination and Absorption Costs	Tenant Relationship

Amortization	$(75)	$(7)

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense
The remaining unamortized balance for these outstanding intangible assets and liabilities as of December 31, 2011 will be amortized for the years ending December 31 as follows:

	Tenant Origination and Absorption Costs	Tenant Relationship

2012	$187	$20
2013	187	20
2014	187	20
2015	187	20
2016	187	20
Thereafter	2,156	457

	$3,091	$557

Weighted-Average Remaining Amortization Period	18.0 years	29.2 years

DEBT (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Debt Disclosure [Abstract]
Schedule of Mortgage Indebtness
DEBT
Mortgage Indebtedness. The Company’s mortgage notes payable consist of the following (dollars in thousands):

Interest Rate Type	Principal Outstanding as of June 30, 2012 (2)	Principal Outstanding as of December 31, 2011 (2)	Weighted Average Interest Rate at June 30, 2012	Maturity Date
Fixed Rate	$98,818	$98,739	5.56%	August 2015 - June 2047
Variable Rate(1)	58,562	59,159	5.00%	August 2015
	$157,380	$157,898

(1)	Contractual interest rates under variable rate mortgages are equal to the 90-day LIBOR plus 4.0% (subject to a 1.0% LIBOR floor).

(2)	Outstanding principal balance for mortgage indebtedness does not include mortgage premium of $0.5 million as of June 30, 2012 and December 31, 2011.

Mortgage Indebtedness. The Company’s mortgage notes payable consist of the following (dollars in thousands):

Interest Rate Type	Principal Outstanding as of December 31, 2011 (2)	Principal Outstanding as of December 31, 2010 (2)	Weighted Average Interest Rate at December 31, 2011	Maturity Date
Fixed Rate	$98,739	$100,610	6.29%	August 2015 - June 2047
Variable Rate(1)	59,159	60,315	5.50%	August 2015
	$157,898	$160,925

(1)	Contractual interest rates under variable rate mortgages are equal to the 90-day LIBOR plus 4.5% (subject to a 1.0% floor).

(2)	Outstanding principal balance for mortgage indebtedness does not include mortgage premium of $0.5 million as of December 31, 2011 and 2010.

Schedule of Maturities of Debt
The following is a schedule of maturities for the Company’s outstanding debt as of June 30, 2012 (in thousands):

	Mortgage Indebtedness (1)	Senior Notes	Amended Secured Revolving Credit Facility	Total
July 1, 2012 through December 31, 2012	$1,701	$—	$—	$1,701
2013	3,690	—	—	3,690
2014	3,902	—	—	3,902
2015	86,291	—	42,500	128,791
2016	1,920	—	—	1,920
Thereafter	59,876	225,000	—	284,876
	$157,380	$225,000	$42,500	$424,880

(1)	Outstanding principal balance for mortgage indebtedness does not include mortgage premium of $0.5 million as of June 30, 2012.

The following is a schedule of maturities for the Company’s outstanding debt as of December 31, 2011 (in thousands):

	Mortgage Indebtedness (1)	Senior Notes	Secured Revolving Credit Facility	Total
2012	$3,204	$—	$—	$3,204
2013	3,428	—	—	3,428
2014	3,649	—	—	3,649
2015	86,048	—	—	86,048
2016	1,689	—	—	1,689
Thereafter	59,880	225,000	—	284,880
	$157,898	$225,000	$—	$382,898

(1)	Outstanding principal balance for mortgage indebtedness does not include mortgage premium of $0.5 million as of December 31, 2011.

FAIR VALUE DISCLOSURES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Fair Value, by Balance Sheet Grouping
The following are the carrying amounts and fair values of the Company’s financial instruments as of June 30, 2012 and December 31, 2011 whose carrying amounts do not approximate their fair value:

	June 30, 2012			December 31, 2011
	Face Value (1)	Carrying Amount (2)	Fair Value	Face Value (1)	Carrying Amount (2)	Fair Value
Financial assets:
Loans receivable	$21,000	$21,193	$21,000	$—	$—	$—
Financial liabilities:
Senior Notes	225,000	225,000	241,875	225,000	225,000	227,813
Mortgage indebtedness	157,380	157,872	173,548	157,898	158,398	172,829
Amended Secured Revolving Credit Facility	42,500	42,500	42,500	—	—	—

(1) Face value represents amounts contractually due under the terms of the respective agreements.
(2) Carrying amount represents the book value of financial instruments and includes unamortized premiums (discounts).

The following are the carrying amounts and fair values of the Company’s financial instruments as of December 31, 2011 and December 31, 2010 whose carrying amounts do not approximate their fair value:

	December 31, 2011			December 31, 2010
	Face Value (1)	Carrying Amount (2)	Fair Value	Face Value (1)	Carrying Amount (2)	Fair Value
Financial liabilities:
Senior Notes	225,000	225,000	227,813	225,000	225,000	232,313
Mortgage indebtedness	157,898	158,398	172,829	160,925	161,440	175,772

(1) Face value represents amounts contractually due under the terms of the respective agreements.
(2) Carrying amounts represent the book value of financial instruments and include unamortized premiums (discounts).

Fair Value Measurements
At December 31, 2011, the Company recorded the following transactions measured at fair value on a nonrecurring basis (in thousands):

		Fair Value Measurements Using
		Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
	Total	(Level 1)	(Level 2)	(Level 3)
Nonrecurring Basis:
Investments in real estate (1)	$206,300	$—	$—	$206,300
(1) Amount reflects acquisition date fair value of real estate acquired in 2011.

Recurring
Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Fair Value Measurements
The Company determined the fair value of financial instruments as of June 30, 2012 whose carrying amounts do not approximate their fair value with valuation methods utilizing the following types of inputs (in thousands):

		Fair Value Measurements Using
		Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
	Total	(Level 1)	(Level 2)	(Level 3)
Financial assets:
Loans receivable	$21,000	$—	$—	$21,000
Financial liabilities:
Senior Notes	241,875	—	241,875	—
Mortgage indebtedness	173,548	—	—	173,548
Amended Secured Revolving Credit Facility	42,500	—	—	42,500

EQUITY (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Equity [Abstract]
Schedule of Common Stock Issued During Period	The following is a summary of the Company’s other common stock issuances during the year ended December 31, 2011:

Exercise of stock options	45,657
Vesting of common stock units	54,983

Schedule of Dividends Paid
The following table lists the cash dividends on common stock declared and paid by the Company during the six months ended June 30, 2012:

Declaration Date	Record Date	Amount Per Share	Dividend Payable Date
February 29, 2012	March 15, 2012	$0.33	March 30, 2012
April 24, 2012	May 15, 2012	$0.33	May 31, 2012

The following table lists the cash dividends on common stock paid and declared by the Company during the year ended December 31, 2011:

Declaration Date	Record Date	Amount Per Share	Dividend Payable Date
May 3, 2011	May 16, 2011	$0.32	June 2, 2011
August 2, 2011	August 15, 2011	$0.32	September 2, 2011
November 2, 2011	November 15, 2011	$0.32	December 2, 2011

Schedule of Characterization of Cash Dividends	Following is the characterization of the Company's cash dividends on common stock per share during the year ended December 31, 2011:

Ordinary dividends	$0.7833
Return of capital	0.1767
0.9600

STOCK-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2011
STOCK-BASED COMPENSATION [Abstract]
Schedule of Share-based Payment Award, Restricted Stock Units, Valuation Assumptions
The following are the key assumptions used in this valuation:

	2011	2010
Risk Free Interest Rate:	1.18%	0.72%
Expected Stock Price Volatility:	49.2%	50.4%
Expected Service Period:	2.7 years	3.0 years
Expected Dividend Yield (assuming full reinvestment):	—%	—%

Summary of Option Activity
A summary of the option activity is presented in the following table (dollars in thousands, except per share amounts):

	Range of Per Share Exercise Price	Shares Under Options	Weighted Average Exercise Price Per Share	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value
Outstanding as of December 31, 2010	$11.99 - 21.83	450,067	$17.65	3.91	$3,888
Granted	—	—	—
Exercised	11.99	(45,657)	11.99
Forfeited	—	—	—

Outstanding as of December 31, 2011	$12.34 - 21.83	404,410	$18.29	3.30	$3,530

Exercisable as of December 31, 2011	$12.34 - 21.83	268,695	$18.33	2.71	$2,403

Schedule of Share-based Compensation, Restricted Stock Units Award Activity
The following table summarizes additional information concerning restricted stock units at December 31, 2011 (dollars in thousands, except per share amounts):

Restricted Stock Units	Unvested Units as of December 31, 2010	Granted	Vested	Unvested Units as of December 31, 2011	Aggregate Intrinsic Value of Unvested Units	Weighted Average Remaining Vesting Period as of December 31, 2011 (Months)
Time-Based Units	97,643	928	—	98,571	$1,700	46.5
FFO Units	97,639	927	—	98,566	1,700	36.0
TSR Units	97,642	927	—	98,569	1,635	36.0
Carry-Over Units	74,717	—	(31,144)	43,573	771	19.3
Make-Whole Units	86,878	—	(21,719)	65,159	1,124	34.5
Initial Board Award	8,752	—	(4,368)	4,384	80	11.4
Annual Board Award	5,104	9,612	(9,904)	4,812	80	5.4
	468,375	12,394	(67,135)	413,634	$7,090	35.9

Weighted Average Grant Date Fair Value Per Unit	$17.32	$16.74	$18.36	$17.14

INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2011
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (Benefit)
During the period from the Separation Date through December 31, 2010, the Company recognized $0.2 million of income tax expense as follows (in thousands):

Current	$—
Deferred	242

Total income tax expense	$242

Schedule of Effective Income Tax Rate Reconciliation
Income tax expense for the period from the Separation Date through December 31, 2010 is reconciled to the amount computed by applying the corporate tax rate as follows (in thousands):

Tax at statutory rate on income before income taxes	$100
Other	142

Income tax expense	$242

Schedule of Unrecognized Tax Benefits Roll Forward
The following is a reconciliation of the Company's beginning and ending unrecognized tax benefits (in thousands):

Balance at the Separation Date	$26,300
Additions (reductions) based on prior years' tax positions	—
Additions (reductions) based on 2010 tax positions	—

Balance at December 31, 2010	$26,300
Additions (reductions) based on prior years' tax positions	(760)
Additions (reductions) based on 2011 tax positions	—

Balance at December 31, 2011	25,540

EARNINGS PER COMMON SHARE (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted
The following table illustrates the computation of basic and diluted earnings per share for the three and six months ended June 30, 2012 and 2011 (in thousands, except share and per share amounts):

	Three Months Ended June 30,		Six Months Ended June 30,
	2012	2011	2012	2011
Numerator
Net income	$5,923	$2,087	$10,328	$3,335

Denominator
Basic weighted average common shares	37,147,942	25,154,284	37,092,683	25,140,781
Dilutive stock options and restricted stock units	43,745	71,895	26,322	69,794

Diluted weighted average common shares	37,191,687	25,226,179	37,119,005	25,210,575

Basic earnings per common share	$0.16	$0.08	$0.28	$0.13

Diluted earnings per common share	$0.16	$0.08	$0.28	$0.13

The following table illustrates the computation of basic and diluted earnings per share for the year ended December 31, 2011 and for the period from the Separation Date through December 31, 2010 (in thousands, except share and per share amounts):

	Year Ended December 31, 2011	Period from November 15, 2010 to December 31, 2010
Numerator
Net income	$12,842	$7

Denominator
Basic weighted average common shares	30,109,417	25,110,936
Dilutive stock options and restricted stock units	61,808	76,052

Diluted weighted average common shares	30,171,225	25,186,988

Basic earnings per common share	$0.43	$—

Diluted earnings per common share	$0.43	$—

SUMMARIZED CONDENSED CONSOLIDATING INFORMATION (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
SUMMARIZED CONDENSED CONSOLIDATING INFORMATION [Abstract]
Schedule of Condensed Balance Sheet

CONDENSED CONSOLIDATING BALANCE SHEET
June 30, 2012
(in thousands, except share and per share amounts)
(unaudited)

	Parent Company	Issuers	Combined Guarantor Subsidiaries	Combined Non- Guarantor Subsidiaries	Elimination	Consolidated
Assets
Real estate investments, net of accumulated depreciation	$162	$—	$518,588	$179,828	$—	$698,578
Loans receivable, net	—	—	21,193	—	—	21,193
Cash and cash equivalents	1,583	—	—	1,527	—	3,110
Restricted cash	—	—	—	7,076	—	7,076
Deferred tax assets	25,540	—	—	—	—	25,540
Prepaid expenses, deferred financing costs and other assets	941	4,706	13,698	3,676	—	23,021
Intercompany	72,861	135,875	—	30,054	(238,790)	—
Investment in subsidiaries	247,171	334,637	24,894	—	(606,702)	—
Total assets	$348,258	$475,218	$578,373	$222,161	$(845,492)	$778,518
Liabilities and stockholders’ equity
Mortgage notes payable	$—	$—	$—	$157,872	$—	$157,872
Secured revolving credit facility	—	—	42,500	—	—	42,500
Senior unsecured notes payable	—	225,000	—	—	—	225,000
Accounts payable and accrued liabilities	6,293	3,047	1,158	683	—	11,181
Tax liability	25,540	—	—	—	—	25,540
Intercompany	—	—	238,790	—	(238,790)	—
Total liabilities	31,833	228,047	282,448	158,555	(238,790)	462,093
Stockholders’ equity:
Preferred stock, $.01 par value; 10,000,000 shares authorized, zero shares issued and outstanding as of June 30, 2012	—	—	—	—	—	—
Common stock, $.01 par value; 125,000,000 shares authorized, 37,051,242 shares issued and outstanding as of June 30, 2012	371	—	—	—	—	371
Additional paid-in capital	349,272	205,389	233,433	52,549	(491,371)	349,272
Cumulative distributions in excess of net income	(33,218)	41,782	62,492	11,057	(115,331)	(33,218)
Total stockholders’ equity	316,425	247,171	295,925	63,606	(606,702)	316,425
Total liabilities and stockholders’ equity	$348,258	$475,218	$578,373	$222,161	$(845,492)	$778,518

CONDENSED CONSOLIDATING BALANCE SHEET
December 31, 2011
(in thousands, except share and per share amounts)

	Parent Company	Issuers	Combined Guarantor Subsidiaries	Combined Non- Guarantor Subsidiaries	Elimination	Consolidated
Assets
Real estate investments, net of accumulated depreciation	$187	$—	$474,256	$183,934	$—	$658,377
Cash and cash equivalents	41,736	—	—	514	—	42,250
Restricted cash	—	—	—	6,093	—	6,093
Deferred tax assets	25,540	—	—	—	—	25,540
Prepaid expenses, deferred financing costs and other assets	874	5,079	8,544	2,893	—	17,390
Intercompany	—	145,018	—	25,237	(170,255)	—
Investment in subsidiaries	313,181	391,131	23,611	—	(727,923)	—
Total assets	$381,518	$541,228	$506,411	$218,671	$(898,178)	$749,650
Liabilities and stockholders’ equity
Mortgage notes payable	$—	$—	$—	$158,398	$—	$158,398
Senior unsecured notes payable	—	225,000	—	—	—	225,000
Accounts payable and accrued liabilities	6,296	3,047	4,107	689	—	14,139
Tax liability	25,540	—	—	—	—	25,540
Intercompany	23,109	—	147,146	—	(170,255)	—
Total liabilities	54,945	228,047	151,253	159,087	(170,255)	423,077
Stockholders’ equity:
Preferred stock, $.01 par value; 10,000,000 shares authorized, zero shares issued and outstanding as of December 31, 2011	—	—	—	—	—	—
Common stock, $.01 par value; 125,000,000 shares authorized, 36,891,712 shares issued and outstanding as of December 31, 2011	369	—	—	—	—	369
Additional paid-in capital	344,995	288,665	316,011	52,110	(656,786)	344,995
Cumulative distributions in excess of net income	(18,791)	24,516	39,147	7,474	(71,137)	(18,791)
Total stockholders’ equity	326,573	313,181	355,158	59,584	(727,923)	326,573
Total liabilities and stockholders’ equity	$381,518	$541,228	$506,411	$218,671	$(898,178)	$749,650

Condensed consolidating financial statements for the Company and its subsidiaries, including the Parent Company only, the Issuers, the combined Guarantor subsidiaries and the combined non-Guarantor subsidiaries, are as follows:

CONDENSED CONSOLIDATING BALANCE SHEET
December 31, 2011
(in thousands, except share and per share amounts)

	Parent Company	Issuers	Combined Guarantor Subsidiaries	Combined Non- Guarantor Subsidiaries	Elimination	Consolidated
Assets
Real estate investments, net of accumulated depreciation	$187	$—	$474,256	$183,934	$—	$658,377
Cash and cash equivalents	41,736	—	—	514	—	42,250
Restricted cash	—	—	—	6,093	—	6,093
Deferred tax assets	25,540	—	—	—	—	25,540
Prepaid expenses, deferred financing costs and other assets	874	5,079	8,544	2,893	—	17,390
Intercompany	—	145,018	—	25,237	(170,255)	—
Investment in subsidiaries	313,181	391,131	23,611	—	(727,923)	—
Total assets	$381,518	$541,228	$506,411	$218,671	$(898,178)	$749,650
Liabilities and stockholders’ equity
Mortgage notes payable	$—	$—	$—	$158,398	$—	$158,398
Senior unsecured notes payable	—	225,000	—	—	—	225,000
Accounts payable and accrued liabilities	6,296	3,047	4,107	689	—	14,139
Tax liability	25,540	—	—	—	—	25,540
Intercompany	23,109	—	147,146	—	(170,255)	—
Total liabilities	54,945	228,047	151,253	159,087	(170,255)	423,077
Stockholders’ equity:
Preferred stock, $.01 par value; 10,000,000 shares authorized, zero shares issued and outstanding as of December 31, 2011	—	—	—	—	—	—
Common stock, $.01 par value; 125,000,000 shares authorized, 36,891,712 shares issued and outstanding as of December 31, 2011	369	—	—	—	—	369
Additional paid-in capital	344,995	288,665	316,011	52,110	(656,786)	344,995
Cumulative distributions in excess of net income	(18,791)	24,516	39,147	7,474	(71,137)	(18,791)
Total stockholders’ equity	326,573	313,181	355,158	59,584	(727,923)	326,573
Total liabilities and stockholders’ equity	$381,518	$541,228	$506,411	$218,671	$(898,178)	$749,650

CONDENSED CONSOLIDATING BALANCE SHEET
December 31, 2010
(in thousands, except share and per share amounts)

	Parent Company	Issuers	Combined Guarantor Subsidiaries	Combined Non- Guarantor Subsidiaries	Elimination	Consolidated
Assets
Real estate investments, net of accumulated depreciation	$230	$—	$289,748	$192,319	$—	$482,297
Cash and cash equivalents	70,841	—	—	3,392	—	74,233
Restricted cash	—	—	—	4,716	—	4,716
Deferred tax assets	26,300	—	—	—	—	26,300
Prepaid expenses, deferred financing costs and other assets	662	5,471	2,261	3,619	—	12,013
Intercompany	—	—	5,635	6,953	(12,588)	—
Investment in subsidiaries	124,061	347,030	22,903	—	(493,994)	—
Total assets	$222,094	$352,501	$320,547	$210,999	$(506,582)	$599,559
Liabilities and stockholders’ equity
Mortgage notes payable	$—	$—	$—	$161,440	$—	$161,440
Senior unsecured notes payable	—	225,000	—	—	—	225,000
Accounts payable and accrued liabilities	5,673	3,440	81	92	—	9,286
Tax liability	26,300	—	—	—	—	26,300
Intercompany	12,588	—	—	—	(12,588)	—
Total liabilities	44,561	228,440	81	161,532	(12,588)	422,026
Stockholders’ equity:
Preferred stock, $.01 par value; 10,000,000 shares authorized, zero shares issued and outstanding as of December 31, 2010	—	—	—	—	—	—
Common stock, $.01 par value; 125,000,000 shares authorized, 25,061,072 shares issued and outstanding as of December 31, 2010	251	—	—	—	—	251
Additional paid-in capital	177,275	122,281	316,786	48,670	(487,737)	177,275
Cumulative distributions in excess of net income	7	1,780	3,680	797	(6,257)	7
Total stockholders’ equity	177,533	124,061	320,466	49,467	(493,994)	177,533
Total liabilities and stockholders’ equity	$222,094	$352,501	$320,547	$210,999	$(506,582)	$599,559

Schedule of Condensed Income Statement
CONDENSED CONSOLIDATING STATEMENT OF INCOME
For the Three Months Ended June 30, 2012
(in thousands, except share and per share amounts)
(unaudited)

	Parent Company	Issuers	Combined Guarantor Subsidiaries	Combined Non- Guarantor Subsidiaries	Elimination	Consolidated
Revenues:
Rental income	$—	$—	$18,372	$6,448	$—	$24,820
Interest income	1	—	296	—	—	297
Total revenues	1	—	18,668	6,448	—	25,117
Expenses:
Depreciation and amortization	12	—	5,492	2,053	—	7,557
Interest	—	4,757	715	2,676	—	8,148
General and administrative	3,083	1	376	29	—	3,489
(Income) loss in subsidiary	(9,017)	(13,775)	55	—	22,737	—
Total expenses	(5,922)	(9,017)	6,638	4,758	22,737	19,194
Net income	$5,923	$9,017	$12,030	$1,690	$(22,737)	$5,923
Net income per common share, basic						$0.16
Net income per common share, diluted						$0.16
Weighted-average number of common shares outstanding, basic						37,147,942
Weighted-average number of common shares outstanding, diluted						37,191,687
CONDENSED CONSOLIDATING STATEMENT OF INCOME
For the Three Months Ended June 30, 2011
(in thousands, except share and per share amounts)
(unaudited)

	Parent Company	Issuers	Combined Guarantor Subsidiaries	Combined Non- Guarantor Subsidiaries	Elimination	Consolidated
Revenues:
Rental income	$—	$—	$12,337	$6,291	$—	$18,628
Interest income	13	—	162	2	—	177
Total revenues	13	—	12,499	6,293	—	18,805
Expenses:
Depreciation and amortization	12	—	4,173	2,105	—	6,290
Interest	—	4,653	324	2,528	—	7,505
General and administrative	2,686	—	208	29	—	2,923
Income in subsidiary	(4,772)	(9,425)	(105)	—	14,302	—
Total expenses	(2,074)	(4,772)	4,600	4,662	14,302	16,718
Net income	$2,087	$4,772	$7,899	$1,631	$(14,302)	$2,087
Net income per common share, basic						$0.08
Net income per common share, diluted						$0.08
Weighted-average number of common shares outstanding, basic						25,154,284
Weighted-average number of common shares outstanding, diluted						25,226,179
CONDENSED CONSOLIDATING STATEMENT OF INCOME
For the Six Months Ended June 30, 2012
(in thousands, except share and per share amounts)
(unaudited)

	Parent Company	Issuers	Combined Guarantor Subsidiaries	Combined Non- Guarantor Subsidiaries	Elimination	Consolidated
Revenues:
Rental income	$—	$—	$35,586	$12,897	$—	$48,483
Interest income	7	—	354	—	—	361
Total revenues	7	—	35,940	12,897	—	48,844
Expenses:
Depreciation and amortization	24	—	10,724	4,112	—	14,860
Interest	—	9,514	1,178	5,154	—	15,846
General and administrative	6,920	2	839	49	—	7,810
Income in subsidiary	(17,265)	(26,781)	(147)	—	44,193	—
Total expenses	(10,321)	(17,265)	12,594	9,315	44,193	38,516
Net income	$10,328	$17,265	$23,346	$3,582	$(44,193)	$10,328
Net income per common share, basic						$0.28
Net income per common share, diluted						$0.28
Weighted-average number of common shares outstanding, basic						37,092,683
Weighted-average number of common shares outstanding, diluted						37,119,005
CONDENSED CONSOLIDATING STATEMENT OF INCOME
For the Six Months Ended June 30, 2011
(in thousands, except share and per share amounts)
(unaudited)

	Parent Company	Issuers	Combined Guarantor Subsidiaries	Combined Non- Guarantor Subsidiaries	Elimination	Consolidated
Revenues:
Rental income	$—	$—	$23,608	$12,582	$—	$36,190
Interest income	41	—	175	1	—	217
Total revenues	41	—	23,783	12,583	—	36,407
Expenses:
Depreciation and amortization	29	—	8,111	4,237	—	12,377
Interest	—	9,403	646	5,054	—	15,103
General and administrative	5,315	—	211	66	—	5,592
Income in subsidiary	(8,638)	(18,041)	(199)	—	26,878	—
Total expenses	(3,294)	(8,638)	8,769	9,357	26,878	33,072
Net income	$3,335	$8,638	$15,014	$3,226	$(26,878)	$3,335
Net income per common share, basic						$0.13
Net income per common share, diluted						$0.13
Weighted-average number of common shares outstanding, basic						25,140,781
Weighted-average number of common shares outstanding, diluted						25,210,575

CONDENSED CONSOLIDATING STATEMENT OF INCOME
For the Year December 31, 2011
(in thousands, except share and per share amounts)

	Parent Company	Issuers	Combined Guarantor Subsidiaries	Combined Non- Guarantor Subsidiaries	Elimination	Consolidated
Revenues:
Rental income	$—	$—	$55,447	$25,231	$—	$80,678
Interest income	64	—	3,479	4	—	3,547
Total revenues	64	—	58,926	25,235	—	84,225
Expenses:
Depreciation and amortization	53	—	18,144	8,394	—	26,591
Interest	—	18,913	1,333	10,073	—	30,319
General and administrative	9,905	1	4,476	91	—	14,473
Income in subsidiary	(22,736)	(41,650)	(493)	—	64,879	—
Total expenses	(12,778)	(22,736)	23,460	18,558	64,879	71,383
Net income	$12,842	$22,736	$35,466	$6,677	$(64,879)	$12,842
Net income per common share, basic						$0.43
Net income per common share, diluted						$0.43
Weighted-average number of common shares outstanding, basic						30,109,417
Weighted-average number of common shares outstanding, diluted						30,171,225
CONDENSED CONSOLIDATING STATEMENT OF INCOME
For the Period from November 15, 2010 to December 31, 2010
(in thousands, except share and per share amounts)

	Parent Company	Issuers	Combined Guarantor Subsidiaries	Combined Non- Guarantor Subsidiaries	Elimination	Consolidated
Revenues:
Rental income	$—	$—	$5,635	$3,146	$—	$8,781
Interest income	12	—	—	2	—	14
Total revenues	12	—	5,635	3,148	—	8,795
Expenses:
Depreciation and amortization	—	—	2,031	1,103	—	3,134
Interest	—	2,470	151	1,238	—	3,859
General and administrative	1,543	—	—	10	—	1,553
Income in subsidiary	(1,780)	(4,250)	(227)	—	6,257	—
Total expenses	(237)	(1,780)	1,955	2,351	6,257	8,546

Income before income taxes	249	1,780	3,680	797	(6,257)	249
Income tax expense	242	—	—	—	—	242
Net income	$7	$1,780	$3,680	$797	$(6,257)	$7
Net income per common share, basic						$—
Net income per common share, diluted						$—
Weighted-average number of common shares outstanding, basic						25,110,936
Weighted-average number of common shares outstanding, diluted						25,186,988

Schedule of Condensed Cash Flow Statement
CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS
For the Six Months Ended June 30, 2012
(in thousands)
(unaudited)

	Parent Company	Issuers	Combined Guarantor Subsidiaries	Combined Non- Guarantor Subsidiaries	Elimination	Consolidated
Net cash provided by operating activities	$22,525	$—	$—	$1,562	$—	$24,087
Cash flows from investing activities:
Acquisitions of real estate	—	—	(55,550)	—	—	(55,550)
Origination of note receivable	—	—	(21,176)	—	—	(21,176)
Additions to real estate	—	—	(730)	—	—	(730)
Investment in Subsidiary	(1,449)	(1,449)	—	—	2,898	—
Distribution from Subsidiary	345	345	—	—	(690)	—
Intercompany financing	(37,255)	(37,255)	—	—	74,510	—
Net cash used in investing activities	(38,359)	(38,359)	(77,456)	—	76,718	(77,456)
Cash flows from financing activities:
Proceeds from secured revolving credit facility	—	—	42,500	—	—	42,500
Proceeds from mortgage notes payable	—	—	—	21,947	—	21,947
Principal payments on mortgage notes payable	—	—	—	(22,464)	—	(22,464)
Payments of deferred financing costs	—	—	(2,299)	(1,136)	—	(3,435)
Issuance of common stock	144	—	—	—	—	144
Dividends paid	(24,463)	—	—	—	—	(24,463)
Contribution from Parent	—	1,449	—	1,449	(2,898)	—
Distribution to Parent	—	(345)	—	(345)	690	—
Intercompany financing	—	37,255	37,255	—	(74,510)	—
Net cash provided by (used in) financing activities	(24,319)	38,359	77,456	(549)	(76,718)	14,229
Net increase (decrease) in cash and cash equivalents	(40,153)	—	—	1,013	—	(39,140)
Cash and cash equivalents, beginning of period	41,736	—	—	514	—	42,250
Cash and cash equivalents, end of period	$1,583	$—	$—	$1,527	$—	$3,110

CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS
For the Six Months Ended June 30, 2011
(in thousands)
(unaudited)

	Parent Company	Issuers	Combined Guarantor Subsidiaries	Combined Non- Guarantor Subsidiaries	Elimination	Consolidated
Net cash provided by operating activities	$16,386	$—	$—	$1,542	$—	$17,928
Cash flows from investing activities:
Acquisitions of real estate	—	—	(74,000)	—	—	(74,000)
Acquisition of note receivable	(5,348)	—	—	—	—	(5,348)
Additions to real estate	(86)	—	—	—	—	(86)
Distribution from Subsidiary	3,307	3,307	—	—	(6,614)	—
Intercompany financing	(74,270)	(74,270)	—	—	148,540	—
Net cash used in investing activities	(76,397)	(70,963)	(74,000)	—	141,926	(79,434)
Cash flows from financing activities:
Principal payments on mortgage notes payable	—	—	—	(1,499)	—	(1,499)
Payments of deferred financing costs	—	(270)	—	—	—	(270)
Issuance of common stock	547	—	—	—	—	547

Dividends paid	(8,051)	—	—	—	—	(8,051)
Distribution to Parent	—	(3,307)	—	(3,307)	6,614	—
Intercompany financing	—	74,540	74,000	—	(148,540)	—
Net cash provided by (used in) financing activities	(7,504)	70,963	74,000	(4,806)	(141,926)	(9,273)
Net increase in cash and cash equivalents	(67,515)	—	—	(3,264)	—	(70,779)
Cash and cash equivalents, beginning of period	70,841	—	—	3,392	—	74,233
Cash and cash equivalents, end of period	$3,326	$—	$—	$128	$—	$3,454

CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS
For the Year Ended December 31, 2011
(in thousands)

	Parent Company	Issuers	Combined Guarantor Subsidiaries	Combined Non- Guarantor Subsidiaries	Elimination	Consolidated
Net cash provided by operating activities	$41,298	$—	$—	$3,407	$—	$44,705
Cash flows from investing activities:
Acquisitions of real estate	—	—	(204,500)	—	—	(204,500)
Acquisition of note receivable	—	—	(5,348)	—	—	(5,348)
Additions to corporate real estate	(86)	—	—	—	—	(86)
Repayment of note receivable	—	—	5,348	—	—	5,348
Investment in Subsidiary	(164,030)	—	—	—	164,030	—
Net cash used in investing activities	(164,116)	—	(204,500)	—	164,030	(204,586)
Cash flows from financing activities:
Principal payments on mortgage notes payable	—	—	—	(3,027)	—	(3,027)
Payments of deferred financing costs	—	(430)	(200)	(47)	—	(677)
Issuance of common stock	163,242	—	—	—	—	163,242
Dividends paid	(31,640)	—	—	—	—	(31,640)
Contribution from Parent	—	163,934	—	96	(164,030)	—
Distribution to Parent	—	—	—	(3,307)	3,307	—
Distribution from Subsidiary	3,307	—	—	—	(3,307)	—
Intercompany financing	(41,196)	(163,504)	204,700	—	—	—
Net cash provided by (used in) financing activities	93,713	—	204,500	(6,285)	(164,030)	127,898
Net decrease in cash and cash equivalents	(29,105)	—	—	(2,878)	—	(31,983)
Cash and cash equivalents, beginning of period	70,841	—	—	3,392	—	74,233
Cash and cash equivalents, end of period	$41,736	$—	$—	$514	$—	$42,250

CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS
For the Period from November 15, 2010 to December 31, 2010
(in thousands, except share and per share amounts)

	Parent Company	Issuers	Combined Guarantor Subsidiaries	Combined Non- Guarantor Subsidiaries	Elimination	Consolidated
Net cash provided by operating activities	$5,844	$—	$—	$748	$—	$6,592
Cash flows from investing activities:
Cash received in the Separation	63,747	—	—	3,387	—	67,134
Additions to real estate	(16)	—	—	—	—	(16)
Net cash used in investing activities	63,731	—	—	3,387	—	67,118
Cash flows from financing activities:
Proceeds from notes payables	—	—	—	10,000	—	10,000
Payment of Separation-related obligations	(8,928)	—	—	(153)	—	(9,081)
Intercompany financing	10,355	—	—	(10,355)	—	—
Principal payments on mortgage notes payable	—	—	—	(235)	—	(235)
Payments of deferred financing costs	(161)	—	—	—	—	(161)
Net cash provided by (used in) financing activities	1,266	—	—	(743)	—	523
Net decrease in cash and cash equivalents	70,841	—	—	3,392	—	74,233
Cash and cash equivalents, beginning of period	—	—	—	—	—	—
Cash and cash equivalents, end of period	$70,841	$—	$—	$3,392	$—	$74,233

PRO FORMA FINANCIAL INFORMATION (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
PRO FORMA FINANCIAL INFORMATION [Abstract]
Business Acquisition, Pro Forma Information
This pro forma information does not purport to represent what the actual results of operations of the Company would have been had these acquisitions occurred on this date, nor does it purport to predict the results of operations for future periods (in thousands, except share and per share amounts):

	Three Months Ended June 30,		Six Months Ended June 30,
	2012	2011	2012	2011

Revenues	$25,847	$25,550	$51,704	$50,963
Depreciation and amortization	7,662	7,889	15,335	15,813
Net income	6,653	6,853	12,840	13,502
Net income per common share, basic	0.18	0.19	0.35	0.37
Net income per common share, diluted	0.18	0.19	0.35	0.37
Weighted-average number of common shares outstanding, basic	37,147,942	36,884,284	37,092,683	36,870,784
Weighted-average number of common shares outstanding, diluted	37,191,687	36,956,179	37,119,005	36,940,575

This pro forma information does not purport to represent what the actual results of operations of the Company would have been had these acquisitions occurred on this date, nor does it purport to predict the results of operations for future periods (in thousands, except share and per share amounts):

	Year Ended December 31, 2011	Period from November 15, 2010 to December 31, 2010

Revenues	$96,543	$31,386
Depreciation and amortization	29,883	8,995
Net income	24,890	16,737
Net income per common share, basic	0.67	0.45
Net income per common share, diluted	0.67	0.45
Weighted-average number of common shares outstanding, basic	36,922,458	36,840,936
Weighted-average number of common shares outstanding, diluted	36,984,266	36,916,988

COMMITMENTS AND CONTINGENCIES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011 Cadia Portfolio	Dec. 31, 2011 Texas Regional Medical Center at Sunnyvale
Concentration Risk
Schedule of Major Customer Summarized Financial Information
The summary financial information presented below has been provided by the Cadia Tenants and has not been independently verified by the Company. The Company has no reason to believe that such information is inaccurate in any material respect.

	Three Months Ended	Six Months Ended
	June 30, 2012
	(unaudited) (in thousands)
Statements of Operations
Revenues	$14,841	$29,800
Operating expenses	14,104	28,491
Net income	718	1,272

	As of June 30, 2012 (unaudited) (in thousands)
Balance Sheets
Cash and cash equivalents	$5,633
Total current assets	10,027
Total current liabilities	7,243
Total debt	—

he summary financial information presented below has been provided by the Cadia Tenants and has not been independently verified by the Company. The Company has no reason to believe that such information is inaccurate in any material respect.

	Year Ended December 31, 2010 (unaudited) (in thousands)
	Broadmeadow Investment LLC	Capitol Nursing & Rehabilitation Center, L.L.C	Pike Creek Healthcare Services LLC	Peninsula Healthcare Services, LLC	Combined Tenants
Statements of Operations:
Revenues	$13,146	$12,760	$18,356	$14,415	$58,677
Operating expenses	10,801	11,335	16,018	11,906	50,060
Net income	1,570	977	786	1,351	4,684

	Year Ended December 31, 2011 (unaudited) (in thousands)
	Broadmeadow Investment LLC	Capitol Nursing & Rehabilitation Center, L.L.C	Pike Creek Healthcare Services LLC	Peninsula Healthcare Services, LLC	Combined Tenants
Statements of Operations:
Revenues	$13,921	$13,028	$19,654	$14,708	$61,311
Operating expenses	12,117	11,777	16,813	12,822	53,529
Net income	1,237	938	2,549	1,129	5,853

	As of December 30, 2010 (unaudited) (in thousands)
	Broadmeadow Investment LLC	Capitol Nursing & Rehabilitation Center, L.L.C	Pike Creek Healthcare Services LLC	Peninsula Healthcare Services, LLC	Combined Tenants
Balance Sheets:
Cash and cash equivalents	$1,577	$1,529	$1,653	$1,321	$6,080
Total current assets	2,731	2,240	3,466	2,786	11,223
Total current liabilities	1,122	893	2,166	1,724	5,905
Total debt	9,999	6,064	13,887	13,010	42,960

	As of December 31, 2011 (unaudited) (in thousands)
	Broadmeadow Investment LLC	Capitol Nursing & Rehabilitation Center, L.L.C	Pike Creek Healthcare Services LLC	Peninsula Healthcare Services, LLC	Combined Tenants
Balance Sheets:
Cash and cash equivalents	$1,486	$3,862	$1,653	$1,502	$8,503
Total current assets	2,221	4,184	3,272	2,686	12,363
Total current liabilities	588	1,968	833	1,611	5,000
Total debt	—	—	—	—	—

The summary financial information presented below has been provided by the TRMC Tenant and has not been independently verified by the Company. The Company has no reason to believe that such information is inaccurate in any material respect.

	Year Ended December 31, 2011	Year Ended December 31, 2010
	(in thousands)
Statements of Operations:
Revenues	$74,202	$72,101
Operating expenses	58,999	58,851
Net income	1,402	377

	As of	As of
	December 31, 2011	December 31, 2010
	(in thousands)
Balance Sheets:
Cash and cash equivalents	$642	$833
Total current assets	19,083	15,604
Total current liabilities	18,080	18,348
Total debt (includes capital lease obligations of $52,393 and $54,166 as of December 31, 2011 and 2010, respectively)	69,541	70,669

BUSINESS (Details)	Nov. 15, 2010 Facilities	Jun. 30, 2012 Operating Segments Facilities	Dec. 31, 2011 Operating Segments Facilities	Dec. 31, 2010 Operating Segments Facilities	Dec. 31, 2011 Skilled Nursing Facilities Facilities	Dec. 31, 2010 Skilled Nursing Facilities Facilities	Jun. 30, 2012 Skilled Nursing/Post-Acute Facilities Facilities	Dec. 31, 2011 Skilled Nursing/Post-Acute Facilities Facilities	Jun. 30, 2012 Senior Housing Facilities Facilities	Dec. 31, 2011 Senior Housing Facilities Facilities	Dec. 31, 2011 Multi License Designation Facilities	Dec. 31, 2010 Multi License Designation Facilities	Dec. 31, 2011 Assisted Living Facilities Facilities	Dec. 31, 2010 Assisted Living Facilities Facilities	Dec. 31, 2011 Mental Health Facilities	Dec. 31, 2010 Mental Health Facilities	Dec. 31, 2011 Independent Living Facilities	Dec. 31, 2010 Independent Living Facilities	Dec. 31, 2011 Continuing Care Retirement Community Facilities	Dec. 31, 2010 Continuing Care Retirement Community Facilities	Jun. 30, 2012 Acute Care Hospital Facilities	Dec. 31, 2011 Acute Care Hospital Facilities	Jun. 30, 2012 Mezzanine Loan Wholly Owned Subsidiary Assisted Living Facilities Facilities	Jun. 30, 2012 Mezzanine Loan Wholly Owned Subsidiary Skilled Nursing Facilities Facilities
Real Estate Properties
Number of Real Estate Properties	86	103	97	86	76	67	93	87	9	9	10	10	6	5	2	2	1	1	1	1	1	1
Loans and Leases Receivable, Number of Equity Interests Used as Collateral																							1	3

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES Real Estate (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2012	Dec. 31, 2011 Companies
Real Estate
Number of business combinations			11
Acquisition pursuit costs	$ 0.4	$ 0.9	$ 3.2
Land improvements | Minimum
Real Estate
Property, plant and equipment, useful life			3 years
Land improvements | Maximum
Real Estate
Property, plant and equipment, useful life			40 years
Buildings and building improvements | Minimum
Real Estate
Property, plant and equipment, useful life			3 years
Buildings and building improvements | Maximum
Real Estate
Property, plant and equipment, useful life			40 years
Furniture and equipment | Minimum
Real Estate
Property, plant and equipment, useful life			1 year
Furniture and equipment | Maximum
Real Estate
Property, plant and equipment, useful life			20 years

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) (USD $)	1 Months Ended	3 Months Ended	6 Months Ended
	Dec. 31, 2011	Dec. 31, 2011	Jun. 30, 2012 Segment	Mar. 25, 2011	Dec. 31, 2010	Nov. 14, 2010
Investment in Hillside Terrace Mortgage Note
Nonaccrual status loan, acquisition amount				$ 5,300,000
Nonaccrual status loan, unpaid principal balance	8,300,000	8,300,000
Nonaccrual status loan, interest income		3,000,000
Nonaccrual status loan,acquisition and collection costs	1,400,000
Cash and Cash Equivalents
Restricted cash	6,093,000	6,093,000	7,076,000		4,716,000	5,527,000
Deferred Financing Costs
Deferred financing costs, net of amortization	9,400,000	9,400,000			10,800,000
Industry Segments
Number of reportable segments			1
Cash obligations
Cash and Cash Equivalents
Restricted cash	$ 5,400,000	$ 5,400,000			$ 4,400,000

THE SEPERATION AND REIT CONVERSION MERGER (Details) (USD $) In Thousands, except Share data, unless otherwise specified	0 Months Ended
	Nov. 15, 2010 note Facilities	Jun. 30, 2012	Dec. 31, 2011	Jun. 30, 2011	Dec. 31, 2010	Nov. 14, 2010
THE SEPARATION AND REIT CONVERSION MERGER [Abstract]
Number of Real Estate Properties	86
Mortgage Loans on Real Estate, Number of Loans	26
Assets:
Real estate investments, net of accumulated depreciation		$ 698,578	$ 658,377		$ 482,297	$ 485,337
Cash and cash equivalents	0	3,110	42,250	3,454	74,233	67,134
Restricted cash		7,076	6,093		4,716	5,527
Deferred tax assets		25,540	25,540		26,300	26,542
Prepaid expenses, deferred financing costs and other assets		23,021	17,390		12,013	11,383
Total assets		778,518	749,650		599,559	595,923
Liabilities:
Mortgage notes payable		157,872	158,398		161,440	151,678
Senior unsecured notes payable		225,000	225,000		225,000	225,000
Accounts payable and accrued liabilities		11,181	14,139		9,286	15,754
Tax liability		25,540	25,540		26,300	26,300
Total liabilities		462,093	423,077		422,026	418,732
Stockholders’ equity:
Preferred stock		0	0		0	0
Common stock		371	369		251	251
Additional paid-in capital		349,272	344,995		177,275	176,940
Total stockholders' equity	177,191	316,425	326,573	175,842	177,533	177,191
Total liabilities and stockholders’ equity		778,518	749,650		599,559	595,923
Parenthetical Information
Accumulated depreciation		$ 123,651	$ 108,916		$ 88,701	$ 85,567
Preferred stock, par value		$ 0.01	$ 0.01		$ 0.01	$ 0.01
Preferred stock, shares authorized		10,000,000	10,000,000		10,000,000	10,000,000
Preferred stock, shares issued		0	0		0	0
Preferred stock, shares outstanding		0	0		0	0
Common stock, par value		$ 0.01	$ 0.01		$ 0.01	$ 0.01
Common stock, shares authorized		125,000,000	125,000,000		125,000,000	125,000,000
Common stock, shares issued		37,051,242	36,891,712		25,061,072	25,061,072
Common stock, shares outstanding		37,051,242	36,891,712		25,061,072	25,061,072

ACQUISITIONS OF REAL ESTATE (Details) (USD $)	1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended			12 Months Ended			12 Months Ended		3 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended		12 Months Ended																																								6 Months Ended		6 Months Ended		6 Months Ended
	Dec. 31, 2010	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Nov. 15, 2010	Dec. 31, 2011 Tenant Origination and Absorption Costs	Dec. 31, 2011 Tenant Origination and Absorption Costs Minimum	Dec. 31, 2011 Tenant Origination and Absorption Costs Maximum	Dec. 31, 2011 Tenant Relationship	Dec. 31, 2011 Tenant Relationship Minimum	Dec. 31, 2011 Tenant Relationship Maximum	Jun. 30, 2012 Series of Individually Immaterial Business Acquisitions	Jun. 30, 2012 Series of Individually Immaterial Business Acquisitions Facilities	Dec. 31, 2011 Series of Individually Immaterial Business Acquisitions Facilities	Jun. 30, 2012 Series of Individually Immaterial Business Acquisitions Tenant Origination and Absorption Costs	Jun. 30, 2012 Series of Individually Immaterial Business Acquisitions Tenant Relationship	Dec. 31, 2011 Acquisitions During 2011	Dec. 31, 2011 Acute Care Hospital Texas Regional Medical Center at Sunnyvale	Dec. 31, 2011 Acute Care Hospital Texas Regional Medical Center at Sunnyvale Tenant Origination and Absorption Costs	Dec. 31, 2011 Acute Care Hospital Texas Regional Medical Center at Sunnyvale Tenant Relationship	Dec. 31, 2011 Skilled Nursing Facilities Oak Brook Health Care Center	Dec. 31, 2011 Skilled Nursing Facilities Oak Brook Health Care Center Tenant Origination and Absorption Costs	Dec. 31, 2011 Skilled Nursing Facilities Oak Brook Health Care Center Tenant Relationship	Dec. 31, 2011 Skilled Nursing Facilities Broadmeadow Healthcare	Dec. 31, 2011 Skilled Nursing Facilities Broadmeadow Healthcare Tenant Origination and Absorption Costs	Dec. 31, 2011 Skilled Nursing Facilities Broadmeadow Healthcare Tenant Relationship	Dec. 31, 2011 Skilled Nursing Facilities Capitol Healthcare	Dec. 31, 2011 Skilled Nursing Facilities Capitol Healthcare Tenant Origination and Absorption Costs	Dec. 31, 2011 Skilled Nursing Facilities Capitol Healthcare Tenant Relationship	Dec. 31, 2011 Skilled Nursing Facilities Pike Creek Healthcare	Dec. 31, 2011 Skilled Nursing Facilities Pike Creek Healthcare Tenant Origination and Absorption Costs	Dec. 31, 2011 Skilled Nursing Facilities Pike Creek Healthcare Tenant Relationship	Dec. 31, 2011 Skilled Nursing Facilities Renaissance Healthcare	Dec. 31, 2011 Skilled Nursing Facilities Renaissance Healthcare Tenant Origination and Absorption Costs	Dec. 31, 2011 Skilled Nursing Facilities Renaissance Healthcare Tenant Relationship	Dec. 31, 2011 Skilled Nursing Facilities Honey Hill Care Center	Dec. 31, 2011 Skilled Nursing Facilities Honey Hill Care Center Tenant Origination and Absorption Costs	Dec. 31, 2011 Skilled Nursing Facilities Honey Hill Care Center Tenant Relationship	Dec. 31, 2011 Skilled Nursing Facilities Manokin Manor Nursing and Rehabilitation Center		Dec. 31, 2011 Skilled Nursing Facilities Manokin Manor Nursing and Rehabilitation Center Tenant Origination and Absorption Costs		Dec. 31, 2011 Skilled Nursing Facilities Manokin Manor Nursing and Rehabilitation Center Tenant Relationship		Dec. 31, 2011 Skilled Nursing Facilities Wesley Woods Alzheimer's Care Center		Dec. 31, 2011 Skilled Nursing Facilities Wesley Woods Alzheimer's Care Center Tenant Origination and Absorption Costs		Dec. 31, 2011 Skilled Nursing Facilities Wesley Woods Alzheimer's Care Center Tenant Relationship		Dec. 31, 2011 Skilled Nursing Facilities Windcrest Alzheimer's Care Center	Dec. 31, 2011 Skilled Nursing Facilities Windcrest Alzheimer's Care Center Tenant Origination and Absorption Costs	Dec. 31, 2011 Skilled Nursing Facilities Windcrest Alzheimer's Care Center Tenant Relationship	Dec. 31, 2011 Assisted Living Facilities Creekside Senior Living	Dec. 31, 2011 Assisted Living Facilities Creekside Senior Living Tenant Origination and Absorption Costs	Dec. 31, 2011 Assisted Living Facilities Creekside Senior Living Tenant Relationship	Jun. 30, 2012 Wholly Owned Subsidiary Mezzanine Loan Renewal_Options	Mar. 15, 2012 Wholly Owned Subsidiary Mezzanine Loan	Jun. 30, 2012 Wholly Owned Subsidiary Onion Creek Mortgage Loan Beds	Jun. 22, 2012 Wholly Owned Subsidiary Onion Creek Mortgage Loan	Jun. 30, 2012 Wholly Owned Subsidiary Onion Creek Mortgage Loan Minimum	Jun. 30, 2012 Wholly Owned Subsidiary Onion Creek Mortgage Loan Maximum	Jun. 30, 2012 Assisted Living Facilities Wholly Owned Subsidiary Mezzanine Loan Facilities	Jun. 30, 2012 Skilled Nursing Facilities Wholly Owned Subsidiary Mezzanine Loan Facilities
Business Acquisition
Business Acquisition, Number of Acquired Properties															6	11
Purchase Price Allocation
Land						$ 21,758,000								$ 9,194,000	$ 9,194,000					$ 4,020,000			$ 1,433,000			$ 1,650,000			$ 4,940,000			$ 2,460,000			$ 1,640,000			$ 1,722,000			$ 1,953,000	[1]					$ 883,000	[1]					$ 800,000			$ 257,000
Building and Improvements						180,812,000								45,115,000	45,115,000					57,620,000			9,643,000			21,730,000			15,500,000			25,240,000			22,620,000			6,125,000			7,811,000	[1]					7,642,000	[1]					4,589,000			2,292,000
Intangible Assets								3,166,000			564,000						1,061,000	180,000			970,000	90,000		183,000	41,000		350,000	70,000		300,000	60,000		410,000	90,000		360,000	80,000		122,000	31,000			195,000	[1]	41,000	[1]			144,000	[1]	31,000	[1]		91,000	20,000		41,000	10,000
Total Purchase Price											206,300,000			55,550,000	55,550,000					62,700,000					11,300,000			23,800,000			20,800,000			28,200,000			24,700,000			8,000,000					10,000,000	[1]					8,700,000	[1]			5,500,000			2,600,000
Accounts payable and accrued liabilities included in deferred purchase price							1,800,000
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life									10 years	25 years		20 years	35 years				15 years	25 years
Revenues	8,795,000	25,117,000	18,805,000	48,844,000	36,407,000	84,225,000								1,200,000	1,200,000				10,300,000
Loans and Leases Receivable, Gross																																																												10,000,000		11,000,000
Loans and Leases Receivable, Number of Units in Real Estate Property Used as Collateral																																																													125
Loans and Leases Receivable, Repayment Period																																																											5 years		5 years
Loans and Leases Receivable, Fixed Interest Rate																																																											11.00%		8.50%
Loans and Leases Receivable, Prepayment Prohibited Period																																																													3 years
Loans and Leases Receivable, Number of Equity Interests Used as Collateral																																																																	1	3
Loans and Leases Receivable, Number of Facilities with Purchase Options on Equity Interests Used as Collateral																																																																	1	3
Loans and Leases Receivable, Option to Purchase																																																											43,000,000				12,500,000	14,500,000
Loans and Leases Receivable, Option to Purchase, Annual Incremental Percentage																																																											2.50%
Loans and Leases Receivable, Option to Purchase, Annual Incremental Percentage Term																																																											2 years
Loans and Leases Receivable, Anticipated Lease Term Upon Exercise of Purchase Option																																																											15 years
Loans and Leases Receivable, Anticipated Number of Lease Renewal Options Upon Exercise of Purchase Option																																																											2
Loans and Leases Receivable, Anticipated Lease Renewal Term Upon Exercise of Purchase Option																																																											5 years
Loans and Leases Receivable, Option to Purchase, Earnings Before Interest, Taxes, Depreciation, Amortization and Rent Threshold																																																													$ 1,700,000

[1]	Includes $1.8 of deferred purchase price included in accounts payable and accrued liabilities in the accompanying consolidated balance sheets.

REAL ESTATE INVESTMENTS (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Nov. 15, 2010 Facilities	Nov. 14, 2010
Real Estate Properties
Number of Properties				86
Buildings and improvements	$ 670,605	$ 626,877	$ 460,097
Fixtures and equipment	46,043	44,045	36,225
Land improvements	4,640	4,640	4,703
Land	100,941	91,731	69,973
Total Real Estate at Cost	822,229	767,293	570,998
Accumulated Depreciation	(123,651)	(108,916)	(88,701)		(85,567)
Total Real Estate Investments, Net	698,578	658,377	482,297		485,337
Operating Segments
Real Estate Properties
Number of Properties	103	97	86
Number of Beds/Units	11,392	10,877	9,603
Total Real Estate at Cost	821,990	767,054	570,768
Accumulated Depreciation	(123,574)	(108,864)	(88,701)
Total Real Estate Investments, Net	698,416	658,190	482,067
Skilled Nursing/Post-Acute Facilities
Real Estate Properties
Number of Properties	93	87
Number of Beds/Units	10,549	10,034
Total Real Estate at Cost	712,458	658,222
Accumulated Depreciation	(112,476)	(99,570)
Total Real Estate Investments, Net	599,982	558,652
Senior Housing Facilities
Real Estate Properties
Number of Properties	9	9
Number of Beds/Units	773	773
Total Real Estate at Cost	47,892	47,192
Accumulated Depreciation	(9,021)	(8,140)
Total Real Estate Investments, Net	38,871	39,052
Skilled Nursing Facilities
Real Estate Properties
Number of Properties		76	67
Number of Beds/Units		8,646	7,501
Total Real Estate at Cost		582,609	448,974
Accumulated Depreciation		(83,235)	(67,457)
Total Real Estate Investments, Net		499,374	381,517
Multi License Designation
Real Estate Properties
Number of Properties		10	10
Number of Beds/Units		1,389	1,389
Total Real Estate at Cost		80,350	81,245
Accumulated Depreciation		(16,850)	(14,597)
Total Real Estate Investments, Net		63,500	66,648
Assisted Living Facilities
Real Estate Properties
Number of Properties		6	5
Number of Beds/Units		426	367
Total Real Estate at Cost		26,223	24,094
Accumulated Depreciation		(4,540)	(4,053)
Total Real Estate Investments, Net		21,683	20,041
Mental Health
Real Estate Properties
Number of Properties		2	2
Number of Beds/Units		82	82
Total Real Estate at Cost		971	998
Accumulated Depreciation		(429)	(370)
Total Real Estate Investments, Net		542	628
Independent Living
Real Estate Properties
Number of Properties		1	1
Number of Beds/Units		49	49
Total Real Estate at Cost		8,008	8,022
Accumulated Depreciation		(1,104)	(875)
Total Real Estate Investments, Net		6,904	7,147
Continuing Care Retirement Community
Real Estate Properties
Number of Properties		1	1
Number of Beds/Units		215	215
Total Real Estate at Cost		7,253	7,435
Accumulated Depreciation		(1,552)	(1,349)
Total Real Estate Investments, Net		5,701	6,086
Acute Care Hospital
Real Estate Properties
Number of Properties	1	1
Number of Beds/Units	70	70
Total Real Estate at Cost	61,640	61,640
Accumulated Depreciation	(2,077)	(1,154)
Total Real Estate Investments, Net	59,563	60,486
Corporate Level
Real Estate Properties
Total Real Estate at Cost	239	239	230
Accumulated Depreciation	(77)	(52)	0
Total Real Estate Investments, Net	$ 162	$ 187	$ 230
Sun Healthcare Group, Inc | Operating Segments
Real Estate Properties
Number of Properties	86	86

REAL ESTATE INVESTMENTS Operating Lease (Details) (USD $)	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Nov. 15, 2010 Facilities	Jun. 30, 2012 Minimum	Dec. 31, 2011 Minimum	Jun. 30, 2012 Maximum	Dec. 31, 2011 Maximum	Jun. 30, 2012 Operating Segments Facilities	Dec. 31, 2011 Operating Segments Facilities	Dec. 31, 2010 Operating Segments Facilities	Jun. 30, 2012 Operating Segments Sun Healthcare Group, Inc Facilities	Dec. 31, 2011 Operating Segments Sun Healthcare Group, Inc Facilities
Property Subject to or Available for Operating Lease
Operating Leases, Lease Expiration Period					9 years	9 years	22 years	23 years
Operating Leases, Weighted Average Lease Expiration Period	12 years	12 years
Security Deposit Liability		$ 700,000	$ 0
Number of Real Estate Properties				86					103	97	86	86	86
Future Minimum Payments Receivable
2012	50,633,000	94,632,000
2013	101,267,000	94,632,000
2014	101,267,000	94,632,000
2015	101,267,000	94,632,000
2016	101,267,000	94,632,000
Thereafter	711,325,000	643,085,000
Total	$ 1,167,026,000	$ 1,116,245,000

TENANT ORIGINATION AND ABSORPTION COSTS AND TENANT RELATIONSHIP Intangible Assets, Net (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011
Tenant Origination and Absorption Costs
Intangible Assets, Net
Cost	$ 3,166
Accumulated amortization	(75)
Net amount	3,091
Tenant Relationship
Intangible Assets, Net
Cost	564
Accumulated amortization	(7)
Net amount	$ 557

TENANT ORIGINATION AND ABSORPTION COSTS AND TENANT RELATIONSHIP Amortization Expense (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Tenant Origination and Absorption Costs
Finite-Lived Intangible Assets
Amortization of Intangible Assets	$ (75)
Tenant Relationship
Finite-Lived Intangible Assets
Amortization of Intangible Assets	$ (7)

TENANT ORIGINATION AND ABSORPTION COSTS AND TENANT RELATIONSHIP Future Amortization Expense (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Tenant Origination and Absorption Costs
Finite-Lived Intangible Assets
2012	187
2013	187
2014	187
2015	187
2016	187
Thereafter	2,156
Total	3,091
Tenant Origination and Absorption Costs | Weighted Average
Finite-Lived Intangible Assets
Remaining Amortization Period	18 years
Tenant Relationship
Finite-Lived Intangible Assets
2012	20
2013	20
2014	20
2015	20
2016	20
Thereafter	457
Total	557
Tenant Relationship | Weighted Average
Finite-Lived Intangible Assets
Remaining Amortization Period	29 years 2 months

DEBT (Details) (USD $)	1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended	3 Months Ended	6 Months Ended	3 Months Ended	6 Months Ended	12 Months Ended					6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended			6 Months Ended			0 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended		0 Months Ended		6 Months Ended	12 Months Ended
	Dec. 31, 2010	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Jun. 30, 2012 Refinancing of Debt	Jun. 30, 2011 Refinancing of Debt	Jun. 30, 2012 Revolving Credit Facility	Jun. 30, 2012 Revolving Credit Facility	Dec. 31, 2011 Revolving Credit Facility	Feb. 09, 2012 Revolving Credit Facility	Feb. 10, 2012 Revolving Credit Facility Subsequent Event Refinancing of Debt	Jun. 30, 2012 Revolving Credit Facility Federal Funds Rate	Dec. 31, 2011 Revolving Credit Facility Federal Funds Rate	Jun. 30, 2012 Revolving Credit Facility London Interbank Offered Rate (LIBOR)	Dec. 31, 2011 Revolving Credit Facility London Interbank Offered Rate (LIBOR)	Jun. 30, 2012 Revolving Credit Facility London Interbank Offered Rate (LIBOR) Minimum	Dec. 31, 2011 Revolving Credit Facility London Interbank Offered Rate (LIBOR) Minimum	Jun. 30, 2012 Revolving Credit Facility London Interbank Offered Rate (LIBOR) Maximum	Dec. 31, 2011 Revolving Credit Facility London Interbank Offered Rate (LIBOR) Maximum	Jun. 30, 2012 Revolving Credit Facility Base Rate Minimum	Dec. 31, 2011 Revolving Credit Facility Base Rate Minimum	Jun. 30, 2012 Revolving Credit Facility Base Rate Maximum	Dec. 31, 2011 Revolving Credit Facility Base Rate Maximum	Jun. 30, 2012 Letter of Credit	Feb. 10, 2012 Letter of Credit Subsequent Event Refinancing of Debt	Jun. 30, 2012 United States Department of Housing and Urban Development note	Jun. 30, 2012 United States Department of Housing and Urban Development Subsequent Event Refinancing of Debt note	Jun. 30, 2012 Amended, Restated and Consolidated Loan Agreement with General Electric Capital Corporation	Oct. 27, 2010 Senior Notes due 2018	Jun. 30, 2012 Senior Notes due 2018 Prior to November 2014	Dec. 31, 2011 Senior Notes due 2018 Prior to November 2014	Jun. 30, 2012 Senior Notes due 2018 Prior to November 2013	Dec. 31, 2011 Senior Notes due 2018 Prior to November 2013	Jun. 30, 2012 Senior Notes due 2018 Prior to November 2013 Maximum	Dec. 31, 2011 Senior Notes due 2018 Prior to November 2013 Maximum	Jul. 26, 2012 Additional Senior Notes	Jul. 26, 2012 Additional Senior Notes Subsequent Event Issuance of Debt	Dec. 06, 2010 Senior Subordinated Notes due 2015	Jun. 30, 2012 Mortgage Indebtedness	Dec. 31, 2011 Mortgage Indebtedness		Dec. 31, 2010 Mortgage Indebtedness
Debt Instrument
Principal Outstanding, Fixed Rate																														$ 31,100,000											$ 98,818,000	$ 98,739,000	[1]	$ 100,610,000	[1]
Weighted Average Interest Rate, Fixed Rate																														6.82%											5.56%	6.29%
Principal Outstanding, Variable Rate																																									58,562,000	59,159,000	[1],[2]	60,315,000	[1],[2]
Weighted Average Interest Rate, Variable Rate																																									5.00%	5.50%	[2]
Total Principal Outstanding																																										157,898,000	[1]	160,925,000	[1]
Debt Instrument, Description of Variable Rate Basis																one-month LIBOR	one-month LIBOR																								90-day LIBOR	90-day LIBOR
Debt Instrument, Basis Spread on Variable Rate														0.50%	0.50%	1.00%	1.00%																								4.00%	4.50%
Debt Instrument, Interest Rate, Stated Percentage Rate Range, Minimum																																									1.00%	1.00%
Debt Instrument, Unamortized Premium																																									500,000	500,000		500,000
Long-term Debt, Amended, Percentage Bearing Variable Interest, Basis Spread on Variable Rate																														0.50%
Debt Instrument, Interest Rate, Stated Percentage																															8.13%							8.13%	8.13%	9.13%
Debt Instrument, Percent to Par Value																																							106.00%
Debt Instrument, Face Amount																															225,000,000							100,000,000	100,000,000
Proceeds from Issuance of Debt																															225,000,000								103,800,000
Debt Instrument, Interest Rate, Effective Percentage																																							6.92%
Proceeds from Debt, Net of Issuance Costs																															219,900,000
Debt Instrument, Repurchased Face Amount																																								200,000,000
Debt Instrument, Redeemable, Redemption Price of Principal Amount, Percentage																																100.00%	100.00%	108.13%	108.13%
Debt Instrument, Redeemable, Principal Amount Redeemable, Percentage																																				35.00%	35.00%
Line of Credit Facility, Maximum Borrowing Capacity									200,000,000	200,000,000	100,000,000	100,000,000	200,000,000													20,000,000	20,000,000
Line of Credit Facility, Commitment Fee Amount									200,000	400,000	500,000
Line of Credit Facility, Accordion Feature, Additional Borrowing Capacity									150,000,000	150,000,000			150,000,000
Line of Credit Facility, Optional Extension Period										1 year	1 year
Line of Credit Facility, Interest Rate During Period																		3.00%	3.00%	4.00%	4.00%	2.00%	2.00%	3.00%	3.00%
Line of Credit Facility, Interest Rate at Period End									3.49%	3.49%
Line of Credit Facility, Unused Capacity, Commitment Fee Percentage																		0.35%	0.35%	0.50%	0.50%
Interest Expense	3,859,000	8,148,000	7,505,000	15,846,000	15,103,000	30,319,000			200,000	200,000
Amortization of deferred financing costs	230,000	900,000	500,000	1,447,000	995,000	1,998,000	200,000	200,000
Interest Payable	0	3,700,000		3,700,000		4,000,000
Debt Instrument, Refianced, Number of Instruments Refianced																												4	1
Debt Instrument, Refianced, Amount																												20,900,000	13,500,000
Debt Instrument, Interest Rate During Period																												5.75%	5.90%
Debt Instrument, Refianced, Interest Rate																												2.49%	2.49%
Debt Instrument, Refianced, Increase (Decrease) to Outstanding Principal																												1,100,000	400,000
Long-term Debt, Amended, Percentage Bearing Variable Interest, Amount																														58,600,000
Debt Instrument, Refianced, Write-off of Unamortized Financing Costs																												200,000
Line of Credit Facility, Amount Outstanding									42,500,000	42,500,000
Line of Credit Facility, Current Borrowing Capacity									$ 157,500,000	$ 157,500,000

[1]	Outstanding principal balance for mortgage indebtedness does not include mortgage premium of $0.5 million as of December 31, 2011 and 2010.
[2]	Contractual interest rates under variable rate mortgages are equal to the 90-day LIBOR plus 4.5% (subject to a 1.0% floor).

DEBT Schedule of Debt Maturities (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011
Debt Instrument
2012	$ 1,701	$ 3,204
2013	3,690	3,428
2014	3,902	3,649
2015	128,791	86,048
2016	1,920	1,689
Thereafter	284,876	284,880
Total	424,880	382,898
Mortgage Indebtedness
Debt Instrument
2012	1,701	3,204	[1]
2013	3,690	3,428	[1]
2014	3,902	3,649	[1]
2015	86,291	86,048	[1]
2016	1,920	1,689	[1]
Thereafter	59,876	59,880	[1]
Total	157,380	157,898	[1]
Senior Notes
Debt Instrument
2012	0	0
2013	0	0
2014	0	0
2015	0	0
2016	0	0
Thereafter	225,000	225,000
Total	225,000	225,000
Secured Revolving Credit Facility
Debt Instrument
2012	0	0
2013	0	0
2014	0	0
2015	42,500	0
2016	0	0
Thereafter	0	0
Total	$ 42,500	$ 0

[1]	Outstanding principal balance for mortgage indebtedness does not include mortgage premium of $0.5 million as of December 31, 2011.

FAIR VALUE DISCLOSURES (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011		Dec. 31, 2010
Balance Sheet Grouping, Financial Statement Captions
Loan Receivable, Face Value	$ 21,000	$ 0
Carrying Amount
Balance Sheet Grouping, Financial Statement Captions
Loans Receivable, Fair Value Disclosure	21,193	0
Fair Value
Balance Sheet Grouping, Financial Statement Captions
Loans Receivable, Fair Value Disclosure	21,000	0
Senior Notes
Balance Sheet Grouping, Financial Statement Captions
Financial liabilities, Face Amount	225,000	225,000	[1]	225,000	[1]
Senior Notes | Carrying Amount
Balance Sheet Grouping, Financial Statement Captions
Financial liabilities	225,000	225,000	[2]	225,000	[2]
Senior Notes | Fair Value
Balance Sheet Grouping, Financial Statement Captions
Financial liabilities	241,875	227,813		232,313
Mortgage indebtedness
Balance Sheet Grouping, Financial Statement Captions
Financial liabilities, Face Amount	157,380	157,898	[1]	160,925	[1]
Mortgage indebtedness | Carrying Amount
Balance Sheet Grouping, Financial Statement Captions
Financial liabilities	157,872	158,398	[2]	161,440	[2]
Mortgage indebtedness | Fair Value
Balance Sheet Grouping, Financial Statement Captions
Financial liabilities	173,548	172,829		175,772
Secured Revolving Credit Facility
Balance Sheet Grouping, Financial Statement Captions
Financial liabilities, Face Amount	42,500	0
Secured Revolving Credit Facility | Carrying Amount
Balance Sheet Grouping, Financial Statement Captions
Financial liabilities	42,500	0
Secured Revolving Credit Facility | Fair Value
Balance Sheet Grouping, Financial Statement Captions
Financial liabilities	$ 42,500	$ 0

[1]	Face value represents amounts contractually due under the terms of the respective agreements.
[2]	Carrying amounts represent the book value of financial instruments and include unamortized premiums (discounts).

FAIR VALUE DISCLOSURES (Assets and Liabilities Measured on a Recurring and Nonrecurring Basis) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012 Recurring Total	Jun. 30, 2012 Recurring Level 1	Jun. 30, 2012 Recurring Level 2	Jun. 30, 2012 Recurring Level 3	Dec. 31, 2011 Nonrecurring Total		Dec. 31, 2011 Nonrecurring Level 1		Dec. 31, 2011 Nonrecurring Level 2		Dec. 31, 2011 Nonrecurring Level 3		Jun. 30, 2012 Senior Notes Recurring Total	Jun. 30, 2012 Senior Notes Recurring Level 1	Jun. 30, 2012 Senior Notes Recurring Level 2	Jun. 30, 2012 Senior Notes Recurring Level 3	Jun. 30, 2012 Mortgage indebtedness Recurring Total	Jun. 30, 2012 Mortgage indebtedness Recurring Level 1	Jun. 30, 2012 Mortgage indebtedness Recurring Level 2	Jun. 30, 2012 Mortgage indebtedness Recurring Level 3	Jun. 30, 2012 Secured Revolving Credit Facility Recurring Total	Jun. 30, 2012 Secured Revolving Credit Facility Recurring Level 1	Jun. 30, 2012 Secured Revolving Credit Facility Recurring Level 2	Jun. 30, 2012 Secured Revolving Credit Facility Recurring Level 3
Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Loans Receivable, Fair Value Disclosure	$ 21,000	$ 0	$ 0	$ 21,000
Investments in real estate					206,300	[1]	0	[1]	0	[1]	206,300	[1]
Debt Instrument, Fair Value Disclosure													$ 241,875	$ 0	$ 241,875	$ 0	$ 173,548	$ 0	$ 0	$ 173,548	$ 42,500	$ 0	$ 0	$ 42,500

[1]	Amount reflects acquisition date fair value of real estate acquired in 2011.

EQUITY (Details) (USD $)	0 Months Ended						6 Months Ended		12 Months Ended			0 Months Ended		6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended
	Apr. 24, 2012	Feb. 29, 2012	Nov. 02, 2011	Aug. 01, 2011	Aug. 02, 2011	May 03, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2011 Ordinary Dividends	Dec. 31, 2011 Return of Capital	Feb. 29, 2012 Subsequent Event	Aug. 01, 2012 Subsequent Event Dividend Declared	Jun. 30, 2012 Restricted Stock Units (RSUs)	Dec. 31, 2011 Restricted Stock Units (RSUs)	Jun. 30, 2012 Stock Options	Dec. 31, 2011 Stock Options
Equity
Stock issuance, shares				11,700,000	11,700,000
Stock issuance				$ 163,900,000			$ 144,000	$ 547,000	$ 163,238,000
Shares sold to underwriters (in shares)				1,500,000
Purchase price per share sold to underwriters (USD per share)				$ 14.75
Stock-based compensation, issued during period (in shares)														117,890	54,983	41,640	45,657
Common dividends, declared	$ 0.33	$ 0.33	$ 0.32		$ 0.32	$ 0.32	$ 0.66	$ 0.32	$ 0.96			$ 0.33	$ 0.33
Common dividends, paid									$ 0.96	$ 0.7833	$ 0.1767

STOCK-BASED COMPENSATION Option Activity (Details) (USD $)	1 Months Ended	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2011
Range of Per Share Exercise Price
Outstanding, Minimum (dollars per share)		$ 11.99
Outstanding, Maximum (dollars per share)		$ 21.83
Granted, Minimum (dollars per share)		$ 0
Granted, Maximum (dollars per share)		$ 0
Exercised, Minimum (dollars per share)		$ 11.99
Exercised, Maximum (dollars per share)		$ 11.99
Forfeited, Minimum (dollars per share)		$ 0
Forfeited, Maximum (dollars per share)		$ 0
Outstanding, Minimum (dollars per share)	$ 11.99	$ 12.34
Outstanding, Maximum (dollars per share)	$ 21.83	$ 21.83
Exercisable, Minimum (dollars per share)		$ 12.34
Exercisable, Maximum (dollars per share)		$ 21.83
Shares Under Options
Outstanding (shares)		450,067
Granted (shares)	0	0
Exercised (shares)	0	(45,657)
Forfeited (shares)		0
Outstanding (shares)	450,067	404,410
Exercisable, Shares Under Options		268,695
Weighted Average Exercise Price Per Share
Outstanding (dollars per share)		$ 17.65
Granted (dollars per share)		$ 0
Exercised (dollars per share)		$ 11.99
Forfeited (dollars per share)		$ 0
Outstanding (dollars per share)	$ 17.65	$ 18.29
Exercisable (dollars per share)		$ 18.33
Additional Disclosures
Outstanding, Weighted Average Remaining Contractual Term (Years)	3 years 10 months 28 days	3 years 3 months 18 days
Exercisable, Weighted Average Remaining Contractual Term (Years)		2 years 8 months 16 days
Outstanding, Aggregate Intrinsic Value		$ 3,888,000
Outstanding, Aggregate Intrinsic Value	3,888,000	3,530,000
Exercisable, Aggregate Intrinsic Value		2,403,000
Intrinsic value of stock options exercised		400,000
Cash received for stock options exercised		$ 500,000

STOCK-BASED COMPENSATION Restricted Stock Units (Details) (USD $)	1 Months Ended	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2011
Restricted Stock Units Additional Disclosures
Fair value of units vested		$ 1,200,000
Restricted Stock Units (RSUs)
Restricted Stock Units Activity
Unvested Units		468,375
Granted		12,394
Vested	0	(67,135)
Unvested Units	468,375	413,634
Aggregate Intrinsic Value of Unvested Units		7,090,000
Weighted Average Remaining Vesting period		35 months 28 days
Weighted Average Grant Date Fair Value Per Unit
Unvested Units (dollars per share)	$ 17.12	$ 17.32
Granted (dollars per share)		$ 16.74
Vested (dollars per share)		$ 18.36
Unvested Units (dollars per share)	$ 17.32	$ 17.14
Restricted Stock Units Additional Disclosures
Forfeited Units		0
Time-Based Units
Restricted Stock Units Activity
Unvested Units		97,643
Granted		928
Vested		0
Unvested Units		98,571
Aggregate Intrinsic Value of Unvested Units		1,700,000
Weighted Average Remaining Vesting period		46 months 15 days
FFO Units
Restricted Stock Units Activity
Unvested Units		97,639
Granted		927
Vested		0
Unvested Units		98,566
Aggregate Intrinsic Value of Unvested Units		1,700,000
Weighted Average Remaining Vesting period		36 months
FFO Units | Minimum
Share-based Compensation Arrangement by Share-based Payment Award
Award vesting percentage		0.00%
FFO Units | Maximum
Share-based Compensation Arrangement by Share-based Payment Award
Award vesting percentage		200.00%
TSR Units
Restricted Stock Units Activity
Unvested Units		97,642
Granted		927
Vested		0
Unvested Units		98,569
Aggregate Intrinsic Value of Unvested Units		1,635,000
Weighted Average Remaining Vesting period		36 months
TSR Units | Minimum
Share-based Compensation Arrangement by Share-based Payment Award
Award vesting percentage		0.00%
TSR Units | Maximum
Share-based Compensation Arrangement by Share-based Payment Award
Award vesting percentage		150.00%
Carry-Over Units
Restricted Stock Units Activity
Unvested Units		74,717
Granted		0
Vested		(31,144)
Unvested Units		43,573
Aggregate Intrinsic Value of Unvested Units		771,000
Weighted Average Remaining Vesting period		19 months 10 days
Make-Whole Units
Restricted Stock Units Activity
Unvested Units		86,878
Granted		0
Vested		(21,719)
Unvested Units		65,159
Aggregate Intrinsic Value of Unvested Units		1,124,000
Weighted Average Remaining Vesting period		34 months 15 days
Initial Board Award
Restricted Stock Units Activity
Unvested Units		8,752
Granted		0
Vested		(4,368)
Unvested Units		4,384
Aggregate Intrinsic Value of Unvested Units		80,000
Weighted Average Remaining Vesting period		11 months 13 days
Annual Board Award
Restricted Stock Units Activity
Unvested Units		5,104
Granted		9,612
Vested		(9,904)
Unvested Units		4,812
Aggregate Intrinsic Value of Unvested Units		$ 80,000
Weighted Average Remaining Vesting period		5 months 13 days
Performance Incentive Plan of 2009 | Restricted Stock Units (RSUs) | Minimum
Share-based Compensation Arrangement by Share-based Payment Award
Award vesting period		3 years
Performance Incentive Plan of 2009 | Restricted Stock Units (RSUs) | Maximum
Share-based Compensation Arrangement by Share-based Payment Award
Award vesting period		5 years

STOCK-BASED COMPENSATION Fair Value Assumptions (Details) (TSR Units, USD $) In Millions, unless otherwise specified	1 Months Ended	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2011
TSR Units
Share-based Compensation Arrangement by Share-based Payment Award
Historical volatility rate period		3 years
Assumptions used in fair value valuation
Risk Free Interest Rate:	0.72%	1.18%
Expected Stock Price Volatility:	50.40%	49.20%
Expected Service Period:	3 years	2 years 8 months
Expected Dividend Yield (assuming full reinvestment):	0.00%	0.00%
Stock-based compensation expense	$ 0.3	$ 4.6

STOCK-BASED COMPENSATION Employee Benefit Plan (Details) (USD $) In Thousands, unless otherwise specified	1 Months Ended	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2011
STOCK-BASED COMPENSATION [Abstract]
Defined Contribution Plan, Maximum Annual Contribution Per Employee, Percent		3.00%
Defined Contribution Plan, Employer Discretionary Contribution Amount	$ 0	$ 27

INCOME TAXES (Details) (USD $)	1 Months Ended	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2011	Jan. 31, 2011
Income Tax Disclosure [Abstract]
Income tax expense	$ 242,000	$ 0
Current income tax expense	0
Deferred income tax expense	242,000	0
Tax at statutory rate on income before income taxes	100,000
Other reconciliations	142,000
Built-in-gains tax associated to properties			145,800,000
Corporate tax rate		40.00%
Reconciliation of Unrecognized Tax Benefits
Unrecognized tax benefits, beginning balance	26,300,000	26,300,000
Additions (reductions) based on prior years' tax positions	0	(760,000)
Additions (reductions) based on current year tax positions	0	0
Unrecognized tax benefits, ending balance	$ 26,300,000	$ 25,540,000

EARNINGS PER COMMON SHARE (Details) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2010	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011
Numerator
Net income	$ 7	$ 5,923	$ 2,087	$ 10,328	$ 3,335	$ 12,842
Denominator
Basic weighted average common shares (in shares)	25,110,936	37,147,942	25,154,284	37,092,683	25,140,781	30,109,417
Dilutive stock options and restricted stock units (in shares)	76,052	43,745	71,895	26,322	69,794	61,808
Dilutive weighted average common shares (in shares)	25,186,988	37,191,687	25,226,179	37,119,005	25,210,575	30,171,225
Basic earnings per common share (USD per shares)	$ 0	$ 0.16	$ 0.08	$ 0.28	$ 0.13	$ 0.43
Dilutive earnings per common share (USD per shares)	$ 0	$ 0.16	$ 0.08	$ 0.28	$ 0.13	$ 0.43

EARNINGS PER COMMON SHARE Anti-dulitve Securities excluded from Calculation (Details) In Millions, unless otherwise specified	1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2010	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011
Restricted Stock Units (RSUs)
Antidilutive Securities Excluded from Computation of Earnings Per Share
Anti-dilutive shares excluded from the computation of earnings per share	0.4	0.3	0.3	0.4	0.3	0.2
Stock Options
Antidilutive Securities Excluded from Computation of Earnings Per Share
Anti-dilutive shares excluded from the computation of earnings per share	0.3	0.4	0.4	0.4	0.4	0.4

SUMMARIZED CONDENSED CONSOLIDATING INFORMATION Condensed Consolidating Balance Sheet (Details) (USD $) In Thousands, except Share data, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011	Jun. 30, 2011	Dec. 31, 2010	Nov. 15, 2010	Nov. 14, 2010
Assets
Real estate investments, net of accumulated depreciation	$ 698,578	$ 658,377		$ 482,297		$ 485,337
Loans Receivable, Net	21,193	0
Cash and cash equivalents	3,110	42,250	3,454	74,233	0	67,134
Restricted cash	7,076	6,093		4,716		5,527
Deferred tax assets	25,540	25,540		26,300		26,542
Prepaid expenses, deferred financing costs and other assets	23,021	17,390		12,013		11,383
Intercompany	0	0		0
Investments in subsidiaries	0	0		0
Total assets	778,518	749,650		599,559		595,923
Liabilities and stockholders’ equity
Mortgage notes payable	157,872	158,398		161,440		151,678
Long-term Line of Credit	42,500	0
Senior unsecured notes payable	225,000	225,000		225,000		225,000
Accounts payable and accrued liabilities	11,181	14,139		9,286		15,754
Tax liability	25,540	25,540		26,300		26,300
Intercompany	0	0		0
Total liabilities	462,093	423,077		422,026		418,732
Stockholders’ equity
Preferred stock	0	0		0		0
Common stock	371	369		251		251
Additional paid-in capital	349,272	344,995		177,275		176,940
Cumulative distributions in excess of net income	(33,218)	(18,791)		7
Total stockholders' equity	316,425	326,573	175,842	177,533	177,191	177,191
Total liabilities and stockholders’ equity	778,518	749,650		599,559		595,923
Parenthetical Information
Preferred stock, par value	$ 0.01	$ 0.01		$ 0.01		$ 0.01
Preferred stock, shares authorized	10,000,000	10,000,000		10,000,000		10,000,000
Preferred stock, shares issued	0	0		0		0
Preferred stock, shares outstanding	0	0		0		0
Common stock, par value	$ 0.01	$ 0.01		$ 0.01		$ 0.01
Common stock, shares authorized	125,000,000	125,000,000		125,000,000		125,000,000
Common stock, shares issued	37,051,242	36,891,712		25,061,072		25,061,072
Common stock, shares outstanding	37,051,242	36,891,712		25,061,072		25,061,072
Parent Company
Assets
Real estate investments, net of accumulated depreciation	162	187		230
Loans Receivable, Net	0
Cash and cash equivalents	1,583	41,736	3,326	70,841	0
Restricted cash	0	0		0
Deferred tax assets	25,540	25,540		26,300
Prepaid expenses, deferred financing costs and other assets	941	874		662
Intercompany	72,861	0		0
Investments in subsidiaries	247,171	313,181		124,061
Total assets	348,258	381,518		222,094
Liabilities and stockholders’ equity
Mortgage notes payable	0	0		0
Long-term Line of Credit	0
Senior unsecured notes payable	0	0		0
Accounts payable and accrued liabilities	6,293	6,296		5,673
Tax liability	25,540	25,540		26,300
Intercompany	0	23,109		12,588
Total liabilities	31,833	54,945		44,561
Stockholders’ equity
Preferred stock	0	0		0
Common stock	371	369		251
Additional paid-in capital	349,272	344,995		177,275
Cumulative distributions in excess of net income	(33,218)	(18,791)		7
Total stockholders' equity	316,425	326,573		177,533
Total liabilities and stockholders’ equity	348,258	381,518		222,094
Issuers
Assets
Real estate investments, net of accumulated depreciation	0	0		0
Loans Receivable, Net	0
Cash and cash equivalents	0	0	0	0	0
Restricted cash	0	0		0
Deferred tax assets	0	0		0
Prepaid expenses, deferred financing costs and other assets	4,706	5,079		5,471
Intercompany	135,875	145,018		0
Investments in subsidiaries	334,637	391,131		347,030
Total assets	475,218	541,228		352,501
Liabilities and stockholders’ equity
Mortgage notes payable	0	0		0
Long-term Line of Credit	0
Senior unsecured notes payable	225,000	225,000		225,000
Accounts payable and accrued liabilities	3,047	3,047		3,440
Tax liability	0	0		0
Intercompany	0	0		0
Total liabilities	228,047	228,047		228,440
Stockholders’ equity
Preferred stock	0	0		0
Common stock	0	0		0
Additional paid-in capital	205,389	288,665		122,281
Cumulative distributions in excess of net income	41,782	24,516		1,780
Total stockholders' equity	247,171	313,181		124,061
Total liabilities and stockholders’ equity	475,218	541,228		352,501
Combined Guarantor Subsidiaries
Assets
Real estate investments, net of accumulated depreciation	518,588	474,256		289,748
Loans Receivable, Net	21,193
Cash and cash equivalents	0	0	0	0	0
Restricted cash	0	0		0
Deferred tax assets	0	0		0
Prepaid expenses, deferred financing costs and other assets	13,698	8,544		2,261
Intercompany	0	0		5,635
Investments in subsidiaries	24,894	23,611		22,903
Total assets	578,373	506,411		320,547
Liabilities and stockholders’ equity
Mortgage notes payable	0	0		0
Long-term Line of Credit	42,500
Senior unsecured notes payable	0	0		0
Accounts payable and accrued liabilities	1,158	4,107		81
Tax liability	0	0		0
Intercompany	238,790	147,146		0
Total liabilities	282,448	151,253		81
Stockholders’ equity
Preferred stock	0	0		0
Common stock	0	0		0
Additional paid-in capital	233,433	316,011		316,786
Cumulative distributions in excess of net income	62,492	39,147		3,680
Total stockholders' equity	295,925	355,158		320,466
Total liabilities and stockholders’ equity	578,373	506,411		320,547
Combined Non-Guarantor Subsidiaries
Assets
Real estate investments, net of accumulated depreciation	179,828	183,934		192,319
Loans Receivable, Net	0
Cash and cash equivalents	1,527	514	128	3,392	0
Restricted cash	7,076	6,093		4,716
Deferred tax assets	0	0		0
Prepaid expenses, deferred financing costs and other assets	3,676	2,893		3,619
Intercompany	30,054	25,237		6,953
Investments in subsidiaries	0	0		0
Total assets	222,161	218,671		210,999
Liabilities and stockholders’ equity
Mortgage notes payable	157,872	158,398		161,440
Long-term Line of Credit	0
Senior unsecured notes payable	0	0		0
Accounts payable and accrued liabilities	683	689		92
Tax liability	0	0		0
Intercompany	0	0		0
Total liabilities	158,555	159,087		161,532
Stockholders’ equity
Preferred stock	0	0		0
Common stock	0	0		0
Additional paid-in capital	52,549	52,110		48,670
Cumulative distributions in excess of net income	11,057	7,474		797
Total stockholders' equity	63,606	59,584		49,467
Total liabilities and stockholders’ equity	222,161	218,671		210,999
Elimination
Assets
Real estate investments, net of accumulated depreciation	0	0		0
Loans Receivable, Net	0
Cash and cash equivalents	0	0	0	0	0
Restricted cash	0	0		0
Deferred tax assets	0	0		0
Prepaid expenses, deferred financing costs and other assets	0	0		0
Intercompany	(238,790)	(170,255)		(12,588)
Investments in subsidiaries	(606,702)	(727,923)		(493,994)
Total assets	(845,492)	(898,178)		(506,582)
Liabilities and stockholders’ equity
Mortgage notes payable	0	0		0
Long-term Line of Credit	0
Senior unsecured notes payable	0	0		0
Accounts payable and accrued liabilities	0	0		0
Tax liability	0	0		0
Intercompany	(238,790)	(170,255)		(12,588)
Total liabilities	(238,790)	(170,255)		(12,588)
Stockholders’ equity
Preferred stock	0	0		0
Common stock	0	0		0
Additional paid-in capital	(491,371)	(656,786)		(487,737)
Cumulative distributions in excess of net income	(115,331)	(71,137)		(6,257)
Total stockholders' equity	(606,702)	(727,923)		(493,994)
Total liabilities and stockholders’ equity	$ (845,492)	$ (898,178)		$ (506,582)

SUMMARIZED CONDENSED CONSOLIDATING INFORMATION Condensed Consolidating Statement of Income (Details) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2010	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011
Revenues:
Rental income	$ 8,781	$ 24,820	$ 18,628	$ 48,483	$ 36,190	$ 80,678
Interest income	14	297	177	361	217	3,547
Total revenues	8,795	25,117	18,805	48,844	36,407	84,225
Expenses:
Depreciation and amortization	3,134	7,557	6,290	14,860	12,377	26,591
Interest	3,859	8,148	7,505	15,846	15,103	30,319
General and administrative	1,553	3,489	2,923	7,810	5,592	14,473
(Income) loss in subsidiary	0	0	0	0	0	0
Total expenses	8,546	19,194	16,718	38,516	33,072	71,383
Income before income taxes	249					12,842
Income tax expense	242					0
Net income	7	5,923	2,087	10,328	3,335	12,842
Net income per common share, basic (dollars per share)	$ 0	$ 0.16	$ 0.08	$ 0.28	$ 0.13	$ 0.43
Net income per common share, diluted (dollars per share)	$ 0	$ 0.16	$ 0.08	$ 0.28	$ 0.13	$ 0.43
Weighted-average number of common shares outstanding, basic (shares)	25,110,936	37,147,942	25,154,284	37,092,683	25,140,781	30,109,417
Weighted-average number of common shares outstanding, diluted (shares)	25,186,988	37,191,687	25,226,179	37,119,005	25,210,575	30,171,225
Parent Company
Revenues:
Rental income	0	0	0	0	0	0
Interest income	12	1	13	7	41	64
Total revenues	12	1	13	7	41	64
Expenses:
Depreciation and amortization	0	12	12	24	29	53
Interest	0	0	0	0	0	0
General and administrative	1,543	3,083	2,686	6,920	5,315	9,905
(Income) loss in subsidiary	(1,780)	(9,017)	(4,772)	(17,265)	(8,638)	(22,736)
Total expenses	(237)	(5,922)	(2,074)	(10,321)	(3,294)	(12,778)
Income before income taxes	249
Income tax expense	242
Net income	7	5,923	2,087	10,328	3,335	12,842
Issuers
Revenues:
Rental income	0	0	0	0	0	0
Interest income	0	0	0	0	0	0
Total revenues	0	0	0	0	0	0
Expenses:
Depreciation and amortization	0	0	0	0	0	0
Interest	2,470	4,757	4,653	9,514	9,403	18,913
General and administrative	0	1	0	2	0	1
(Income) loss in subsidiary	(4,250)	(13,775)	(9,425)	(26,781)	(18,041)	(41,650)
Total expenses	(1,780)	(9,017)	(4,772)	(17,265)	(8,638)	(22,736)
Income before income taxes	1,780
Income tax expense	0
Net income	1,780	9,017	4,772	17,265	8,638	22,736
Combined Guarantor Subsidiaries
Revenues:
Rental income	5,635	18,372	12,337	35,586	23,608	55,447
Interest income	0	296	162	354	175	3,479
Total revenues	5,635	18,668	12,499	35,940	23,783	58,926
Expenses:
Depreciation and amortization	2,031	5,492	4,173	10,724	8,111	18,144
Interest	151	715	324	1,178	646	1,333
General and administrative	0	376	208	839	211	4,476
(Income) loss in subsidiary	(227)	55	(105)	(147)	(199)	(493)
Total expenses	1,955	6,638	4,600	12,594	8,769	23,460
Income before income taxes	3,680
Income tax expense	0
Net income	3,680	12,030	7,899	23,346	15,014	35,466
Combined Non-Guarantor Subsidiaries
Revenues:
Rental income	3,146	6,448	6,291	12,897	12,582	25,231
Interest income	2	0	2	0	1	4
Total revenues	3,148	6,448	6,293	12,897	12,583	25,235
Expenses:
Depreciation and amortization	1,103	2,053	2,105	4,112	4,237	8,394
Interest	1,238	2,676	2,528	5,154	5,054	10,073
General and administrative	10	29	29	49	66	91
(Income) loss in subsidiary	0	0	0	0	0	0
Total expenses	2,351	4,758	4,662	9,315	9,357	18,558
Income before income taxes	797
Income tax expense	0
Net income	797	1,690	1,631	3,582	3,226	6,677
Elimination
Revenues:
Rental income	0	0	0	0	0	0
Interest income	0	0	0	0	0	0
Total revenues	0	0	0	0	0	0
Expenses:
Depreciation and amortization	0	0	0	0	0	0
Interest	0	0	0	0	0	0
General and administrative	0	0	0	0	0	0
(Income) loss in subsidiary	6,257	22,737	14,302	44,193	26,878	64,879
Total expenses	6,257	22,737	14,302	44,193	26,878	64,879
Income before income taxes	(6,257)
Income tax expense	0
Net income	$ (6,257)	$ (22,737)	$ (14,302)	$ (44,193)	$ (26,878)	$ (64,879)

SUMMARIZED CONDENSED CONSOLIDATING INFORMATION Condensed Consolidating Statement of Cash Flows (Details) (USD $) In Thousands, unless otherwise specified	1 Months Ended	6 Months Ended		12 Months Ended
	Dec. 31, 2010	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011
Condensed Financial Statements
Net cash provided by operating activities	$ 6,592	$ 24,087	$ 17,928	$ 44,705
Cash flows from investing activities:
Cash received in the Separation	67,134			0
Acquisitions of real estate	0	(55,550)	(74,000)	(204,500)
Proceeds from Loan Originations		(21,176)	0
Acquisition of note receivable	0	0	(5,348)	(5,348)
Additions to real estate	(16)	(730)	(86)	(86)
Repayment of note receivable	0			5,348
Investment in Subsidiary		0		0
Intercompany financing		0	0
Net cash (used in) provided by investing activities	67,118	(77,456)	(79,434)	(204,586)
Proceeds from Lines of Credit		42,500	0
Cash flows from financing activities:
Proceeds from mortgage notes payables	10,000	21,947	0
Payment of Separation-related obligations	(9,081)			0
Intercompany financing	0	0	0	0
Principal payments on mortgage notes payable	(235)	(22,464)	(1,499)	(3,027)
Payments of deferred financing costs	(161)	(3,435)	(270)	(677)
Issuance of common stock	0	144	547	163,242
Dividends paid	0	(24,463)	(8,051)	(31,640)
Contribution from Parent		0		0
Distribution to Parent		0	0	0
Distribution from Subsidiary		0	0	0
Net cash provided by financing activities	523	14,229	(9,273)	127,898
Net (decrease) increase in cash and cash equivalents	74,233	(39,140)	(70,779)	(31,983)
Cash and cash equivalents, beginning of period	0	42,250	74,233	74,233
Cash and cash equivalents, end of period	74,233	3,110	3,454	42,250
Parent Company
Condensed Financial Statements
Net cash provided by operating activities	5,844	22,525	16,386	41,298
Cash flows from investing activities:
Cash received in the Separation	63,747
Acquisitions of real estate		0	0	0
Proceeds from Loan Originations		0
Acquisition of note receivable			(5,348)	0
Additions to real estate	(16)	0	(86)	(86)
Repayment of note receivable				0
Investment in Subsidiary		(1,449)		(164,030)
Intercompany financing		(37,255)	(74,270)
Net cash (used in) provided by investing activities	63,731	(38,359)	(76,397)	(164,116)
Proceeds from Lines of Credit		0
Cash flows from financing activities:
Proceeds from mortgage notes payables	0	0
Payment of Separation-related obligations	(8,928)
Intercompany financing	10,355	0	0	(41,196)
Principal payments on mortgage notes payable	0	0	0	0
Payments of deferred financing costs	(161)	0	0	0
Issuance of common stock		144	547	163,242
Dividends paid		(24,463)	(8,051)	(31,640)
Contribution from Parent		0		0
Distribution to Parent		0	0	0
Distribution from Subsidiary		345	3,307	3,307
Net cash provided by financing activities	1,266	(24,319)	(7,504)	93,713
Net (decrease) increase in cash and cash equivalents	70,841	(40,153)	(67,515)	(29,105)
Cash and cash equivalents, beginning of period	0	41,736	70,841	70,841
Cash and cash equivalents, end of period	70,841	1,583	3,326	41,736
Issuers
Condensed Financial Statements
Net cash provided by operating activities	0	0	0	0
Cash flows from investing activities:
Cash received in the Separation	0
Acquisitions of real estate		0	0	0
Proceeds from Loan Originations		0
Acquisition of note receivable			0	0
Additions to real estate	0	0	0	0
Repayment of note receivable				0
Investment in Subsidiary		(1,449)		0
Intercompany financing		(37,255)	(74,270)
Net cash (used in) provided by investing activities	0	(38,359)	(70,963)	0
Proceeds from Lines of Credit		0
Cash flows from financing activities:
Proceeds from mortgage notes payables	0	0
Payment of Separation-related obligations	0
Intercompany financing	0	37,255	74,540	(163,504)
Principal payments on mortgage notes payable	0	0	0	0
Payments of deferred financing costs	0	0	(270)	(430)
Issuance of common stock		0	0	0
Dividends paid		0	0	0
Contribution from Parent		1,449		163,934
Distribution to Parent		(345)	(3,307)	0
Distribution from Subsidiary		345	3,307	0
Net cash provided by financing activities	0	38,359	70,963	0
Net (decrease) increase in cash and cash equivalents	0	0	0	0
Cash and cash equivalents, beginning of period	0	0	0	0
Cash and cash equivalents, end of period	0	0	0	0
Combined Guarantor Subsidiaries
Condensed Financial Statements
Net cash provided by operating activities	0	0	0	0
Cash flows from investing activities:
Cash received in the Separation	0
Acquisitions of real estate		(55,550)	(74,000)	(204,500)
Proceeds from Loan Originations		(21,176)
Acquisition of note receivable			0	(5,348)
Additions to real estate	0	(730)	0	0
Repayment of note receivable				5,348
Investment in Subsidiary		0		0
Intercompany financing		0	0
Net cash (used in) provided by investing activities	0	(77,456)	(74,000)	(204,500)
Proceeds from Lines of Credit		42,500
Cash flows from financing activities:
Proceeds from mortgage notes payables	0	0
Payment of Separation-related obligations	0
Intercompany financing	0	37,255	74,000	204,700
Principal payments on mortgage notes payable	0	0	0	0
Payments of deferred financing costs	0	(2,299)	0	(200)
Issuance of common stock		0	0	0
Dividends paid		0	0	0
Contribution from Parent		0		0
Distribution to Parent		0	0	0
Distribution from Subsidiary		0	0	0
Net cash provided by financing activities	0	77,456	74,000	204,500
Net (decrease) increase in cash and cash equivalents	0	0	0	0
Cash and cash equivalents, beginning of period	0	0	0	0
Cash and cash equivalents, end of period	0	0	0	0
Combined Non-Guarantor Subsidiaries
Condensed Financial Statements
Net cash provided by operating activities	748	1,562	1,542	3,407
Cash flows from investing activities:
Cash received in the Separation	3,387
Acquisitions of real estate		0	0	0
Proceeds from Loan Originations		0
Acquisition of note receivable			0	0
Additions to real estate	0	0	0	0
Repayment of note receivable				0
Investment in Subsidiary		0		0
Intercompany financing		0	0
Net cash (used in) provided by investing activities	3,387	0	0	0
Proceeds from Lines of Credit		0
Cash flows from financing activities:
Proceeds from mortgage notes payables	10,000	21,947
Payment of Separation-related obligations	(153)
Intercompany financing	(10,355)	0	0	0
Principal payments on mortgage notes payable	(235)	(22,464)	(1,499)	(3,027)
Payments of deferred financing costs	0	(1,136)	0	(47)
Issuance of common stock		0	0	0
Dividends paid		0	0	0
Contribution from Parent		1,449		96
Distribution to Parent		(345)	(3,307)	(3,307)
Distribution from Subsidiary		0	0	0
Net cash provided by financing activities	(743)	(549)	(4,806)	(6,285)
Net (decrease) increase in cash and cash equivalents	3,392	1,013	(3,264)	(2,878)
Cash and cash equivalents, beginning of period	0	514	3,392	3,392
Cash and cash equivalents, end of period	3,392	1,527	128	514
Elimination
Condensed Financial Statements
Net cash provided by operating activities	0	0	0	0
Cash flows from investing activities:
Cash received in the Separation	0
Acquisitions of real estate		0	0	0
Proceeds from Loan Originations		0
Acquisition of note receivable			0	0
Additions to real estate	0	0	0	0
Repayment of note receivable				0
Investment in Subsidiary		2,898		164,030
Intercompany financing		74,510	148,540
Net cash (used in) provided by investing activities	0	76,718	141,926	164,030
Proceeds from Lines of Credit		0
Cash flows from financing activities:
Proceeds from mortgage notes payables	0	0
Payment of Separation-related obligations	0
Intercompany financing	0	(74,510)	(148,540)	0
Principal payments on mortgage notes payable	0	0	0	0
Payments of deferred financing costs	0	0	0	0
Issuance of common stock		0	0	0
Dividends paid		0	0	0
Contribution from Parent		(2,898)		(164,030)
Distribution to Parent		690	6,614	3,307
Distribution from Subsidiary		(690)	(6,614)	(3,307)
Net cash provided by financing activities	0	(76,718)	(141,926)	(164,030)
Net (decrease) increase in cash and cash equivalents	0	0	0	0
Cash and cash equivalents, beginning of period	0	0	0	0
Cash and cash equivalents, end of period	$ 0	$ 0	$ 0	$ 0

PRO FORMA FINANCIAL INFORMATION (Details) (USD $) In Thousands, except Share data, unless otherwise specified	0 Months Ended		1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Aug. 01, 2011	Aug. 02, 2011	Dec. 31, 2010 Series of Individually Immaterial Business Acquisitions	Jun. 30, 2012 Series of Individually Immaterial Business Acquisitions	Jun. 30, 2011 Series of Individually Immaterial Business Acquisitions	Jun. 30, 2012 Series of Individually Immaterial Business Acquisitions Facilities	Jun. 30, 2011 Series of Individually Immaterial Business Acquisitions	Dec. 31, 2011 Series of Individually Immaterial Business Acquisitions Facilities
Business Acquisition
Number of acquired properties						6		11
Stock issuance, shares	11,700,000	11,700,000
Business Acquisition, Pro Forma Information [Abstract]
Revenues			$ 31,386	$ 25,847	$ 25,550	$ 51,704	$ 50,963	$ 96,543
Depreciation and amortization			8,995	7,662	7,889	15,335	15,813	29,883
Net income			$ 16,737	$ 6,653	$ 6,853	$ 12,840	$ 13,502	$ 24,890
Net income per common share, basic (USD per share)			$ 0.45	$ 0.18	$ 0.19	$ 0.35	$ 0.37	$ 0.67
Net income per common share, diluted (USD per share)			$ 0.45	$ 0.18	$ 0.19	$ 0.35	$ 0.37	$ 0.67
Weighted-average number of common shares outstanding, basic (in shares)			36,840,936	37,147,942	36,884,284	37,092,683	36,870,784	36,922,458
Weighted-average number of common shares outstanding, diluted (in shares)			36,916,988	37,191,687	36,956,179	37,119,005	36,940,575	36,984,266

COMMITMENTS AND CONTINGENCIES (Details) (USD $)	Nov. 15, 2010 Facilities	Dec. 31, 2010 Sun Healthcare Group, Inc	Jun. 30, 2012 Sun Healthcare Group, Inc States employee Facilities	Jun. 30, 2011 Sun Healthcare Group, Inc	Jun. 30, 2012 Sun Healthcare Group, Inc States employee Facilities	Jun. 30, 2011 Sun Healthcare Group, Inc	Dec. 31, 2011 Sun Healthcare Group, Inc Facilities States	Jun. 20, 2012 Sun Healthcare Group, Inc	Aug. 01, 2011 Cadia Portfolio Facilities Beds	Dec. 31, 2010 Cadia Portfolio	Jun. 30, 2012 Cadia Portfolio	Jun. 30, 2012 Cadia Portfolio	Dec. 31, 2011 Cadia Portfolio	Jun. 30, 2012 Cadia Portfolio Minimum	Dec. 31, 2011 Cadia Portfolio Minimum	Jun. 30, 2012 Cadia Portfolio Maximum	Dec. 31, 2011 Cadia Portfolio Maximum	Dec. 31, 2010 Texas Regional Medical Center	Dec. 31, 2011 Texas Regional Medical Center	May 03, 2011 Texas Regional Medical Center employee Beds	Jun. 30, 2012 Customer Concentration Risk Revenue Sun Healthcare Group, Inc	Jun. 30, 2012 Customer Concentration Risk Revenue Sun Healthcare Group, Inc	Dec. 31, 2011 Customer Concentration Risk Revenue Sun Healthcare Group, Inc	Jun. 30, 2012 Customer Concentration Risk Revenue Cadia Portfolio	Dec. 31, 2011 Customer Concentration Risk Revenue Cadia Portfolio	Jun. 30, 2012 Customer Concentration Risk Revenue Cadia Portfolio	Dec. 31, 2011 Customer Concentration Risk Revenue Cadia Portfolio	Dec. 31, 2011 Customer Concentration Risk Revenue Texas Regional Medical Center	Dec. 31, 2011 Customer Concentration Risk Revenue Texas Regional Medical Center	Jun. 30, 2012 Customer Concentration Risk Assets Cadia Portfolio	Jun. 30, 2012 Customer Concentration Risk Assets Cadia Portfolio	Dec. 31, 2011 Customer Concentration Risk Assets Cadia Portfolio	Dec. 31, 2011 Customer Concentration Risk Assets Texas Regional Medical Center	Dec. 31, 2010 Geographic Concentration Risk Revenue Maximum	Jun. 30, 2012 Geographic Concentration Risk Revenue Maximum	Jun. 30, 2011 Geographic Concentration Risk Revenue Maximum	Jun. 30, 2012 Geographic Concentration Risk Revenue Maximum	Jun. 30, 2011 Geographic Concentration Risk Revenue Maximum	Dec. 31, 2011 Geographic Concentration Risk Revenue Maximum	Jun. 30, 2012 Geographic Concentration Risk Net Assets, Geographic Area States	Dec. 31, 2011 Geographic Concentration Risk Net Assets, Geographic Area States	Jun. 30, 2012 Operating Segments Facilities	Dec. 31, 2011 Operating Segments Facilities	Dec. 31, 2010 Operating Segments Facilities	Jun. 30, 2012 Operating Segments Sun Healthcare Group, Inc Facilities	Dec. 31, 2011 Operating Segments Sun Healthcare Group, Inc Facilities	Dec. 31, 2010 Broadmeadow Investment Cadia Portfolio	Dec. 31, 2011 Broadmeadow Investment Cadia Portfolio	Dec. 31, 2010 Capitol Nursing and Rehabilitation Center Cadia Portfolio	Dec. 31, 2011 Capitol Nursing and Rehabilitation Center Cadia Portfolio	Dec. 31, 2010 Pike Creek Healthcare Services Cadia Portfolio	Dec. 31, 2011 Pike Creek Healthcare Services Cadia Portfolio	Dec. 31, 2010 Peninsula Healthcare Services Cadia Portfolio	Dec. 31, 2011 Peninsula Healthcare Services Cadia Portfolio
Concentration Risk
Number of Real Estate Properties	86																																									103	97	86	86	86
Concentration risk, percentage																					72.00%	74.00%	84.00%	11.00%	5.00%	11.00%	11.00%	5.00%	7.00%	12.00%	12.00%	13.00%	8.00%	19.00%	14.00%	18.00%	14.00%	18.00%	16.00%
Number of inpatient centers			190		190		199
Number of states in which entity operates			23		23		25
Earnings before interest, depreciation, amortization, restructuring costs and rent		$ 249,800,000	$ 56,200,000	$ 67,700,000	$ 108,400,000	$ 132,300,000	$ 243,400,000
Debt net of cash		74,800,000	45,600,000		45,600,000		31,900,000
Liquidity		141,200,000	103,600,000		103,600,000		117,900,000
Line of credit facility, remaining borrowing capacity		60,000,000	60,000,000		60,000,000		60,000,000
Concentration Risk, Major Customer, Acquisition by Third-party, Cash Payment Per Common Share								$ 8.5
Concentration Risk, Major Customer, Acquisition by Third-party, Consideration Transferred								275,000,000
Concentration Risk, Major Customer, Acquisition by Third-party, After Acquisition, Combined Revenue							4,000,000,000
Concentration Risk, Major Customer, Acquisition by Third-party, After Acquisition, Combined Number of Properties			420		420
Concentration Risk, Major Customer, Acquisition by Third-party, After Acquisition, Combined Number of Employees			75,000		75,000
Number of acquired properties									4
Age of facilities acquired														3 years	2 years	16 years	15 years
Number of units in real estate property									500											70
Business Acquisition, Number of Physicians Who Practiced At Property Acquired																				75
Revenues		1,900,000,000	457,100,000	470,600,000	915,600,000	936,900,000	1,900,000,000			58,677,000	14,841	29,800	61,311,000					72,101,000	74,202,000																												13,146,000	13,921,000	12,760,000	13,028,000	18,356,000	19,654,000	14,415,000	14,708,000
Operating expenses										50,060,000	14,104	28,491	53,529,000					58,851,000	58,999,000																												10,801,000	12,117,000	11,335,000	11,777,000	16,018,000	16,813,000	11,906,000	12,822,000
Net income										4,684,000	718	1,272	5,853,000					377,000	1,402,000																												1,570,000	1,237,000	977,000	938,000	786,000	2,549,000	1,351,000	1,129,000
Cash and cash equivalents		81,200,000	43,600,000		43,600,000		57,900,000			6,080,000	5,633	5,633	8,503,000					833,000	642,000																												1,577,000	1,486,000	1,529,000	3,862,000	1,653,000	1,653,000	1,321,000	1,502,000
Total current assets										11,223,000	10,027	10,027	12,363,000					15,604,000	19,083,000																												2,731,000	2,221,000	2,240,000	4,184,000	3,466,000	3,272,000	2,786,000	2,686,000
Total current liabilities										5,905,000	7,243	7,243	5,000,000					18,348,000	18,080,000																												1,122,000	588,000	893,000	1,968,000	2,166,000	833,000	1,724,000	1,611,000
Total debt										42,960,000	0	0	0					70,669,000	69,541,000																												9,999,000	0	6,064,000	0	13,887,000	0	13,010,000	0
Capital lease obligation																		$ 54,166,000	$ 52,393,000
Number of States in which Entity Operates																																								25	23
Loans and Leases Receivable, Lease Term									15 years

SUBSEQUENT EVENTS (Details) (USD $)	0 Months Ended					6 Months Ended		12 Months Ended
	Apr. 24, 2012	Feb. 29, 2012	Nov. 02, 2011	Aug. 02, 2011	May 03, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011
Subsequent Event
Common dividends, declared	$ 0.33	$ 0.33	$ 0.32	$ 0.32	$ 0.32	$ 0.66	$ 0.32	$ 0.96
Subsequent Event
Subsequent Event
Common dividends, declared		$ 0.33

SCHEDULE III (Details) (USD $)	1 Months Ended	12 Months Ended																	12 Months Ended																																																																																																																																																										12 Months Ended																						12 Months Ended														12 Months Ended
	Dec. 31, 2010	Dec. 31, 2011		Jun. 30, 2012 Revolving Credit Facility	Feb. 09, 2012 Revolving Credit Facility	Dec. 31, 2011 Revolving Credit Facility	Dec. 31, 2011 Mortgage Indebtedness		Dec. 31, 2010 Mortgage Indebtedness		Dec. 31, 2011 Mortgage Indebtedness Property Group 1	Dec. 31, 2011 Mortgage Indebtedness Property Group 2	Dec. 31, 2011 Mortgage Indebtedness Property Group 3	Dec. 31, 2011 Mortgage Indebtedness Property Group 4	Dec. 31, 2011 Care Facilities		Dec. 31, 2011 Skilled Nursing Facilities		Dec. 31, 2011 New Martinsville		Dec. 31, 2011 Glenville		Dec. 31, 2011 Renaissance Terrace		Dec. 31, 2011 Greenwood		Dec. 31, 2011 Pawtuxet Village		Dec. 31, 2011 Woodland View		Dec. 31, 2011 Forest Hills, SNF		Dec. 31, 2011 Seminole Estates		Dec. 31, 2011 Bryan Care		Dec. 31, 2011 Sylvania		Dec. 31, 2011 Point Place		Dec. 31, 2011 Perrysburg		Dec. 31, 2011 Forest View		Dec. 31, 2011 New Lebanon		Dec. 31, 2011 New Lexington		Dec. 31, 2011 Twin Rivers		Dec. 31, 2011 San Juan		Dec. 31, 2011 Mckinley Care		Dec. 31, 2011 Bedford Hills		Dec. 31, 2011 Exeter on Hampton		Dec. 31, 2011 Pheasant Wood		Dec. 31, 2011 Westwood		Dec. 31, 2011 Colonial Hill		Dec. 31, 2011 Crestwood Care		Dec. 31, 2011 Applewood		Dec. 31, 2011 Elms Care		Dec. 31, 2011 Woodland Hill		Dec. 31, 2011 Missouri River		Dec. 31, 2011 Butte Care		Dec. 31, 2011 Whitefish Care		Dec. 31, 2011 Deer Lodge		Dec. 31, 2011 Twin Oaks		Dec. 31, 2011 Maplewood		Dec. 31, 2011 Saugus		Dec. 31, 2011 Kensington Manor		Dec. 31, 2011 Regency Care		Dec. 31, 2011 Paducah Care		Dec. 31, 2011 Countryside Care		Dec. 31, 2011 Bradford Square		Dec. 31, 2011 Hillside Villa		Dec. 31, 2011 Klondike Care		Dec. 31, 2011 Colonial Manor		Dec. 31, 2011 Hopkins Care		Dec. 31, 2011 Bridge Point		Dec. 31, 2011 Magnolia Village		Dec. 31, 2011 Decatur Township		Dec. 31, 2011 Gooding/Bennett Hills		Dec. 31, 2011 Fountain City		Dec. 31, 2011 Etowah Landing		Dec. 31, 2011 Oakhurst		Dec. 31, 2011 Orchard Ridge		Dec. 31, 2011 Bay Tree		Dec. 31, 2011 West Bay		Dec. 31, 2011 Sunset Point		Dec. 31, 2011 Arden House		Dec. 31, 2011 Pope John Paul		Dec. 31, 2011 Saint Camillus		Dec. 31, 2011 Madison House		Dec. 31, 2011 Willows Connecticut		Dec. 31, 2011 Reservoir		Dec. 31, 2011 Glen Hill		Dec. 31, 2011 Governor's House		Dec. 31, 2011 Elms Haven		Dec. 31, 2011 Sable		Dec. 31, 2011 Carmicheal		Dec. 31, 2011 Willows California		Dec. 31, 2011 Washington Care		Dec. 31, 2011 Oak Brook Health Care Center		Dec. 31, 2011 Broadmeadow Healthcare		Dec. 31, 2011 Capitol Healthcare		Dec. 31, 2011 Pike Creek Healthcare		Dec. 31, 2011 Renaissance Healthcare		Dec. 31, 2011 Honey Hill Care Center		Dec. 31, 2011 Manokin Manor Nursing and Rehabilitation Center		Dec. 31, 2011 Wesley Woods Alzheimer's Care Center		Dec. 31, 2011 Windcrest Alzheimer's Care Center		Dec. 31, 2011 Multi License Designation		Dec. 31, 2011 Forest Hills ALF		Dec. 31, 2011 Langdon Place of Dover		Dec. 31, 2011 Clipper Harbor		Dec. 31, 2011 Mineral Springs		Dec. 31, 2011 Wolfeboro		Dec. 31, 2011 Langdon Place of Keene		Dec. 31, 2011 Edmondson Care		Dec. 31, 2011 Heartland Villa		Dec. 31, 2011 Meridian Care		Dec. 31, 2011 Saint Joseph's		Dec. 31, 2011 Assisted Living Facilities		Dec. 31, 2011 Monroe House		Dec. 31, 2011 Langdon Place of Exeter		Dec. 31, 2011 Langdon Place of Nashua		Dec. 31, 2011 Heritage Place		Dec. 31, 2011 The Legacy		Dec. 31, 2011 Creekside Senior Living		Dec. 31, 2011 Mental Health		Dec. 31, 2011 Lake Drive		Dec. 31, 2011 Boise		Dec. 31, 2011 Glen Crest		Dec. 31, 2011 Village at Northrise		Dec. 31, 2011 Texas Regional Medical Center at Sunnyvale		Dec. 31, 2011 Multi-property Indebtedness		Dec. 31, 2011 Operating Segments		Dec. 31, 2011 Corporate Level
Real Estate and Accumulated Depreciation
Encumbrances		$ 157,898,000													$ 53,730,000		$ 39,455,000		$ 0	[1]	$ 0		$ 0		$ 0		$ 0		$ 4,456,000		$ 0	[2]	$ 0		$ 0		$ 0	[3]	$ 0		$ 0		$ 0		$ 0		$ 0		$ 0		$ 0	[4]	$ 0	[4]	$ 6,833,000		$ 0	[5]	$ 0		$ 0		$ 0	[5]	$ 0		$ 0		$ 0		$ 0	[3]	$ 0	[4]	$ 0	[4]	$ 0	[4]	$ 0	[4]	$ 0		$ 0		$ 0		$ 0		$ 0		$ 0		$ 0		$ 0		$ 0		$ 0		$ 0		$ 0		$ 0	[3]	$ 0		$ 0		$ 0		$ 0	[1]	$ 0		$ 0	[3]	$ 0	[3]	$ 0		$ 0	[3]	$ 0	[3]	$ 20,413,000		$ 0	[3]	$ 0		$ 0		$ 0		$ 7,753,000		$ 0	[3]	$ 0		$ 0	[1]	$ 0	[1]	$ 0	[3]	$ 0		$ 0	[4]	$ 0		$ 0		$ 0		$ 0		$ 0		$ 0		$ 0		$ 0		$ 0		$ 10,277,000		$ 0	[2]	$ 4,970,000		$ 0	[5]	$ 0	[5]	$ 0	[5]	$ 5,307,000		$ 0		$ 0		$ 0	[3]	$ 0	[3]	$ 3,998,000		$ 0		$ 3,998,000		$ 0	[5]	$ 0		$ 0		$ 0		$ 0		$ 0		$ 0		$ 0		$ 0	[3]	$ 0		$ 104,168,000		$ 157,898,000		$ 0
Initial Cost to Company
Land		91,731,000													87,711,000		76,499,000		475,000	[1]	484,000		76,000		2,066,000		1,275,000		1,012,000		1,653,000	[2]	655,000		1,278,000		942,000	[3]	1,089,000		987,000		819,000		784,000		63,000		280,000		799,000	[4]	409,000	[4]	1,911,000		2,365,000	[5]	625,000		699,000		412,000	[5]	557,000		348,000		312,000		1,706,000	[3]	2,023,000	[4]	1,092,000	[4]	651,000	[4]	190,000	[4]	885,000		771,000		285,000		1,864,000		1,169,000		1,636,000		239,000		774,000		277,000		764,000		792,000		592,000		0	[3]	14,000		673,000		0		253,000	[1]	43,000		1,474,000	[3]	536,000	[3]	786,000		775,000	[3]	706,000	[3]	2,250,000		0	[3]	0		4,337,000		1,838,000		1,204,000		918,000	[3]	0		3,717,000	[1]	1,272,000	[1]	0	[3]	137,000		0	[4]	1,433,000		1,650,000		4,940,000		2,460,000		1,640,000		1,722,000		1,953,000		883,000		800,000		6,443,000		1,803,000	[2]	801,000		846,000	[5]	417,000	[5]	454,000	[5]	304,000		446,000		532,000		840,000	[3]	0	[3]	1,821,000		0		571,000		0	[5]	668,000		325,000		257,000		160,000		160,000		0		1,356,000		1,432,000	[3]	4,020,000		0		91,731,000		0
Buildings and Improvements		681,744,000	[6]												623,988,000	[6]	510,857,000	[6]	10,543,000	[1],[6]	2,839,000	[6]	4,459,000	[6]	10,178,000	[6]	6,602,000	[6]	5,632,000	[6]	11,259,000	[2],[6]	3,527,000	[6]	6,477,000	[6]	5,627,000	[3],[6]	5,364,000	[6]	5,358,000	[6]	4,214,000	[6]	4,243,000	[6]	3,487,000	[6]	3,004,000	[6]	4,163,000	[4],[6]	1,865,000	[4],[6]	12,245,000	[6]	2,350,000	[5],[6]	3,986,000	[6]	3,823,000	[6]	3,960,000	[5],[6]	3,441,000	[6]	3,075,000	[6]	1,679,000	[6]	8,053,000	[3],[6]	16,967,000	[4],[6]	12,654,000	[4],[6]	6,339,000	[4],[6]	3,032,000	[4],[6]	5,100,000	[6]	4,550,000	[6]	1,643,000	[6]	7,523,000	[6]	5,989,000	[6]	4,133,000	[6]	4,790,000	[6]	3,848,000	[6]	4,272,000	[6]	3,576,000	[6]	3,050,000	[6]	2,277,000	[6]	2,278,000	[3],[6]	629,000	[6]	3,730,000	[6]	1,731,000	[6]	2,797,000	[1],[6]	842,000	[6]	8,212,000	[3],[6]	5,685,000	[3],[6]	4,870,000	[6]	4,660,000	[3],[6]	4,370,000	[3],[6]	23,816,000	[6]	13,702,000	[3],[6]	12,528,000	[6]	8,164,000	[6]	9,961,000	[6]	9,457,000	[6]	7,017,000	[3],[6]	5,750,000	[6]	18,473,000	[1],[6]	5,591,000	[1],[6]	1,741,000	[3],[6]	1,426,000	[6]	1,331,000	[4],[6]	9,643,000	[6]	21,730,000	[6]	15,500,000	[6]	25,240,000	[6]	22,620,000	[6]	6,125,000	[6]	7,811,000	[6]	7,642,000	[6]	4,589,000	[6]	74,802,000	[6]	3,927,000	[2],[6]	10,036,000	[6]	7,632,000	[5],[6]	5,352,000	[5],[6]	4,531,000	[5],[6]	3,992,000	[6]	5,087,000	[6]	4,025,000	[6]	8,342,000	[3],[6]	21,878,000	[3],[6]	24,822,000	[6]	182,000	[6]	7,183,000	[6]	5,654,000	[5],[6]	5,492,000	[6]	4,019,000	[6]	2,292,000	[6]	838,000	[6]	549,000	[6]	289,000	[6]	6,666,000	[6]	6,003,000	[3],[6]	57,620,000	[6]	0	[6]	681,608,000	[6]	136,000	[6]
Total		773,475,000													711,699,000		587,356,000		11,018,000	[1]	3,323,000		4,535,000		12,244,000		7,877,000		6,644,000		12,912,000	[2]	4,182,000		7,755,000		6,569,000	[3]	6,453,000		6,345,000		5,033,000		5,027,000		3,550,000		3,284,000		4,962,000	[4]	2,274,000	[4]	14,156,000		4,715,000	[5]	4,611,000		4,522,000		4,372,000	[5]	3,998,000		3,423,000		1,991,000		9,759,000	[3]	18,990,000	[4]	13,746,000	[4]	6,990,000	[4]	3,222,000	[4]	5,985,000		5,321,000		1,928,000		9,387,000		7,158,000		5,769,000		5,029,000		4,622,000		4,549,000		4,340,000		3,842,000		2,869,000		2,278,000	[3]	643,000		4,403,000		1,731,000		3,050,000	[1]	885,000		9,686,000	[3]	6,221,000	[3]	5,656,000		5,435,000	[3]	5,076,000	[3]	26,066,000		13,702,000	[3]	12,528,000		12,501,000		11,799,000		10,661,000		7,935,000	[3]	5,750,000		22,190,000	[1]	6,863,000	[1]	1,741,000	[3]	1,563,000		1,331,000	[4]	11,076,000		23,380,000		20,440,000		27,700,000		24,260,000		7,847,000		9,764,000		8,525,000		5,389,000		81,245,000		5,730,000	[2]	10,837,000		8,478,000	[5]	5,769,000	[5]	4,985,000	[5]	4,296,000		5,533,000		4,557,000		9,182,000	[3]	21,878,000	[3]	26,643,000		182,000		7,754,000		5,654,000	[5]	6,160,000		4,344,000		2,549,000		998,000		709,000		289,000		8,022,000		7,435,000	[3]	61,640,000		0		773,339,000		136,000
Costs Capitalized Subsequent to Acquisition		103,000													0		0		0	[1]	0		0		0		0		0		0	[2]	0		0		0	[3]	0		0		0		0		0		0		0	[4]	0	[4]	0		0	[5]	0		0		0	[5]	0		0		0		0	[3]	0	[4]	0	[4]	0	[4]	0	[4]	0		0		0		0		0		0		0		0		0		0		0		0		0	[3]	0		0		0		0	[1]	0		0	[3]	0	[3]	0		0	[3]	0	[3]	0		0	[3]	0		0		0		0		0	[3]	0		0	[1]	0	[1]	0	[3]	0		0	[4]	0		0		0		0		0		0		0		0		0		0		0	[2]	0		0	[5]	0	[5]	0	[5]	0		0		0		0	[3]	0	[3]	0		0		0		0	[5]	0		0		0		0		0		0		0		0	[3]	0		0		0		103,000
Gross Amount at which Carried at Close of Period
Land		91,731,000													87,711,000		76,499,000		475,000	[1]	484,000		76,000		2,066,000		1,275,000		1,012,000		1,653,000	[2]	655,000		1,278,000		942,000	[3]	1,089,000		987,000		819,000		784,000		63,000		280,000		799,000	[4]	409,000	[4]	1,911,000		2,365,000	[5]	625,000		699,000		412,000	[5]	557,000		348,000		312,000		1,706,000	[3]	2,023,000	[4]	1,092,000	[4]	651,000	[4]	190,000	[4]	885,000		771,000		285,000		1,864,000		1,169,000		1,636,000		239,000		774,000		277,000		764,000		792,000		592,000		0	[3]	14,000		673,000		0		253,000	[1]	43,000		1,474,000	[3]	536,000	[3]	786,000		775,000	[3]	706,000	[3]	2,250,000		0	[3]	0		4,337,000		1,838,000		1,204,000		918,000	[3]	0		3,717,000	[1]	1,272,000	[1]	0	[3]	137,000		0	[4]	1,433,000		1,650,000		4,940,000		2,460,000		1,640,000		1,722,000		1,953,000		883,000		800,000		6,443,000		1,803,000	[2]	801,000		846,000	[5]	417,000	[5]	454,000	[5]	304,000		446,000		532,000		840,000	[3]	0	[3]	1,821,000		0		571,000		0	[5]	668,000		325,000		257,000		160,000		160,000		0		1,356,000		1,432,000	[3]	4,020,000		0		91,731,000		0
Building and Improvements		675,562,000	[3],[6]												617,703,000	[3],[6]	506,110,000	[6],[7]	10,539,000	[1],[6],[7]	2,834,000	[6],[7]	4,430,000	[6],[7]	10,128,000	[6],[7]	6,520,000	[6],[7]	5,574,000	[6],[7]	11,246,000	[2],[6],[7]	3,387,000	[6],[7]	6,422,000	[6],[7]	5,572,000	[3],[6],[7]	5,325,000	[6],[7]	5,309,000	[6],[7]	4,184,000	[6],[7]	4,172,000	[6],[7]	3,468,000	[6],[7]	2,967,000	[6],[7]	4,140,000	[4],[6],[7]	1,865,000	[4],[6],[7]	12,208,000	[6],[7]	2,262,000	[5],[6],[7]	3,685,000	[6],[7]	3,529,000	[6],[7]	3,837,000	[5],[6],[7]	3,217,000	[6],[7]	2,848,000	[6],[7]	1,568,000	[6],[7]	8,042,000	[3],[6],[7]	16,877,000	[4],[6],[7]	12,630,000	[4],[6],[7]	6,321,000	[4],[6],[7]	3,024,000	[4],[6],[7]	5,071,000	[6],[7]	4,481,000	[6],[7]	1,612,000	[6],[7]	7,519,000	[6],[7]	5,989,000	[6],[7]	4,133,000	[6],[7]	4,790,000	[6],[7]	3,840,000	[6],[7]	4,272,000	[6],[7]	3,575,000	[6],[7]	3,047,000	[6],[7]	2,276,000	[6],[7]	2,274,000	[3],[6],[7]	629,000	[6],[7]	3,706,000	[6],[7]	1,731,000	[6],[7]	2,786,000	[1],[6],[7]	842,000	[6],[7]	8,107,000	[3],[6],[7]	5,590,000	[3],[6],[7]	4,795,000	[6],[7]	4,526,000	[3],[6],[7]	4,306,000	[3],[6],[7]	23,396,000	[6],[7]	13,702,000	[3],[6],[7]	12,523,000	[6],[7]	8,028,000	[6],[7]	9,510,000	[6],[7]	9,270,000	[6],[7]	6,844,000	[3],[6],[7]	5,514,000	[6],[7]	18,400,000	[1],[6],[7]	5,531,000	[1],[6],[7]	1,724,000	[3],[6],[7]	1,411,000	[6],[7]	1,330,000	[4],[6],[7]	9,643,000	[6],[7]	21,730,000	[6],[7]	15,500,000	[6],[7]	25,240,000	[6],[7]	22,620,000	[6],[7]	6,125,000	[6],[7]	7,811,000	[6],[7]	7,642,000	[6],[7]	4,589,000	[6],[7]	73,907,000	[6],[7]	3,905,000	[2],[6],[7]	9,653,000	[6],[7]	7,570,000	[5],[6],[7]	5,175,000	[5],[6],[7]	4,399,000	[5],[6],[7]	3,902,000	[6],[7]	5,085,000	[6],[7]	4,024,000	[6],[7]	8,324,000	[3],[6],[7]	21,870,000	[3],[6],[7]	24,402,000	[3],[6]	174,000	[6],[7]	7,038,000	[6],[7]	5,389,000	[3],[5],[6]	5,491,000	[3],[6]	4,018,000	[3],[6]	2,292,000	[3],[6]	811,000	[3],[6]	544,000	[3],[6]	267,000	[3],[6]	6,652,000	[3],[6]	5,821,000	[3],[6]	57,620,000	[3],[6]	0	[3],[6]	675,323,000	[3],[6]	239,000	[3],[6]
Total		767,293,000													705,414,000		582,609,000		11,014,000	[1]	3,318,000		4,506,000		12,194,000		7,795,000		6,586,000		12,899,000	[2]	4,042,000		7,700,000		6,514,000	[3]	6,414,000		6,296,000		5,003,000		4,956,000		3,531,000		3,247,000		4,939,000	[4]	2,274,000	[4]	14,119,000		4,627,000	[5]	4,310,000		4,228,000		4,249,000	[5]	3,774,000		3,196,000		1,880,000		9,748,000	[3]	18,900,000	[4]	13,722,000	[4]	6,972,000	[4]	3,214,000	[4]	5,956,000		5,252,000		1,897,000		9,383,000		7,158,000		5,769,000		5,029,000		4,614,000		4,549,000		4,339,000		3,839,000		2,868,000		2,274,000	[3]	643,000		4,379,000		1,731,000		3,039,000	[1]	885,000		9,581,000	[3]	6,126,000	[3]	5,581,000		5,301,000	[3]	5,012,000	[3]	25,646,000		13,702,000	[3]	12,523,000		12,365,000		11,348,000		10,474,000		7,762,000	[3]	5,514,000		22,117,000	[1]	6,803,000	[1]	1,724,000	[3]	1,548,000		1,330,000	[4]	11,076,000		23,380,000		20,440,000		27,700,000		24,260,000		7,847,000		9,764,000		8,525,000		5,389,000		80,350,000		5,708,000	[2]	10,454,000		8,416,000	[5]	5,592,000	[5]	4,853,000	[5]	4,206,000		5,531,000		4,556,000		9,164,000	[3]	21,870,000	[3]	26,223,000		174,000		7,609,000		5,389,000	[5]	6,159,000		4,343,000		2,549,000		971,000		704,000		267,000		8,008,000		7,253,000	[3]	61,640,000		0		767,054,000		239,000
Accumulated Depreciation and Amortization		(108,916,000)													(107,710,000)		(83,235,000)		(2,772,000)	[1]	(398,000)		(1,457,000)		(2,255,000)		(1,554,000)		(1,585,000)		(2,249,000)	[2]	(397,000)		(1,270,000)		(1,340,000)	[3]	(854,000)		(1,048,000)		(977,000)		(958,000)		(1,568,000)		(618,000)		(802,000)	[4]	(330,000)	[4]	(2,240,000)		(940,000)	[5]	(822,000)		(811,000)		(913,000)	[5]	(723,000)		(568,000)		(440,000)		(1,236,000)	[3]	(3,492,000)	[4]	(2,322,000)	[4]	(1,233,000)	[4]	(719,000)	[4]	(1,298,000)		(1,211,000)		(672,000)		(1,158,000)		(1,493,000)		(916,000)		(850,000)		(971,000)		(1,074,000)		(844,000)		(728,000)		(578,000)		(763,000)	[3]	(306,000)		(727,000)		(392,000)		(1,044,000)	[1]	(270,000)		(1,597,000)	[3]	(1,096,000)	[3]	(1,098,000)		(1,004,000)	[3]	(989,000)	[3]	(3,994,000)		(2,617,000)	[3]	(2,552,000)		(1,182,000)		(1,606,000)		(1,375,000)		(1,452,000)	[3]	(1,409,000)		(3,372,000)	[1]	(1,128,000)	[1]	(592,000)	[3]	(398,000)		(265,000)	[4]	(171,000)		(236,000)		(176,000)		(277,000)		(253,000)		(65,000)		(80,000)		(40,000)		(25,000)		(16,850,000)		(943,000)	[2]	(1,854,000)		(1,967,000)	[5]	(1,112,000)	[5]	(859,000)	[5]	(1,084,000)		(1,052,000)		(773,000)		(2,277,000)	[3]	(4,929,000)	[3]	(4,540,000)		(107,000)		(1,655,000)		(965,000)	[5]	(914,000)		(891,000)		(8,000)		(429,000)		(316,000)		(113,000)		(1,104,000)		(1,552,000)	[3]	(1,154,000)		0		(108,864,000)		(52,000)
Life on Which Depreciation in Latest Income Statement is Computed																			39 years	[1]	40 years		38 years		24 years		24 years		30 years		40 years	[2]	32 years		30 years		24 years	[3]	36 years		32 years		24 years		28 years		20 years		30 years		24 years	[4]	24 years	[4]	36 years		40 years	[5]	28 years		24 years		44 years	[5]	28 years		32 years		20 years		32 years	[3]	30 years	[4]	35 years	[4]	35 years	[4]	30 years	[4]	24 years		24 years		24 years		37 years		25 years		28 years		35 years		25 years		25 years		28 years		25 years		25 years		20 years	[3]	29 years		32 years		40 years		40 years	[1]	40 years		32 years	[3]	32 years	[3]	32 years		32 years	[3]	32 years	[3]	28 years		32 years	[3]	32 years		36 years		32 years		36 years		24 years	[3]	20 years		40 years	[1]	35 years	[1]	40 years	[3]	40 years		40 years	[4]	40 years		40 years		40 years		40 years		40 years		40 years		40 years		40 years		40 years				30 years	[2]	42 years		43 years	[5]	43 years	[5]	41 years	[5]	46 years		35 years		35 years		39 years	[3]	24 years	[3]			15 years		43 years		40 years	[5]	38 years		35 years		40 years				10 years		40 years		32 years		29 years	[3]	40 years
Real estate:
Balance at the beginning of the period	570,904,000	570,998,000
Acquisitions	0	202,570,000
Improvements	94,000	9,000
Write-offs of fully depreciated assets	0	(6,284,000)
Balance at the end of the period	570,998,000	767,293,000
Accumulated depreciation:
Balance at the beginning of the period	(85,567,000)	(88,701,000)
Depreciation expense	(3,134,000)	(26,499,000)
Write-off of fully depreciated assets	0	6,284,000
Balance at the end of the period	(88,701,000)	(108,916,000)
Mortgage loan							157,898,000	[8]	160,925,000	[8]	39,200,000	19,900,000	31,500,000	13,600,000
Secured revolving credit facility				200,000,000	100,000,000	100,000,000
Initial cost of real estate for federal tax purposes		$ 762,000,000

[1]	Property serves as collateral for a mortgage loan totaling $19.9 million as of December 31, 2011.
[2]	Property serves as collateral for a mortgage loan totaling $13.6 million as of December 31, 2011.
[3]	Property serves as collateral for the $100.0 million secured revolving credit facility. There were no amounts outstanding as of December 31, 2011.
[4]	Property serves as collateral for a mortgage loan totaling $39.2 million as of December 31, 2011.
[5]	Property serves as collateral for a mortgage loan totaling $31.5 million as of December 31, 2011.
[6]	Building and building improvements include land improvements and furniture and equipment.
[7]	The aggregate cost of real estate for federal income tax purposes was $762.0 million.
[8]	Outstanding principal balance for mortgage indebtedness does not include mortgage premium of $0.5 million as of December 31, 2011 and 2010.